File Nos. 333-129284
811-1343

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       ☑
Pre-effective Amendment No.
Post-effective Amendment No.        (6)
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 93
HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
(Exact Name of Registrant)
Horace Mann Life Insurance Company
(Name of Depositor)
One Horace Mann Plaza, Springfield, Illinois 62715
(Address of Depositor’s Principal Executive Offices)
(217) 789-2500
Depositor’s Telephone Number)
Ann M. Caparros
One Horace Mann Plaza
Springfield, Illinois 62715
(Name and Address of Agent for Service)
Copies of Communications to:
Stephen E. Roth
Sutherland LLP
1275 Pennsylvania Avenue, NW
Washington, DC 20004-2415
It is proposed that this filing will become effective:
☐	Immediately upon filing pursuant to paragraph (b) of Rule 485

☑	On May 1, 2009 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	On May 1, 2009 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

Variable Deferred Annuity Contract

Goal Planning Annuity (GPA)

Horace Mann Life Insurance Company
Separate Account

May 1, 2009

Variable Deferred Annuity Contract Issued By Horace Mann Life Insurance Company Separate Account Flexible Premium Contract for Individuals

This prospectus offers a Variable annuity Contract to individuals. The Contract is issued by Horace Mann Life Insurance Company (“HMLIC”) as a flexible premium Contract. It is issued in connection with retirement plans or arrangements, which may qualify for special tax treatment under the Internal Revenue Code of 1986 as amended (“IRC”) or as a non-qualified annuity Contract. The investment choices under the Contracts are a fixed account that credits a specified guaranteed interest rate, and the HMLIC Separate Account. You can allocate Your Net Premiums and Your Contract’s cash value to the fixed account or to the HMLIC Separate Account which invests through each of its Subaccounts (sometimes referred to as Variable Investment Options) in a corresponding Underlying Fund. The Underlying Funds are:

Lifecycle Funds
Wilshire Variable Insurance Trust 2015 ETF Fund
Wilshire Variable Insurance Trust 2025 ETF Fund
Wilshire Variable Insurance Trust 2035 ETF Fund

Large Company Stock Funds
Large Value
Davis Value Portfolio
T. Rowe Price Equity Income Portfolio VIP II
Wilshire Large Company Value Portfolio (Investment Class)(1)
Large Core
Dow Jones Wilshire 5000 Index Portfolio (Investment Class)(1)
Fidelity VIP Growth & Income Portfolio SC 2
Fidelity VIP Index 500 Portfolio SC 2
Wilshire VIT Equity Fund
Large Growth
AllianceBernstein VPS Large Cap Growth Portfolio
Fidelity VIP Growth Portfolio SC 2
Wilshire Large Company Growth Portfolio (Investment Class)(1)

Mid-Size Company Stock Funds
Mid Value
AllianceBernstein VPS Small/Mid Cap Value Portfolio
Ariel Fund®(1)
Ariel Appreciation Fund®(1)(2)
Mid Core
Fidelity VIP Mid Cap Portfolio SC 2
Rainier Small/Mid Cap Equity Portfolio(1)
Mid Growth
Delaware VIP Growth Opportunities Series — Service Class
Putnam VT Vista Fund (IB Shares)
Wells Fargo Advantage VT Discovery Fundsm

Small Company Stock Funds
Small Value
Royce Capital Fund Small-Cap Portfolio
Wilshire Small Company Value Portfolio (Investment Class)(1)
Small Core
Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio — Service Shares
Goldman Sachs VIT Structured Small Cap Equity Fund(2)
Neuberger Berman Genesis Fund — Advisor Class(1)
Small Growth
AllianceBernstein VPS Small Cap Growth Portfolio
Delaware VIP Trend Series — Service Class
Wilshire VIT Small Cap Growth Fund

International Stock Funds
Fidelity VIP Overseas Portfolio SC 2
Wilshire VIT International Equity Fund

Specialty
Wilshire VIT Socially Responsible Fund

Real Estate
Delaware VIP REIT Series (Service Class)

Bond Funds
Fidelity VIP High Income Portfolio SC 2
Fidelity VIP Investment Grade Bond Portfolio SC 2
Wilshire VIT Income Fund

Balanced Fund
Wilshire VIT Balanced Fund

Money Market
T. Rowe Price Prime Reserve Portfolio

(1)	These Subaccounts are not available as Variable Investment Options in Non-Qualified Contracts.

(2)	On and after May 1, 2008, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating Net Premium to the following Subaccounts, Contract Owners may continue those allocations.

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

Trademarks used in this document are owned by and used with the permission of the appropriate company.

We provide a premium bonus rider under versions of the Contract with a 9-year surrender charge period. This bonus feature provides for a credit equal to two percent (2%) of Net Premium We receive at Our Home Office during the first Contract Year. Electing this bonus feature may be beneficial to You only if You own the Contract a sufficient length of time. Electing this option will result in the surrender charge period being increased from 5 to 9 years in length. Electing this option will not cause the mortality and expense risk fee to increase, nor will it increase surrender charges during the Contract’s first 5 years. However, during years 6-9 of the surrender charge period, the amount of the premium bonus may be more than offset by the surrender charges associated with the bonus.

This prospectus sets forth the information an investor should know before purchasing or making additional premium payments to a Contract and should be kept for future reference. Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 2009. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785 or by telephoning (800) 999-1030 (toll-free). The table of contents of the Statement of Additional Information appears at the end of this prospectus.

The Securities and Exchange Commission maintains a website (www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information that the HMLIC Separate Account files electronically with the Securities and Exchange Commission.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THIS SECURITY OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF OR GUARANTEED BY ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

Horace Mann Investors, Inc., the distributor of the Contracts, is a member of the Securities Investor Protection Corporation (SIPC). Visit www.sipc.org, call 1-202-371-8300 or write to SIPC at 805 15th Street, N.W. Suite 800, Washington, D.C. 20005-2215 for information about SIPC, including the SIPC brochure.

The date of this prospectus is May 1, 2009.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACT OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

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Definitions

Account Value: The sum of the Fixed Account Value and the Variable Account Value.

Accumulation Unit: A unit of measurement used to determine the value of a Contract Owner’s interest in a Subaccount before Annuity Payments begin.

Accumulation Unit Value: The value of an Accumulation Unit on any Valuation Date.

Annuitant: The natural person whose life determines the Annuity Payments made under a Contract.

Annuitized Value: The amount applied to purchase annuity payments. It is equal to the Account Value on the Annuity Date, less any applicable premium tax.

Annuity Date: The date Annuity Payments begin. The criteria for setting an Annuity Date are set forth in Your Contract, and the anticipated Annuity Date is shown on the Annuity Data pages of Your Contract.

In addition, Qualified Plans often place certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Plans (except Roth IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 70 1/2. See “Tax Consequences — Required Minimum Distributions.”

Annuity Payments: A series of payments that may be for life; for life with a guaranteed number of payments; for the joint lifetimes of the Annuitant and another person, and thereafter, during the lifetime of the survivor; or for some fixed period. A fixed annuity payout arrangement provides a series of payments that will be equal in amount throughout the annuity period, except in the case of certain joint and survivor Annuity Payment options. A fixed annuity payout arrangement does not participate in the investment experience of any Subaccount. A Variable annuity payout arrangement provides a series of payments that vary in amount.

Annuity Period: The period during which Annuity Payments are made to the Annuitant or the last surviving joint Annuitant, if any.

Annuity Unit: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.

Annuity Unit Value: The value of an Annuity Unit on any Valuation Date.

Contract: The individual flexible premium deferred Variable annuity contract this prospectus offers.

Contract Anniversary: The same day and month as the Issue Date of Your Contract for each succeeding year of Your Contract.

Contract Owner (You, Your): The individual or entity to whom the Contract is issued.

Contract Year: A period of twelve months beginning on the date a Contract is issued and each anniversary of that date.

FINRA: The Financial Industry Regulatory Authority was created in July 2007 through the consolidation of NASD and the member regulation, enforcement and arbitration functions of the New York Stock Exchange.

Fixed Account Value: The dollar value of the fixed account under the Contract before Annuity Payments begin.

HMLIC, We, Us, Our: Horace Mann Life Insurance Company.

Home Office: The mailing address and telephone number of Our Home Office are: P.O. Box 4657, Springfield, Illinois 62708-4657; (800) 999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715-00001.

Issue Date: The date when Your Contract becomes effective.

Investment Options: The fixed account and the Underlying Funds in which the Subaccounts invest.

Net Premium: Each premium payment paid to HMLIC under the Contract, less any applicable premium taxes.

Non-Qualified Contract: A Contract that is not a Qualified Plan.

Proof of Death: (1) A completed claimant’s statement as provided by Us; and (2a) a certified copy of the death certificate or (2b) any other proof of death satisfactory to Us, including, but not limited to, a certified copy of a decree of a court of competent jurisdiction certifying death, or a written statement by a medical doctor who attended the deceased at the time of death; and (3) any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us.

Qualified Plan: The term “Qualified Plan” in this prospectus will be used to describe the following contracts: IRC Section 403(b) tax sheltered annuity (“403(b) Contract”); IRC Section 408 individual retirement annuity (“traditional IRA”); IRC Section 408A Roth IRA (“Roth IRA”); IRC Section 408(p) SIMPLE retirement annuity (“SIMPLE”); IRC Section 408(k) simplified employee pension (“SEP”); IRC Section 457(b) eligible governmental plan annuity (“457(b) Contract”); and IRC 401 qualified annuity.

Separate Account: The Horace Mann Life Insurance Company Separate Account, a segregated Variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940.

Subaccount: A division of the Separate Account, that invests in shares of a corresponding Underlying Fund. Certain Subaccounts are not available for investment under Non-Qualified Contracts.

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Underlying Funds: All open-end management investment companies registered under the Investment Company Act of 1940 that are listed in this document and are available for investment by the Separate Account.

Valuation Date: Any day on which the New York Stock Exchange (“NYSE”) is open for trading and on which the net value of each share of the Underlying Funds is determined except for the day after Thanksgiving. The Valuation Date ends at 3:00 p.m. Central time, or the close of the NYSE, if earlier. We deem receipt of any Net Premium or request to occur on a particular Valuation Date if We receive the Net Premium or request (in either case, with all required information and documentation) at Our Home Office before 3:00 p.m. Central time on that day. If received after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date.

Valuation Period: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.

Variable: The values vary based on the investment performance of the Subaccount(s) selected.

Variable Account: Your portion of the Separate Account set up to receive Net Premiums, any applicable premium bonus and transfers allocated to it.

Variable Account Value: The dollar value of the Variable Investment Options under the Contract before Annuity Payments begin.

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Summary

This summary is intended to provide a brief overview of the more significant aspects of the Contract. Certain Contract features described in this prospectus may not be available in all states. More detailed information about the material rights and features under the Contract can be found elsewhere in this prospectus and in the Separate Account Statement of Additional Information. Terms and conditions may be modified as required by law in the State in which the application is signed. Such variations are described in the Contract. This prospectus is intended to serve as a disclosure document that focuses on the Variable portion of the Contract only. For information regarding the fixed portion, refer to the Contract.

Detailed information about the Underlying Funds is contained in each Underlying Fund’s prospectus and in each Underlying Fund Statement of Additional Information.

The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund’s prospectus.

What is the “Separate Account?”

The Separate Account segregates assets dedicated to the Variable portion of the Contract offered herein. The Separate Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The Separate Account consists of Subaccounts, each investing in shares of a corresponding Underlying Fund.

Who may purchase the Contract offered by this prospectus?

Individuals may purchase the Variable flexible premium annuity. The Contract is designed for individuals seeking long-term tax-deferred accumulation of funds. Purchasing the Contract as an investment vehicle for a qualified retirement plan does not provide any additional tax advantage beyond that already available through the qualified plan.

The Contract is offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. (“HM Investors”). In addition, the Contract may be offered and sold through independent agents and other broker-dealers. HM Investors is a broker-dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of FINRA.

What are my investment choices?

You may invest Your money in up to 24 Investment Options (including the Fixed Account) at any one time. Certain Subaccounts are not available for investment under Non-Qualified Contracts.

(a)	Separate Account

Includes Subaccounts, each of which invests in one of the following Underlying Funds:

Lifecycle Funds
Wilshire Variable Insurance Trust 2015 ETF Fund
Wilshire Variable Insurance Trust 2025 ETF Fund
Wilshire Variable Insurance Trust 2035 ETF Fund

Large Company Stock Funds
Large Value
Davis Value Portfolio
T. Rowe Price Equity Income Portfolio VIP II
Wilshire Large Company Value Portfolio (Investment Class)(1)
Large Core
Dow Jones Wilshire 5000 Index Portfolio (Investment Class)(1)
Fidelity VIP Growth & Income Portfolio SC 2
Fidelity VIP Index 500 Portfolio SC 2
Wilshire VIT Equity Fund
Large Growth
AllianceBernstein VPS Large Cap Growth Portfolio
Fidelity VIP Growth Portfolio SC 2
Wilshire Large Company Growth Portfolio (Investment Class)(1)

Mid-Size Company Stock Funds
Mid Value
AllianceBernstein VPS Small/Mid Cap Value Portfolio
Ariel Fund®(1)
Ariel Appreciation Fund®(1)(2)
Mid Core
Fidelity VIP Mid Cap Portfolio SC 2
Rainier Small/Mid Cap Equity Portfolio(1)
Mid Growth
Delaware VIP Growth Opportunities Series — Service Class
Putnam VT Vista Fund (IB Shares)
Wells Fargo Advantage VT Discovery FundSM

Small Company Stock Funds
Small Value
Royce Capital Fund Small-Cap Portfolio
Wilshire Small Company Value Portfolio (Investment Class)(1)
Small Core
Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio — Service Shares
Goldman Sachs VIT Structured Small Cap Equity Fund(2)
Neuberger Berman Genesis Fund — Advisor Class(1)
Small Growth
AllianceBernstein VPS Small Cap Growth Portfolio
Delaware VIP Trend Series — Service Class
Wilshire VIT Small Cap Growth Fund

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International Stock Funds
Fidelity VIP Overseas Portfolio SC 2
Wilshire VIT International Equity Fund

Specialty
Wilshire VIT Socially Responsible Fund

Real Estate
Delaware VIP REIT Series (Service Class)

Bond Funds
Fidelity VIP High Income Portfolio SC 2
Fidelity VIP Investment Grade Bond
Portfolio SC 2
Wilshire VIT Income Fund

Balanced Fund
Wilshire VIT Balanced Fund

Money Market
T. Rowe Price Prime Reserve Portfolio

(1)	These Subaccounts are not available as Variable Investment Options in Non-Qualified Contracts.

(2)	On and after May 1, 2008, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating Net Premium to the following Subaccounts, Contract Owners may continue those allocations.

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

(b)	Fixed Account — You also may direct Your money to the fixed account and receive a guaranteed rate of return.

When can I transfer between accounts?

At any time before the Contract’s Annuity Date, You may transfer amounts from one Subaccount to another, and to and from the fixed account of the Contract, subject to certain restrictions. The dollar cost averaging program permits You to systematically transfer (on a quarterly, semi-annual, or annual basis) a fixed dollar amount between the fixed account and Variable Investment Options and within the Variable Investment Options. The dollar cost averaging program is only available before the Annuity Date. For complete details see “The Contract — Transactions.”

May I withdraw all or part of the Contract value before the Annuity Date?

Unless restricted by the Internal Revenue Code of 1986, as amended (“IRC”), or Your employer’s Plan Document, if applicable, You may at any time before the Annuity Date surrender Your Contract in whole or withdraw in part for cash. Surrenders and withdrawals may be subject to Surrender Charges as described in “Deductions and Expenses — Surrender Charges.” In any Contract Year, You may withdraw a portion of Your Account Value without incurring a Surrender Charge. You may have to pay federal income taxes and a penalty tax on any money You surrender or partially withdraw from Your Contract.

What are the charges or deductions?

The Contract may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5%.

We will deduct a mortality and expense risk fee (M&E Fee) of 1.25% (annual rate) from the Subaccounts. This fee is computed on a daily basis.

We will deduct an annual maintenance fee from Your Account Value on each Contract Anniversary; we will deduct a proportionate amount of this fee upon surrender of Your Contract. This fee may not exceed $25. We will waive this fee if the Account Value equals or exceeds $25,000 at the time the fee is assessed.

We may deduct a Surrender Charge against surrenders and withdrawals. The Surrender Charge is a percentage of the Account Value withdrawn or surrendered. For withdrawals from the Variable Account, the Surrender Charge is deducted from the Contract Owner’s value in the Subaccount(s) from which the withdrawal is made. See “The Contract — Transactions — Surrender or Withdrawal Before Commencement of Annuity Period.”

What charges will I pay on an annual basis if I elect optional riders?

Guaranteed Minimum Death Benefit Rider — Annual Step-up — You may elect this optional death benefit at the time of Contract issue for an additional charge. If You elect this rider, You will pay 0.20%*. We deduct these charges from the Variable Account as a percentage of the Variable Account Value and compute them on a daily basis. The charge for this rider will continue until the Contract is terminated or You annuitize the Account Value.

Guaranteed Minimum Death Benefit Rider — 5% Accumulation — You may elect this optional death benefit at the time of Contract issue for an additional charge. If You elect this rider, You will pay 0.30%*. We deduct these charges from the Variable Account as a percentage of the Variable Account Value and compute them on a daily basis. The charge for this rider will continue until the Contract is terminated or You annuitize the Account Value.

*	If You purchase both the Guaranteed Minimum Death Benefit Rider — Annual Step-up and the Guaranteed Minimum Death Benefit Rider — 5% Accumulation at Contract issue, then, for the life of Your Contract, the total annual charge for both riders will be 0.40% of the average Variable Account Value.

Premium bonus rider — this option provides for a credit equal to two percent (2%) of Net Premium We receive at Our Home Office during the first Contract Year. This option must be elected at the time of Contract issue and electing this option will result in the surrender charge period being increased from 5 to 9 years in length. Electing this option will not cause the mortality and expense risk fee to increase, nor will it increase surrender charges during the Contract’s first 5 years. However, during years 6-9 of the surrender charge period, the amount of the premium bonus may be more than offset by the surrender charges associated with the bonus. We may use any proceeds from surrender

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charges associated with the bonus to recoup the amount of any premium bonus paid.

What are the federal income tax consequences of investing in this Contract?

Amounts contributed through salary reduction (other than amounts designated as Roth contributions), employer contributions, or deductible amounts in the case of traditional IRAs are not taxed at the time of contribution. Earnings are also not taxed as they accumulate within the annuity Contract. Except for qualified distributions from Roth IRAs or after-tax contributions, Contract benefits will be taxable as ordinary income when received in accordance with Section 72 of the IRC.

The IRC provides penalties for premature distributions under annuity contracts and various retirement plans. Values may not be withdrawn from 403(b), 457(b), and certain 401(a) Contracts, except under certain circumstances. See “Tax Consequences.” These Contracts might not be suitable for short-term investment. See “The Contract — Transactions — Surrender or Withdrawal Before Commencement of Annuity Period.”

If I receive my Contract and am dissatisfied, may I return it?

You may return the Contract to HMLIC within 30 days of receipt of the Contract. HMLIC will refund the greater of (1) the premium payments made for the Contract, less any withdrawals and any outstanding loan balance, or (2) the Account Value minus any applicable premium bonus as of the date the returned Contract was received. We will pay the refund within 10 calendar days after we receive the Contract. Upon return of the Contract, it will be deemed void.

When can I begin receiving Annuity Payments, and what options are available?

Payments will begin on the Annuity Date set by the terms of Your Contract. Variable Annuity Payments are made only in monthly installments. Various Annuity Payment options are available under the Contract.

Annuity Payments may be fixed or Variable or a combination of fixed and Variable payments. The following options are available for receiving Annuity Payments: Life Annuity with payments guaranteed for periods of Life Only, 10, 15 or 20 years; Joint and Survivor Annuity; and Payments for a Specified Period.

The IRC may restrict or penalize certain early distributions from Qualified Plans, and the IRC also generally requires that distributions from Qualified Plans (other than Roth IRAs) begin by April 1 following the calendar year in which the Contract Owner reaches age 70 1/2. See “Tax Consequences — Taxation of Contract Benefits.”

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Fee Tables and Example

The following tables describe the fees and expenses that You may pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer cash value between Investment Options. State premium taxes may also be deducted.

To determine the Contract You own, look in the bottom left-hand corner of Your Contract for the form number. This prospectus applies to all HMLIC contracts with a form number of IC-452 immediately followed by any combination of 3 letters and/or numbers.

Contract Owner Transaction Expenses:(1)

Surrender Charges (as a percentage of amount surrendered, if applicable)

The Surrender Charge declines to zero over time — after 5 years, or after 9 years if the premium bonus rider applies to Your Contract.

Surrender Charges	Surrender Charge%
During Contract Year	9 Year	5 Year

1	8.0%	8.0%
2	7.5%	7.5%
3	7.0%	7.0%
4	6.0%	6.0%
5	5.0%	5.0%
6	4.0%	0.0%
7	3.0%	0.0%
8	2.0%	0.0%
9	1.0%	0.0%
Thereafter	0.0%	0.0%

We guarantee that the aggregate Surrender Charge will never exceed 9% of Your total net purchase payments to a Subaccount.

Periodic Fees and Expenses

The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses. This table reflects the charges You would pay if You did not select any optional Riders.

Annual Maintenance Fee(2)	$25
Separate Account Annual Expenses (as a percentage of average Variable Account Value)
Mortality and Expense Risk Fee	1.25%
Total Separate Account Annual Expenses	1.25%

Optional Rider Charges (as a percentage of average Variable Account Value)

Guaranteed Minimum Death Benefit Rider — Annual Step-up	0.20	%(3)(4)
Guaranteed Minimum Death Benefit Rider — 5% Accumulation	0.30	%(3)(4)
Premium bonus rider	0.00%

For information concerning compensation paid for the sale of the Contracts, see “Other Information — Distribution of the Contract.”

The next item shows the lowest and highest total operating expenses charged by the Underlying Funds for the fiscal year ended December 31, 2008. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund.

(1)	Any premium taxes relating to this contract will be deducted from the premium or deducted from the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Contract Owner’s current place of residence. Premium taxes currently range from 0% to 3.5%.

(2)	We deduct a pro rata portion of this fee upon the surrender of the Contract. We currently waive the annual maintenance fee if the Account Value equals or exceeds $25,000 at the time the fee is assessed.

(3)	If You purchase both the Guaranteed Minimum Death Benefit Rider-Annual Step — up and the Guaranteed Minimum Death Benefit Rider — 5% Accumulation at Contract issue, then, for the life of Your Contract, the total annual charge for both riders will be 0.40% of the average Variable Account Value.

(4)	HMLIC will not issue Contracts for which the sum of the mortality and expense risk fee and the charges against the Variable Account for any permissible combination of optional riders You select exceeds 2.40% of average Variable Account Value.

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Total Annual Underlying Fund Operating Expenses(1)	Lowest	Highest

(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.35%	2.74%

The table showing the range of expenses for the Underlying Funds takes into account the expenses of the Lifecycle Funds and the Wilshire VIT Balanced Fund, each of which is a “fund of funds.” A “fund of funds” purchases shares of other funds (each an “Acquired Fund”). Each “fund of funds” has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In determining the range of Underlying Fund expenses, We have taken into account the information received from each Lifecycle Fund or the Balanced Fund on the combined actual expenses for each such “fund of funds,” which include the pro rata portion of the fees and expenses incurred indirectly by a Lifecycle Fund or the Balanced Fund as a result of its investment in shares of one or more Acquired Funds. See the prospectus for the Lifecycle Funds or the Balanced Fund for a presentation of the applicable Acquired Fund fees and expenses.

Example

This Example is intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, the Annual Maintenance fee, Separate Account annual expenses and Underlying Fund fees and expenses. This example includes the highest cost of any combination of available riders.

The Example assumes that You invest $10,000 in the Contract for the time periods indicated. The Example also assumes that Your investment has a 5% return each year, assumes the highest fees and expenses of any of the Underlying Funds as of December 31, 2008, without reflecting the impact of any Underlying Fund fee or expense waivers, and that a 9-year surrender charge period applies to Your Contract. Although Your actual costs may be higher or lower, based on these assumptions Your costs would be:

If You surrender Your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$1,262	$2,090	$2,821	$4.659

If You do NOT surrender or if You annuitize Your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$460	$1,384	$2,313	$4,659

Please remember that the Example is simply an illustration and does not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, Your rate of return may be more or less than the 5% assumed in the Example.

(1)	The portfolio expenses used to prepare this table were provided to HMLIC by the Underlying Funds. HMLIC has not independently verified such information. The expenses shown are those for the year ended December 31, 2008. Current or future expenses may be greater or less than those shown. These numbers do not reflect any waivers currently in place. The Underlying Funds may impose a redemption fee on certain transactions and these are not reflected above. Please see “Transactions-Market Timing” for a discussion of these fees.

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Condensed Financial Information

Tables showing the Accumulation Unit Value information for each Subaccount of the Separate Account available under the Contracts are presented in “Appendix B : Condensed Financial Information.”

Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785 or by telephoning (800) 999-1030 (toll-free).

Horace Mann Life Insurance Company,
The Fixed Account,
The Separate Account and
The Underlying Funds

Horace Mann Life Insurance Company

HMLIC, located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001 (Our Home Office), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.

HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation, a publicly-held insurance holding company traded on the NYSE.

The Fixed Account

The fixed account is part of HMLIC’s general account. We use general account assets to support our insurance and annuity obligations other than those funded by separate accounts. Subject to applicable law, HMLIC has sole discretion over the investment of the assets of the fixed account. HMLIC bears the full investment risk for all amounts contributed to the fixed account. HMLIC guarantees that the amounts allocated to the fixed account under the Contracts will be credited interest daily at an annual effective interest rate as specified in Your Contract. We will determine any interest rate credited in excess of the guaranteed rate at our sole discretion. For additional information about the fixed account, see Your Contract. The fixed account has not been registered with the Securities and Exchange Commission, and the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the fixed account.

The Separate Account

On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount, in accordance with the terms of the Contract and without regard to other income, gains or losses of the remaining Subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Contract, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC’s assets are available to meet its obligations and expenses under the Contract. While HMLIC is obligated to make payments under the Contract, the amounts of Variable Annuity Payments are not guaranteed.

The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of a corresponding Underlying Fund based on Contract Owner instructions.

The Underlying Funds

Each of the Underlying Funds is registered with the Securities and Exchange Commission (“SEC”) as a diversified open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Underlying Funds by the SEC.

The Underlying Funds are listed below along with their primary investment objectives and the adviser to each Underlying Fund. There is no assurance that any of the Funds will achieve its stated objective. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read carefully in conjunction with this prospectus before investing. A copy of each Underlying Fund prospectus may be obtained without charge from HMLIC by calling (800) 999-1030 (toll-free), sending a telefacsimile (FAX) transmission to (877) 832-3785, or writing to HMLIC, P.O. Box 4657, Springfield, IL 62708-4657. You also may access the prospectuses on HMLIC’s website at www.horacemann.com in the “Annuity” link.

Name	Objective	Investment Type	Adviser

Wilshire Variable Insurance Trust 2015 ETF Fund(2)	High current income/Capital appreciation	Lifecycle	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

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Name	Objective	Investment Type	Adviser

Wilshire Variable Insurance Trust 2025 ETF Fund(2)	High current income/Capital appreciation	Lifecycle	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire Variable Insurance Trust 2035 ETF Fund(2)	High current income/Capital appreciation	Lifecycle	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Davis Value Portfolio	Long-term capital growth	Large value	The Davis Value Portfolio is a series of the Davis Variable Account Fund and is advised by Davis Selected Advisers, L.P.

T. Rowe Price Equity Income Portfolio VIP II	Long-term Capital appreciation	Large value	The T. Rowe Price Equity Income Portfolio VIP II is advised by T. Rowe Price Associates.

Wilshire Large Company Value Portfolio (Investment Class)(1)	Long-term capital growth	Large value	The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

Dow Jones Wilshire 5000 Index Portfolio (Investor Class)(1)	Capital growth	Large core	The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

Fidelity VIP Growth & Income Portfolio SC2	Current income/Capital growth	Large core	The Fidelity VIP Growth and Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Fidelity VIP Index 500 Portfolio SC2	Long-term capital growth	Large core	The Fidelity VIP Index 500 Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co. The Fidelity VIP Index 500 is managed by Geode, a subadvisor to the fund.

Wilshire VIT Equity Fund	Long-term capital growth	Large core	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

AllianceBernstein VPS Large Cap Growth Portfolio	Long-term capital growth	Large growth	The AllianceBernstein Large Cap Growth Portfolio is a series of the AllianceBernstein Variable Products Series Fund and is advised by AllianceBernstein L.P.

Fidelity VIP Growth Portfolio SC2	Capital growth	Large growth	The Fidelity VIP Growth Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Wilshire Large Company Growth Portfolio(1)	Long-term capital growth	Large growth	The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

AllianceBernstein VPS Small/Mid Cap Value Portfolio	Long-term capital growth	Medium value	The AllianceBernstein Variable Products Series Fund, Inc. Small/Mid Cap Value Portfolio is advised by AllianceBernstein L.P.

Ariel Appreciation Fund®(1)(3)	Long-term capital growth	Medium value	The Ariel Appreciation Fund is advised by Ariel Investments, LLC.

Ariel Fund®(1)	Long-term capital growth	Small value	The Ariel Fund is advised by Ariel Investments, LLC.

Fidelity VIP Mid Cap Portfolio SC2	Long-term capital growth	Medium core	The Fidelity VIP Mid Cap Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Rainier Small/Mid Cap Equity Portfolio(1)	Long-term capital growth	Medium core	The Rainier Small/Mid Cap Equity Portfolio is advised by Rainier Investment Management, Inc.

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Name	Objective	Investment Type	Adviser

The Delaware VIP Growth Opportunities Series — Service Shares	Long-term capital growth	Medium growth	The Delaware VIP Growth Opportunities Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

Putnam VT Vista Fund (IB Shares)	Capital appreciation	Medium growth	Putnam VT Vista Fund is a series of the Putnam Variable Trust and is advised by Putnam Management.

Wells Fargo Advantage VT Discovery Fundsm	Long-term capital appreciation	Medium growth	The Wells Fargo Advantage Discovery Fund is advised by Wells Capital Management.

Royce Capital Fund Small-Cap Portfolio	Long-term capital growth	Small value	The Royce Capital Fund Small-Cap Portfolio is advised by Royce & Associated, LLC.

Wilshire Small Company Value Portfolio (Investment Class)(1)	Long-term capital growth	Small value	The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio — Service Shares	Long-term capital growth	Small core	The Dreyfus Investment Portfolio: Small Cap Stock Portfolio is advised by The Dreyfus Corporation.

Goldman Sachs VIT Structured Small Cap Equity Fund(3)	Long-term capital growth	Small core	The Goldman Sachs VIT Structured Small Cap Equity Fund is a series of the Goldman Sachs Variable Insurance Trust and is advised by Goldman Sachs Asset Management, L.P.

Neuberger Berman Genesis Fund — Advisor Class(1)	Capital growth	Small core	Neuberger Berman Genesis Fund — Advisor Class is advised by Neuberger Berman Management Inc. and subadvised by Neuberger Berman, LLC.

AllianceBernstein VPS Small Cap Growth Portfolio	Long-term capital growth	Small growth	The AllianceBernstein VPS Small Cap Growth Portfolio is advised by AllianceBernstein L.P.

Delaware VIP Trend Series — Service Class	Long-term capital growth	Small growth	The Delaware VIP Trend Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

Wilshire VIT Small Cap Growth Fund	Long-term capital growth	Small growth	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Fidelity VIP Overseas Portfolio SC2	Long-term capital growth	International	The Fidelity VIP Overseas Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Wilshire VIT International Equity Fund	Long-term capital growth	International	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire VIT Socially Responsible Fund	Long-term capital growth	Specialty	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Delaware VIP REIT Series — Service Class	Long-term total return/Capital Appreciation	Real Estate	The Delaware VIP REIT Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

Fidelity VIP High Income Portfolio SC2	High current income/Capital growth	Bond	The Fidelity VIP High Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

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Name	Objective	Investment Type	Adviser

Fidelity VIP Investment Grade Bond Portfolio SC2	Current income	Bond	The Fidelity VIP Investment Grade Bond Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Wilshire VIT Income Fund	Current income	Bond	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire VIT Balanced Fund(2)	Capital growth/Current income	Balanced	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

T. Rowe Price Prime Reserve Portfolio	Current income/Preservation of capital	Money Market	The T. Rowe Price Prime Reserve Portfolio is advised by T. Rowe Price Associates.

(1)	These Subaccounts are not available as Variable Investment Options in Non-Qualified Contracts.

(2)	Each of these Underlying Funds is considered a “fund of funds.” This means that the Underlying Fund purchases shares of other funds. A fund of funds may have higher expenses than funds investing directly in debt and equity securities.

(3)	On and after May 1, 2008, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating Net Premium to the following Subaccounts, Contract Owners may continue those allocations.

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

The Underlying Funds may sell shares to separate accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans, or to certain pension and retirement plans qualifying under Section 401 of the IRC. It is possible that, in the future, material conflicts could arise as a result of such “mixed and shared” investing.

The investment objectives and policies of certain Underlying Funds are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Underlying Funds may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.

Selection of Underlying Funds. We select the Underlying Funds offered through the Separate Account based on several criteria, including asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualifications of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund, its adviser or sub-adviser or an affiliate will make payments to Us or Our affiliates. (For additional information on these arrangements, see “Payments We Receive.”) We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability for new Net Purchase Payments and/or transfers of account value if We determine, in consultation with the plan sponsor, that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund. You bear the risk of any decline in Your Variable Account Value resulting from the performance of the Underlying Funds You have chosen.

Separate Account Pricing Agreement. Effective April 15, 2005 HMLIC entered into an agreement with State Street Bank and Trust Company (“State Street”), a national banking association located at 801 Pennsylvania Avenue, Kansas City, MO 64105, to calculate the daily Accumulation Unit Value for each Subaccount and to maintain certain required accounting records.

Payments We Receive. As described above, an Underlying Fund or an investment adviser or sub-adviser of an Underlying Fund (or its affiliates) may make payments to Us and/or certain of Our affiliates. For certain Underlying Funds, some or all such payments may be made from 12b-1 fees or service fees that are deducted from the Underlying Fund assets. In a “fund of funds” situation, We and/or certain of Our affiliates may receive 12b-1 fees on assets in the funds within the fund of funds. In such cases, We (and Our affiliates) do not also receive 12b-1 fees from the fund of funds for those same assets. Other payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the prospectuses for the Underlying Funds for more information). The amount of payments We (or Our affiliates) receive generally is based on a percentage of assets of the Underlying Fund attributable to the Contracts and certain other variable insurance products that We issue. These percentages differ and some Underlying Funds or their advisers or sub-advisers (or their affiliates) may pay Us more than others. These percentages currently range up to 0.50%.

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In addition, We receive payments from Wilshire Associates Incorporated as a result of Our involvement in developing and launching the Wilshire Variable Insurance Trust Lifecycle Funds (“Lifecycle Funds”). These payments are derived from the advisory fees deducted from Lifecycle Fund assets, which are paid by all investors in the Lifecycle Funds, including Contract Owners who elect to allocate Net Premium or Account Value to one or more Lifecycle Funds.

Proceeds from certain of these payments may be used for any corporate purpose, including payment of expenses that We and/or Our affiliates incur in promoting, marketing and administering the Contracts, and that We, in the role as an intermediary, incur in promoting, marketing and administering the Underlying Funds. We and Our affiliates may profit from these payments.

Addition, Deletion, or Substitution of Underlying Funds. We do not guarantee that each Underlying Fund will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable law, to add new underlying funds or classes of underlying funds, close existing Underlying Funds or classes of Underlying Funds, or substitute shares of a different underlying fund for Underlying Fund shares that are held by a Subaccount. New or substitute underlying funds may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in a Subaccount without notice to You and prior approval of the SEC and any state governmental agency, to the extent required by the 1940 Act or other applicable law.

We also may establish or add new Subaccounts, remove existing Subaccounts, or combine Subaccounts. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.

Voting Rights

We are the legal owner of the Underlying Fund shares held in the Separate Account and have the right to vote on all matters submitted to the Underlying Fund shareholders. Nevertheless, unless otherwise restricted by the retirement plan under which the Contract is issued, each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.

Before a vote of Underlying Fund shareholders, Contract Owners will receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares. The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the shareholder meeting.

We will vote all of the shares We own, including those for which We have received no instructions and those attributable to investment by HMLIC, in proportion to the vote by Contract Owners who allocate or transfer amounts to the Subaccounts, as long as such action is required by law. Therefore, the outcome of the vote could be decided by a few Contract Owners who provide timely voting instructions. Should federal securities laws, regulations, or interpretations change, We may elect to vote Underlying Fund shares in Our own right. If required by state insurance officials, or if permitted under federal regulation, We may disregard certain Contract Owner voting instructions under certain circumstances.

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The Contract

Contract Owners’ Rights

The Contract will be issued as a retirement plan on a qualified basis as defined in the IRC or as a Non-Qualified Contract. Annuity contracts and Qualified Plans are subject to certain tax restrictions. See “Tax Consequences.”

To participate in a Qualified Plan, the Contract Owner may be required to forego certain rights granted by the Contract and should refer to the provisions of his or her Contract, the provisions of the plan or trust instrument and/or applicable provisions of the IRC.

Unless otherwise provided by law, and subject to the terms of any governing plan or trust, or to the rights of any irrevocable beneficiary, the Contract Owner may exercise all privileges of ownership, as defined in the Contract. These privileges include the right during the period specified in the Contract to change the beneficiary, and to agree to a modification of the Contract terms. No designation or change in designation of a beneficiary will take effect unless We receive written request therefor at Our Home Office. The request will take effect as of the date We receive it, subject to payment or other action taken by Us before Your request was received. An assignment of ownership of a Contract issued under a Qualified Plan is generally prohibited. A Non-Qualified Contract may be assigned by giving Us written notice. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of a State Insurance Commissioner, to require that the assignment will be effective only upon acceptance by Us, and to refuse assignments at any time on a non-discriminatory basis.

This prospectus describes only the variable portions of the Contract. On the Annuity Date, the Contract Owner has certain rights to acquire fixed annuity options. See the Contract for details regarding fixed Annuity Payments.

Purchasing the Contract

To purchase a Contract, You must complete an application bearing all requested signatures and a suitability form. For 457(b) and 401 Contracts the employer will purchase the Contract on behalf of the employee but the employee will be required to complete an application and suitability form.

Applications are to be sent along with Your premium payment, to Our Home Office. If Your application is complete, Your initial premium payment has been received at Our Home Office and is considered a suitable sale, We will issue Your Contract within two business days of its receipt, and credit Your initial Net Premium to Your Contract. We deem receipt to occur on a Valuation Date if We receive Your properly completed application and premium payment at Our Home Office before 3:00 p.m. Central Time. If received after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date.

If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. The initial premium payment will be held in a suspense account, without interest, for a period not exceeding five business days. If the necessary information is not received within these five business days HMLIC will return the initial premium payment, unless otherwise directed by the applicant.

We generally will not issue You a Contract if the Annuitant is older than age 85 on the date the Contract would take effect. Under certain circumstances, however, We may issue Contracts above this maximum issue age.

Although We do not anticipate delays in Our receipt and processing of applications or premium payment requests, We may experience such delays to the extent agents fail to forward applications and premium payments to Our Home Office on a timely basis.

Canceling the Contract

You have the right to cancel a Contract for any reason within 30 days after You receive the Contract. To cancel a Contract, You must provide written notice of cancellation and return the Contract to Us at Our Home Office, or to the agent who sold it, within this “free look period.” HMLIC will refund the greater of: (1) the premium payments made for the Contract, less any withdrawals and any outstanding loan balance; or (2) the Account Value minus any applicable premium bonus as of the date the returned Contract was received. We will pay the refund within 10 calendar days after we receive the Contract. Upon return of the Contract, it will be deemed void.

Premium Payments

Amount and Frequency of Premium Payments — Net Premium payments allocated to the Separate Account will be applied at the applicable Accumulation Unit Value next determined following receipt in good form. The minimum purchase payment for the Contract is $25 per month or $300 per year. HMLIC offers a 2% premium bonus under Contracts to which the premium bonus rider applies. The Surrender Charge period is 9 years for Contracts with that rider. There is no additional charge for the rider.

The IRC limits the amounts which may be contributed to Qualified Plans. See “Tax Consequences — Contribution Limitations and General Requirements for Qualified Plans.”

Allocation of Net Premiums — When You complete Your application, You will give Us instructions on how to allocate Your Net Premium payments among the fixed account and/or the available Subaccounts. The amount You direct to a particular Subaccount or to the fixed account must be in whole number percentages from 1% to 100% of the Net Premium payment. If You make additional premium payments, We will allocate the Net Premiums in the same manner as Your initial Net Premium payment. A request to change the allocation of premium payments will be effective on the Valuation Date of receipt of the request by HMLIC’s Home Office unless a future date is requested. The Contract Owner may request a change of allocation at any time.

Accumulation Units and Accumulation Unit Value — Net Premiums allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Premium payments is determined by dividing the dollar amount credited to each

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Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges under the Contract.

Accumulation Units are valued on each Valuation Date. If We receive Your premium payment before 3:00 p.m. Central Time (or before the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Day. If We receive Your premium payment at or after 3:00 p.m. Central Time (or at or after the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.

The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:

•	the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;

•	plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;

•	minus the dollar amount of the mortality and expense risk fee and applicable rider charges we deduct for each day in the Valuation Period;

•	divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.

Transactions

The information in this section of the prospectus sets forth specific information and documentation that must be received by Us at our Home Office in order to process requests for certain types of transactions. In addition to the specific requirements set forth below, Your instructions must be sufficiently clear so that We do not need to exercise any discretion to follow such instructions; and We must receive all of the information and supporting legal documentation We require in order to effect the transaction.

Transfers — Subject to certain restrictions, You may transfer amounts from one Subaccount to another, and to and from the fixed account of the Contract, at any time before the Annuity Date. We reserve the right to limit transfers from the fixed account to the Subaccounts before the Annuity Date as follows:

•	No more than 25% of the Fixed Account Value can be transferred to one or more Subaccounts during a 365 day period.

•	Any request to transfer the total Fixed Account Value to one or more Subaccounts will be transferred over a four-year period. No more than 25% of the amount will be transferred in any year before the final transfer.

We may not accept or We may defer transfers at any time that We are unable to purchase or redeem shares of an Underlying Fund. We reserve the right to terminate the transfer privilege at any time for all Contract Owners. We also reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if in Our opinion We determine the Contract Owner to be using the Contract for the purposes of market timing or for any other purpose that We, in our sole discretion, determine to be potentially detrimental to other shareholders of an Underlying Fund. See the “Market Timing” section below.

You may transfer value from one existing Investment Option into as many as 10 other Investment Options. The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount(s), whichever is less. A transfer may not leave a Subaccount balance or fixed account balance of less than $100.

A Contract Owner may elect to transfer funds between Subaccounts and the fixed account by submitting a written request to Our Home Office, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (217) 789-2500 or (800) 999-1030 (toll-free), or by accessing Our website at www.horacemann.com and looking in the “Account Access” section.

Caution: Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider’s, Your agent’s, or Our’s, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent Our processing of Your transaction request. If You experience technical difficulties or problems, You should make your transaction request in writing to Our Home Office. You also should protect Your validating information, because self-service options will be available to anyone who provides Your validating information. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.

Depending on the means used to request a transfer, the request must: (1) be signed by the Contract Owner or, for telephone and website transactions, accompanied by validating information, (2) include the name of the Contract Owner and the Contract number, and (3) specifically state the dollar amount (not available for website transactions), a whole percentage, or the number of Accumulation Units to be transferred. The request also must specify the Subaccounts from which and to which the transfer is to be made. Transfers are effective on the Valuation Date of receipt of the request (in a form acceptable to Us) at Our Home Office unless a future date is requested. See “Other Information — Forms Availability.”

On and after May 1, 2008, no new transfers are allowed to the following Subaccounts:

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

Dollar Cost Averaging — Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are

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completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between Investment Options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. HMLIC reserves the right to limit the number of Investment Options and which Investment Options are available for the dollar cost averaging program. You may request dollar cost averaging by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), or by telefacsimile (FAX) transmission to (877) 832-3785. This option is only available before the Annuity Date.

The transfers will begin on the Valuation Date of receipt of the request in HMLIC’s Home Office (in a form acceptable to Us) and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC’s Home Office either by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), or by telefacsimile (FAX) transmission to (877) 832-3785.

Because the values of the Subaccounts from which the transfers may occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.

All requests must identify the Contract Owner’s name and Contract number, specify the Investment Options to be utilized and the amounts to be taken from each, and include proper authorization, such as a signature on a form or validating information if using the telephone.

On and after May 1, 2008, no new dollar cost averaging programs are allowed to start to the following Subaccounts:

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

Rebalancing — Rebalancing is the periodic adjusting of Investment Option balances to maintain a pre-established asset allocation strategy. You may request a rebalancing of Your Account Value either once or on a periodic basis.

For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Contract Owner. HMLIC reserves the right to limit the number of Investment Options and which Investment Options are available for the rebalancing program. HMLIC also reserves the right to require a minimum account value of no greater than $5,000 before a request for rebalancing is approved. You may request rebalancing by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), or by telefacsimile (FAX) transmission to (877) 832-3785.

Rebalancing will begin on the Valuation Date of receipt of the request (in a form acceptable to Us) in Our Home Office. For periodic rebalancing requests, subsequent rebalancing of Your Account Value will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your Account Value will be processed as of the 28th of the month. If You should decide to cancel an existing rebalancing program, You must notify Our Home Office either by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), or by telefacsimile (FAX) transmission to (877) 832-3785.

All requests must identify the Contract Owner’s name and Contract number, specify the Investment Options to be utilized and the percentage to be maintained in each option, and include proper authorization, such as a signature on a form or validating information if using the telephone.

On and after May 1, 2008, no new rebalancing programs are allowed to start to the following Subaccounts:

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

Changes to Premium Allocations — A Contract Owner may elect to change the allocation of future Net Premium payments at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785, or by accessing Our website at www.horacemann.com and looking in the “Account Access” section. Depending on the means used to request a change, the request must: (1) be signed by the Contract Owner or, for telephone and website transactions, be accompanied by validating information, (2) include the Contract Owner’s name and Contract number, and (3) specify the new allocation percentage for the fixed account and/or for each Subaccount (in whole percentages). Allocations made to the fixed account or to one or more Subaccounts must total 100%. Changes in allocation instructions are effective on the Valuation Date of receipt of the request by Our Home Office unless a later date is requested. See “Other Information — Forms Availability.”

On and after May 1, 2008, existing Contracts are not allowed to begin or increase allocations to the following Subaccounts:

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

Market Timing — The Contract and the Subaccounts are not designed for ‘market timing’ through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers among the Subaccounts or between the Subaccounts and the fixed account. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds’ investment strategies, with potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to Underlying Fund shareholders, generally and

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Contract Owners and their Contract performance, more specifically.

If We determine, in Our sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, We will take action to protect the other Contract Owners and/or terminate the Contract. In making these determinations, We may consider the combined transfer activity of Contracts that we believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to dollar cost averaging or rebalancing when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all owners of a particular Contract. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period of time. Such action will include requiring future transfer requests under the Contract to be submitted with an original signature via U.S. Mail for a finite period of time or for the duration of the Contract. If this restriction is imposed, We will reverse within one business day any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal. If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify You in writing of any restrictions.

The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by others to avoid detection. Accordingly, there is no assurance that We will deter all market timing activity. Therefore, Contract owners may be subject to the risks described above.

The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. Such policies and procedures may be more or less restrictive than HMLIC’s policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.

Contract Owners should be aware that We are required to provide to an Underlying Fund, promptly upon request, certain information about the trading activity of individual Contract Owners, and to restrict or prohibit further purchases or transfers by specific Contract Owners identified by the Underlying Fund as violating the frequent trading policies established for that Underlying Fund.

Surrender or Withdrawal Before Commencement of Annuity Period — Account Value may only be withdrawn from 403(b), 457(b) or 401 Contracts under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or applicable retirement plan under which the Contract is issued, You may surrender the Contract or withdraw part of Your Account Value for cash before Annuity Payments begin. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner’s interest in a Subaccount to less than $100.

The surrender or partial withdrawal of Variable Account Value (rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a valid request for surrender or partial withdrawal in Our Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include penalty taxes resulting from premature distribution. (See “Tax Consequences.”)

A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. The kind of HMLIC form to be used will depend on whether any proceeds from the withdrawal/surrender are to be sent to any party other than the Contract Owner. A Contract Owner may request a HMLIC withdrawal/surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or by accessing Our secure website at www.horacemann.com. Depending on the volume of transaction requests received at Our Home Office, We may take up to 5 business days following Our receipt of a request for a withdrawal/surrender form to mail the form. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will be accepted only if all withdrawal/surrender proceeds are to be sent to the Contract Owner and the request, if sent by FAX, is sent to (877) 832-3785. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will not be accepted if any proceeds of the withdrawal/surrender are not to be sent to the Contract Owner. See “Tax Consequences” and “Other Information — Forms Availability.”

Withdrawals and surrenders will be processed either on a Valuation Date specified by You in a request, provided the Valuation Date specified occurs on or after receipt of the request at Our Home Office, or on the Valuation Date of such receipt of a valid request at Our Home Office.

For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days prior to Your surrender or withdrawal request, We will hold Your request until We have acquired confirmation of the correct address. Upon receipt of Your confirmation of the address, We will consider the surrender or withdrawal request to be received in good form.

Surrenders and withdrawals from any Subaccount are subject to the Surrender Charges shown below. There are 2 Surrender Charge periods available under this contract. Both are shown below. The charges applicable to Your Contract will

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depend on how You completed the application and are printed on Your Contract data pages.

Surrender Charges	Surrender Charge%
During Contract Year	9 Year	5 Year

1	8.0%	8.0%
2	7.5%	7.5%
3	7.0%	7.0%
4	6.0%	6.0%
5	5.0%	5.0%
6	4.0%	0.0%
7	3.0%	0.0%
8	2.0%	0.0%
9	1.0%	0.0%
Thereafter	0.0%	0.0%

Surrender Charges are applied to surrenders and withdrawals based on the effective date of the Contract and not on the date the premium payment is made.

The applicable withdrawal charge will be deducted from the amount withdrawn and the balance paid to You. For example, a request to withdraw $3,000 at a 4% Surrender Charge will result in a surrender charge of $3000 × 4% = $120, which will be deducted from the withdrawal and the balance of $2,880 would be paid to You. Any taxes withheld will reduce the dollar amount of the distribution received. When You wish to receive a certain amount after the deduction of any surrender charges or applicable taxes, this is called a net withdrawal. We will determine what the total withdrawal and applicable charges would be to result in a desired net withdrawal when possible. In order for You to receive a net withdrawal of $3,000 in this example, we would need to withdraw $3,125 from your account, raising the surrender charge to $3,125 × 4% = $125 with the balance of $3,000 paid to You.

The Surrender Charge is assessed on the basis of the amount surrendered or withdrawn from the Subaccount(s), but will never exceed 9% of Your total Net Premium payments to a Subaccount during the lifetime of the Contract. For example, if a Contract Owner’s Subaccount value is $12,000 and Net Premium payments to date equal $10,000 and the Contract Owner surrenders the Contract, then the Surrender Charge may not exceed 9% of $10,000 ($900).

If premium taxes are deducted before surrender or withdrawal, any reduction of HMLIC’s premium tax liability resulting from the surrender or withdrawal will be to HMLIC’s benefit.

If You request a withdrawal for hardship purposes from Your 403(b) Contract or from Your employer’s 401(k) plan using the safe harbor regulations of the IRC, You may be suspended from making contributions to this and all other plans of Your employer for six months (or an additional period of time as may be provided in Your plan document). You should consult with Your plan administrator for further guidance before making a hardship withdrawal. After the six-month period (or other applicable period) is completed, You may resume making contributions.

Payments We Make — HMLIC ordinarily completes a transaction within seven calendar days after receipt of a proper request to transfer, surrender, partially withdraw or commence Annuity Payments. The value of a Contract is determined as of the Valuation Date on which a valid transaction request is received. However, determination of Account Value and processing the transaction may be deferred for: (1) any period during which the NYSE is closed for other than customary weekend or holiday closings, or during which trading on the NYSE is restricted by the Securities and Exchange Commission; (2) any period when the SEC determines that an emergency exists that makes it not reasonably practicable to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the Securities and Exchange Commission to protect persons with interests in the Separate Account.

We reserve the right to defer payment of amounts from the fixed account for up to six months after receipt of Your written request, but only after We have made a written request and received written approval of the insurance department of the state in which this Contract was delivered. We will pay interest on any payment deferred for 30 days or more at the applicable interest rate.

If You have submitted a check or draft to Our Home Office, We have the right to defer payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.

If mandated under applicable law, We may be required to reject a premium payment and/or block a Contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.

Confirmations — HMLIC mails written confirmations of premium payments to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, withdrawals and surrenders are mailed to Contract Owners within seven calendar days of the date the transaction occurred.

If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, or by telephoning (800) 999-1030 (toll free).

Deductions and Expenses — We make certain charges and deductions under the Contract. These charges and deductions compensate Us for: services and benefits We provide; costs and expenses We incur; and risks We assume. The fees and charges deducted under the Contract may result in a profit to Us.

Services and Benefits We Provide

•	the death benefit, and cash benefits under the Contract

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•	Investment Options, including Net Premium allocations
•	administration of elective options
•	the distribution of reports to Contract Owners
•	Annuity Payment options

Costs and expenses We incur:

•	costs associated with processing applications and with issuing and administering the Contract
•	overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of the Contracts
•	other costs of doing business, such as collecting premium payments, maintaining records, effecting transactions, and paying federal, state and local premium, and other taxes and fees

Risks We assume:

•	that the costs of providing the services and benefits under the Contracts exceed the charges We deduct

Waiver, Reduction or Elimination of deductions and expenses

We may reduce, waive or eliminate any of the deductions or expenses for Contracts sold under a particular Qualified Plan. Any such reduction will reflect the differences we expect in distribution costs or services meant to be defrayed by such charges. Factors we consider for a reduction, waiver or elimination of deductions or expenses include, but are not limited to, the following:

•	The number of participants under the Qualified Plan;
•	The type and nature of the Qualified Plan;
•	The expected level of assets and/or cash flow under the Qualified Plan;
•	Our agents’ involvement in sales activities;
•	Our sales-related expenses;
•	Distribution provisions under the Qualified Plan;
•	The Qualified Plan’s purchase of one or more other variable annuity contracts from us and the features of those contracts;
•	The level of employer involvement in determining eligibility for distributions under the Contract; and
•	Our assessment of financial risk to Us relating to withdrawals.

We will not reduce, waive or eliminate any deduction or expense in a manner that is unfairly discriminatory against any person.

We may also apply different deduction and expense provisions in Contracts issued to employees or members of certain employer groups or associations which have negotiated the Contract terms on behalf of their employees or members. We will offer any resulting deduction or expense uniformly to all employees or members in the group.

Premium Taxes — Certain state and local governments levy a premium tax, currently between 0 and 3.5%. Any premium taxes relating to the Contract will be deducted from the premium payments or the Annuitized Value, when applicable. The amount of such premium taxes, if any, and the time of deduction of those taxes will be determined by the Contract Owner’s current place of residence.

Surrender Charges — If You make a withdrawal or surrender under the Contract, HMLIC will assess a charge to compensate it for the cost of selling the Contract.

Withdrawals may not be made from 403(b), 457(b), and certain Section 401(a) Contracts, except under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or applicable retirement plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw a portion of the Account Value for cash before Annuity Payments begin.

HMLIC reserves the right to waive either a portion or the whole Surrender Charge in some situations. In some situations, You may make a withdrawal with no Surrender Charge. Please see Your Contract for further details. For further information regarding surrender or withdrawals see “The Contract-Transactions-Surrender or Withdrawal Before Commencement of Annuity Period.”

Annual Maintenance Fee — We will deduct an annual maintenance fee of no more than $25 from each Contract on the Contract anniversary date. This fee will be waived if the Account Value equals or exceeds $25,000 at the time the fee is assessed. We will deduct a proportionate amount of the annual maintenance fee upon the surrender of this Contract. If the Contract Owner has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $25,000 value has been met. When multiple contracts are issued to accommodate multiple sources of funds, such as employee versus employer, We will deduct only one annual maintenance fee per year.

The annual maintenance fee ceases when You apply the Annuitized Value to an Annuity Payment option. The annual maintenance fee is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. We do not expect to profit from such fee and assume the risk that this annual maintenance fee may be insufficient to cover the actual costs of administering the Contract.

Mortality and Expense Risk Fee (“M&E Fee”) — For assuming mortality and expense risk, We apply an asset charge to the Subaccounts. This fee may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk; these may vary from time to time); however, We reserve the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis.

Charges for Optional Riders — Guaranteed Minimum Death Benefit Rider — Annual Step-up — The Contract Owner may elect this optional death benefit at the time of Contract issue for an additional charge. Contract Owners who elect this rider each will pay 0.20% of the Variable Account Value on an annual basis*. The charge for this rider will continue until the Contract is terminated or You annuitize the Account Value.

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Guaranteed Minimum Death Benefit Rider — 5% Accumulation — The Contract Owner may elect this optional death benefit at the time of Contract issue for an additional charge. Contract Owners who elect this rider each will pay 0.30% of the Variable Account Value on an annual basis*. The charge for this rider will continue until the Contract is terminated or You annuitize the Account Value.

*	If You purchase both the Guaranteed Minimum Death Benefit Rider — Annual Step-up and the Guaranteed Minimum Death Benefit Rider — 5% Accumulation at Contract issue, then, for the life of Your Contract, the total annual charge for both riders will be 0.40% of the average Variable Account Value.

Premium Bonus Rider — This option provides for a credit equal to two percent (2%) of Net Premium We receive at Our Home Office during the first Contract Year. Electing this option will result in the surrender charge period being increased from 5 to 9 — years in length. Electing this option will not cause the mortality and expense risk fee to increase, nor will it increase surrender charges during the Contract’s first five years. However, during years 6-9 of the surrender charge period, the amount of the premium bonus may be more than offset by the surrender charges associated with the bonus. We may use any proceeds from surrender charges associated with the bonus to recoup the amount of any premium bonus paid.

Operating Expenses of the Underlying Funds — The deductions from and expenses paid out of the assets of the Underlying Funds are described in each Underlying Fund’s prospectus.

Death Benefit

Death Benefit Proceeds

If a Contract Owner dies (or the sole Annuitant dies and the sole Contract Owner is not a natural person) before the Annuity Date and while the Contract is in force, We will pay a death benefit to the beneficiary designated by the Contract Owner. The death benefit is determined for each beneficiary as of the date Proof of Death is received by HMLIC from such beneficiary. Proof of Death includes a certified death certificate or other satisfactory evidence of death, a completed claimant’s statement and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us.

The beneficiary will receive the greatest of:

1.	the Account Value; or

2.	the Net Premium paid, less an adjustment for any withdrawals and an adjustment for any outstanding loan balance, or

3.	the death benefit provided in any rider attached to the Contract.

At the option of the beneficiary, We will pay all or part of the death benefit proceeds to the beneficiary under one of the Annuity Payment options described under “Annuity Payments — Annuity Payment Options.” If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to a payee designated by the beneficiary or, if no subsequent payee has been designated, to the beneficiary’s estate.

Guaranteed Minimum Death Benefit Riders

In addition to the standard death benefit included in the Contract, the Contract Owner may add the optional death benefits described below for an additional cost. These riders may not be available in all states.

Guaranteed Minimum Death Benefit — Annual Step-up — The Contract Owner may elect this optional death benefit at the time of Contract issue for an additional charge.

Death Benefit under this rider

Before the Annuity Date, the death benefit is equal to the greatest of:

1.	the death benefit as described in the Contract; or

2.	the death benefit provided in any other rider attached to the Contract; or

3.	the Step-Up Death Benefit described in the Guaranteed Minimum Death Benefit Step-Up Rider.

Step-Up Death Benefit

The Step-Up Death Benefit is based on a series of calculations of Step-Up Anniversary Value. The Step-Up Death Benefit is equal to the greatest Step-Up Anniversary Value attained from this series of calculations, adjusted by any outstanding loan balance as set forth below.

HMLIC calculates the Step-Up Anniversary Value for every Contract Anniversary before the oldest Contract Owner’s attainment of age 81, including the Contract Anniversary immediately following the oldest Contract Owner’s attainment of age 80, or when HMLIC receives Proof of Death, whichever is earlier.

For Contracts with a loan endorsement, the Step-Up Anniversary Value for a given Contract Anniversary is equal to the “Total Accumulation Value” (as defined in the loan endorsement) as of that Contract anniversary increased by any subsequent Net Premium received, and decreased by any adjustments for any subsequent withdrawals. The Step-Up Death Benefit will be adjusted by any outstanding loan balance at the time HMLIC receives Proof of Death of any Contract Owner or the sole Annuitant if the sole Contract Owner is not a natural person. We will determine any adjustment for any subsequent withdrawal by dividing the withdrawal amount by the “Total Accumulation Value” immediately before the withdrawal and multiplying the resulting fraction by the Step-Up Anniversary Value immediately before the withdrawal. For Contracts without a loan endorsement, the Step-Up Anniversary Value for a given Contract Anniversary is equal to the Account Value as of that Contract Anniversary increased by any subsequent Net Premium received, and decreased by any adjustments for any subsequent withdrawals. We will determine any adjustment for any subsequent withdrawal by dividing the withdrawal amount by the Account Value immediately before the

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withdrawal and multiplying the resulting fraction by the Step-Up Anniversary Value immediately before the withdrawal. We will calculate the Death Benefit when We receive Proof of Death of any Contract Owner (or the sole Annuitant, if the sole Contract Owner is not a natural person).

Rider charge

Any charge for this rider is guaranteed not to increase after this rider has been issued.

We will deduct any Variable Account charge for this Rider from Your Variable Account Value and any Fixed Account charge from Your Fixed Account Value.

Rider restrictions

We reserve the right to restrict allocations or transfers to the fixed account or any of the Subaccounts.

Termination of this rider

This rider cannot be terminated by the Contract Owner after the Issue Date. This rider terminates upon the earliest of:

a.	when the Contract Owner applies the Annuitized Value to an annuity option under the Contract; or

b.	the date the Contract terminates as a result of surrender of the Contract or death of the Contract Owner (or the sole Annuitant, if the sole Contract Owner is not a natural person).

Guaranteed Minimum Death Benefit — 5% Accumulation — The Contract Owner may elect this optional death benefit at the time of Contract issue for an additional charge.

Death benefit under this rider

Before the Annuity Date, the death benefit is equal to the greatest of:

1.	the death benefit as described in the Contract; or

2.	the death benefit provided in any other rider attached to the Contract; or

3.	the Accumulation Death Benefit described in the Guaranteed Minimum Death Benefit-Accumulation Rider.

Accumulation Death Benefit

This rider provides an Accumulation Death Benefit as follows:

On the Issue Date, the Accumulation Death Benefit is equal to the initial Net Premium received. The Accumulation Death Benefit is increased by any subsequent Net Premium received, decreased by any adjustments for withdrawals, and is accumulated at the following interest rates:

1.	5 percent before or upon the Contract Anniversary immediately following the oldest Contract Owner’s attainment of age 80 depending on the option elected by the Contract Owner at the time of issue.

2.	0 percent thereafter.

For Contracts without a loan endorsement, an adjustment for any withdrawal is determined by dividing the withdrawal amount by the Account Value immediately before the withdrawal and multiplying the resulting fraction by the Accumulation Death Benefit immediately before the withdrawal.

For Contracts with a loan endorsement, an adjustment for any withdrawal is determined by dividing the withdrawal amount by the Total Accumulation Value (as defined in the loan endorsement) immediately before the withdrawal and multiplying the resulting fraction by the Accumulation Death Benefit immediately before the withdrawal.

We will calculate the death benefit when We receive Proof of Death of any Contract Owner or the sole Annuitant, if the sole Contract Owner is not a natural person. We also will adjust the Accumulation Death Benefit by any outstanding loan balance at that time.

Maximum Accumulation Death Benefit value

The amount of the Accumulation Death Benefit shall not exceed an amount equal to 200 percent of Net Premium, less any adjustments for withdrawals, and less an adjustment for any outstanding loan balance as of the date We receive Proof of Death.

Rider charge

Any charge for this rider is guaranteed not to increase after the rider has been issued.

We will deduct any Variable Account charge for this Rider from Your Variable Account Value and any Fixed Account charge from Your Fixed Account Value.

Rider restrictions

We reserve the right to restrict allocations or transfers to the fixed account or any of the Subaccounts.

Termination of this rider

This rider cannot be terminated by the Contract Owner after the Issue Date. This rider terminates upon the earliest of:

a.	when the Contract Owner applies the Annuitized Value to an annuity option; or

b.	the date the Contract terminates as a result of surrender of the Contract or death of the Contract Owner (or the sole Annuitant, if the sole Contract Owner is not a natural person).

Annuity Payments

Qualified Plans often place certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Plans (except Roth IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 70 1/2. (See “Tax Consequences — Taxation of Contract Benefits.”)

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The Contract provides for fixed or Variable Annuity Payment options or a combination of both. The Contract Owner may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments You must submit a properly completed request form to Our Home Office. If We do not receive Your written election of an Annuity Payment option at Our Home Office at least 30 days before the anticipated Annuity Date, the Annuity Payment option will be the Life Annuity with Payments Guaranteed for 10 Years which is payable on a Variable basis for any value in a Subaccount.

For variable Annuity Payment options we will process the request so that the Annuity Payments begin as of the first of the month following the month of receipt of Your request unless a later Valuation Date is requested and approved by HMLIC. For fixed Annuity Payment options we will process the request so that the Annuity Payments begin as of the date requested except the 29th, 30th or 31st of the month. If You elect a fixed payment option, We will transfer Your Variable Account Value to the fixed account on the Valuation Date Your request is received in Our Home Office. In addition, if You elect a Variable payment option, We will transfer Your Fixed Account Value to the Variable Account on the Valuation Date we receive Your request in Our Home Office. Your Net Premium allocation(s) will be changed to the fixed account or Variable Account, depending on the type of Annuity Payment option elected. Not all Subaccount(s) may be available for Annuity Payments. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to withhold for federal and state income taxes. (See “Other Information — Forms Availability” and “Tax Consequences.”)

In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments remain level, except in the case of certain joint and survivor Annuity Payment options, and are paid in monthly, quarterly, semiannual, and annual installments. Variable Annuity Payments will vary in amount and are paid only on a monthly basis. If the Annuitized Value to be applied under any one fixed or Variable Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments less than $20 per month at the Annuity Date, then the Contract value may be paid in a lump sum.

Annuity Payment Options

The following Annuity Payment options are available on a Variable basis unless otherwise stated.

Life Annuity with Payments Guaranteed for Life Only, 10, 15, or 20 Years — Annuity Payments are made to the Contract Owner beginning with the Annuity Date. The Annuity Payments will be based upon the number of guaranteed payments selected, and the age and sex of the Annuitant on the Annuity Date. Payments for this Annuity Payment option will continue as long as the Annuitant lives, or until all guaranteed payments have been made, whichever is later.

Guaranteed Annuity Payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC. If the Contract Owner dies before all Annuity Payments have been made, the remaining Annuity Payments will be paid to the Beneficiary(ies) as scheduled.

If the Annuitant dies before all guaranteed Annuity Payments have been made, the remaining guaranteed Annuity Payments will be paid to the Contract Owner, if living, otherwise to the Beneficiary(ies) as scheduled.

After the Annuity Date, this Annuity Payment option cannot be changed and withdrawals cannot be made.

Payments for a Specified Period — Annuity Payments are made to the Contract Owner beginning with the Annuity Date and continue for the specified period of time as elected. The specified period can be as short as five years or as long as 30 years, so long as the payments extend beyond the Surrender Charge period. This option is available on a fixed payment basis only.

Annuity Payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC. If the Contract Owner dies before all Annuity Payments have been made, the remaining Annuity Payments will be paid to the Beneficiary(ies) as scheduled.

If the Annuitant dies before all Annuity Payments have been made, the remaining Annuity Payments will be paid to the Contract Owner, if living, otherwise to the Beneficiary(ies) as scheduled.

After the Annuity Date, the Contract Owner may change this Annuity Payment option, or withdraw a portion of the Annuitized Value applied to this option or surrender this option. Any change or withdrawal the Contract Owner makes may affect any subsequent Annuity Payments and may have tax consequences. Surrender Charges may apply. If the Contract Owner surrenders the Annuitized Value applied to this Annuity Payment option, Annuity Payments will cease and the Contract will terminate. Thereafter, HMLIC will be free of any liability for the terminated Contract.

Joint And Survivor Annuity — Payments are made to the Contract Owner beginning with the Annuity Date. The Annuity Payments will be based upon the specific survivor option selected, and the age and sex of the two Annuitants on the Annuity Date.

The available survivor options are to pay during the lifetime of the survivor (1) 50 percent, (2) two-thirds, or (3) 100 percent of the Annuity Payments paid (or the number of Annuity Units) while both Annuitants were living. Upon the death of one Annuitant, the selected survivor option percentage will be applied to determine the remaining payments during the lifetime of the survivor. Upon the death of the survivor, Annuity Payments cease. If the Contract Owner dies while at least one Annuitant is living, the remaining Annuity Payments will be paid to the Beneficiary(ies) as scheduled. After the Annuity Date, this Annuity Payment option cannot be changed and withdrawals cannot be made.

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Other Payout Options

If the Contract Owner does not wish to elect one or more of the Annuity Payment options described above, the Contract Owner may:

a.	receive the proceeds in a lump sum less any applicable Surrender Charges, or

b.	leave the Contract with HMLIC and receive the value under any applicable required minimum distribution requirements of IRC Section 401(a)(9), see “Taxation of Qualified Plans — Required Minimum Distributions,” or

c.	elect any other payout option that HMLIC makes available.

Amount of Fixed and Variable Annuity Payments

The Annuitized Value will be applied to purchase the Annuity Payment option You select. The Annuitized Value applied to purchase Variable Annuity Payments will be allocated to the Subaccount(s) as the Contract Owner instructs. Not all Subaccount(s) may be available for Annuity Payments. The first monthly annuity payment purchased per $1,000 applied to each Subaccount under a Variable Annuity Payment option will be the same amount as the initial guaranteed monthly Annuity Payment purchased per $1,000 applied to the corresponding fixed annuity option.

Fixed Annuity Payments — Except in the case of certain joint and survivor Annuity Payment options, the amount of each fixed Annuity Payment will not change. Higher Annuity Payments may be made at the sole discretion of HMLIC.

Variable Annuity Payments — If You choose to receive Variable Annuity Payments, the dollar amount of Your payment will depend upon: (1) Your Annuitized Value that is applied to purchase Variable Annuity Payments on the Annuity Date; (2) the assumed interest rate for the Contract (here, 2%); and (3) the performance of the Variable Investment Options You selected. The amount of the first monthly Variable Annuity Payment will vary with the form of Annuity Payment option selected and the age(s) of the Annuitant(s).

The first monthly Variable Annuity Payment is used to calculate the number of Variable Annuity Units for each subsequent monthly Annuity Payment. The number of Variable Annuity Units remains constant over the payment period except when a joint and survivor Annuity Payment option is chosen. In those cases, the number of Variable Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.

The amount of monthly Annuity Payments following the first Variable Annuity Payment varies from month to month. Annuity Payments are determined each month by multiplying the Variable Annuity Units by the applicable Variable Annuity Unit Value at the date of payment.

Annuity Unit Value

The Annuity Unit Value for the Wilshire VIT Equity Fund, Wilshire VIT Balanced Fund and Wilshire VIT Income Fund Subaccounts was set at $10.00 as of the date amounts first were allocated to provide Annuity Payments. The Annuity Unit Value for the T. Rowe Price Equity Income Portfolio VIP II, AllianceBernstein VPS Small/Mid Cap Value Portfolio, AllianceBernstein VPS. Small Cap Growth Portfolio, T. Rowe Price Prime Reserve Portfolio, Wilshire Variable Insurance Trust 2015 ETF Fund, Wilshire Variable Insurance Trust 2025 ETF Fund, and Wilshire Variable Insurance Trust 2035 ETF Fund was established at $10 on May 1, 2006. The Annuity Unit Value for the Delaware VIP REIT Series and the Dreyfus Investment Portfolio: Small Cap Stock Index Portfolio was established at $10 on June 1, 2008 and May 1, 2008 respectively. The Annuity Unit Value for all other Subaccounts was established at $10.00 on March 1, 2005.

•	The current Variable Annuity Unit Value is equal to the prior Variable Annuity Unit Value on the Valuation Date when Annuity Payments were last determined, multiplied by the applicable net investment factor. This factor is computed by dividing (1) the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions, by (2) the net asset value of a share of the Underlying Fund on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.
•	If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.

Not all Subaccounts may be available for Annuity Payments.

Misstatement of Age or Sex

If any age or sex has been misstated, We will pay annuity payments in the amount which would have been paid at the correct age and sex. We will deduct any overpayments We have made, including interest, from future payments. We will pay any under payments, including interest, in a lump sum to the Contract Owner if living, otherwise to the beneficiary(ies). The interest rate will be equal to the guaranteed interest rate after the Annuity Date, as indicated on the Annuity Data pages of the Contract. We may pay interest in excess of the guaranteed amount. This interest may vary from time to time and is not guaranteed.

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Tax Consequences

The following discussion of federal income tax consequences is only a brief summary and is not intended as tax advice. The tax rules governing the provisions of annuity contracts and Qualified Plans are extremely complex, often difficult to comprehend and may be changed at any time. This discussion does not address special rules, prior tax laws, or state tax laws. A Contract Owner or a prospective Contract Owner should consult a qualified and competent tax advisor before taking any action that could have tax consequences.

In addition, a Contract Owner or a prospective Contract Owner considering purchase of an annuity contract for a qualified retirement plan should understand that purchasing the Contract as an investment vehicle for the qualified plan does not provide any additional tax advantage beyond that already available through the qualified plan.

Separate Account — The operations of the Separate Account form part of the operations of HMLIC; however, the Internal Revenue Code (IRC) provides that no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Contract Owner will not pay federal income tax on the investment income and capital gains under a Contract until Annuity Payments begin or a surrender or withdrawal is made.

Owner Control — In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts because of their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets.

General Requirements

Investment earnings credited to the Contract Owner’s account are generally not taxable until such amounts are distributed as defined by the IRC. Contributions made on a pretax basis in certain Qualified Plans may also be tax-deferred.

Withdrawals — When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to the amount of income in the Contract. The income in the Contract is the excess (if any) of the total Accumulation Value immediately before the distribution over the Contract Owner’s investment in the Contract (generally, the premiums or other consideration paid for the Contract that have already been taxed, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a withdrawal of all of the balance of the Contract (a surrender), the amount received generally will be taxable only to the extent it exceeds the Contract Owner’s investment in the Contract. If the Contract is a Qualified Plan, amounts withdrawn are subject to tax based upon the ratio of income in the Contract to the total Accumulation Value immediately before the distribution.

Premature Distribution Tax — In the case of a distribution from a Contract, there may be imposed an additional tax (penalty tax) equal to ten percent of the amount treated as income. In general, however, there is no penalty tax on distributions:

•	made on or after the taxpayer reaches age 59 1/2;
•	made on or after the death of a Contract Owner;
•	attributable to the taxpayer becoming disabled; or
•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Annuity Payments — Although tax consequences may vary depending on the payout option elected under an annuity Contract, some or all of each Annuity Payment is generally taxed as ordinary income, while a portion may not be taxed. The non-taxable portion of an Annuity Payment, if any, is generally determined in a manner that is designed to allow You to recover Your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once Your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

Non-Natural Person — If a non-natural person (e.g., a corporation or a trust) owns a Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract that have already been taxed) during the taxable year. There are some exceptions to this rule and a prospective Contract Owner that is not a natural person should discuss these with a tax adviser.

Required Distributions Upon the Death of the Contract Owner — Under IRC Section 72(s), a Non-Qualified Contract will not be treated as an annuity Contract for federal income tax purposes if it does not contain certain provisions specifying how any Contract Owner’s interest in the Contract will be distributed in the event of the death of that Contract Owner. Specifically, Section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner’s death. These requirements will be considered satisfied as to any portion of a Contract Owner’s interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending

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beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner’s death. The designated beneficiary refers to a natural person designated by the Contract Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the Contract may be continued with the surviving spouse as the new owner.

Taxation of Death Benefit Proceeds — Amounts may be distributed from a Contract because of Your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as withdrawals from the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as Annuity Payments.

Contract Transactions — A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to You that are not discussed herein. A Contract Owner contemplating any such transaction should consult a tax advisor as to the tax consequences.

Multiple Contracts

All non-qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Contract Owner’s income when a taxable distribution occurs.

Federal Estate Taxes

While no attempt is being made to discuss the federal estate tax implications of the Contract, purchasers of annuity contracts should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the IRC may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the IRC may require us to deduct the tax from Your Contract, or from any applicable payment, and pay it directly to the Internal Revenue Service.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract purchasers who/that are U.S. citizens or residents. Annuity contract purchasers who/that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the annuity contract purchaser’s country of citizenship or residence. Prospective annuity contract purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain Underlying Funds to foreign jurisdictions to the extent permitted under federal tax law.

Taxation of Qualified Plans

Qualified Plans have additional tax consequences. The tax rules applicable to participants in a Qualified Plan (as defined in this prospectus) vary according to the type of plan and according to the terms and conditions of the specific plan. The information provided here regarding the tax consequences of Qualified Plans is intended to be only general in nature. You should consult with Your tax adviser for the application of these rules to Your specific facts before purchasing an annuity Contract for a qualified retirement plan. Purchasing an annuity Contract as an investment vehicle for a qualified retirement plan does not provide any additional tax advantage to that already available through the qualified plan.

Optional death benefits in some cases may exceed the greater of the premium payments or Contract value. Such a death benefit could be characterized as an incidental benefit, the amount of which is limited in any 401 plan or 403(b) plan. Because an optional death benefit may exceed this limitation, anyone using a Contract in connection with such plans should consult a tax adviser before purchasing an optional death benefit rider.

Contribution Limitations and General Requirements Applicable To Qualified Plans

Contributions made to Qualified Plans are generally not taxed at the time of the contribution. This includes salary reductions made under a salary reduction agreement and nonelective contributions made by Your employer. The exceptions to this are contributions to Roth IRA’s, the amount of salary reductions designated as a Roth contribution by You, and traditional IRA contributions determined to not be deductible if certain conditions are not met, These contributions are all taxed in the year of the contribution. All contributions to Qualified Plans are subject to annual limitations imposed by the IRC and discussed below for each type of Qualified Plan. Employer contributions are subject to additional limitations and are not discussed here. Further, investment earnings credited to the Contract Owner’s account are generally not subject to tax until such amounts are distributed as defined by the IRC. Distributions of investment earnings attributable to amounts from a Roth IRA or a designated Roth account may be tax free if certain conditions are met.

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Section 403(b) Tax-Deferred Annuity — A Section 403(b) tax-deferred (or tax-sheltered) annuity Contract is available for employees of public schools and certain organizations tax-exempt under Section 501(c)(3). Salary reduction contributions are limited to the lesser of $16,500 in 2009 or 100% of income. A special catch-up contribution is available to certain Contract Owners who have 15 years of service with his or her current employer. Additional catch-up amounts, $5,500 in 2009, may be contributed if the Contract Owner is age 50 or older. Both the maximum salary reduction contribution and additional amount if You are age 50 or older are indexed for inflation after 2009. Employer contributions are allowed with additional limitations under the Qualified Plan rules. Contributions may be subject to FICA (Social Security and Medicare) tax. If permitted by Your plan, some or all of your salary reduction contributions may be treated as Designated Roth contributions (Roth 403(b). Roth 403(b) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 403(b) contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Annuitant’s income until distributed with the exception of Roth 403(b) contributions which are included in income in the year contributed. Distributions from Section 403(b) annuities generally cannot be made until the Annuitant attains age 59 1/2. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the Contract as of December 31, 1988. Section 403(b) annuity Contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 403(b) annuities are subject to the required minimum distribution rules.

Section 408 Traditional IRA — Annual contributions (other than rollover contributions) to a traditional IRA are limited to $5,000 in 2009 for both an individual and the spouse. Additional catch-up contributions, up to $1,000 in 2009, may be made if the Contract Owner is age 50 or older. Both the annual and catch-up contribution limits are indexed for inflation after 2009. Contribution limits to a traditional IRA are coordinated with Roth IRA contributions. Contributions cannot be made after age 70 1/2 (this limitation does not apply to Roth IRAs). The amount of any annual contribution that will be deductible from gross income is based upon the individual’s compensation, coverage under a retirement plan and marital status. For 2009, if the owner of the traditional IRA Contract is an active participant in another eligible retirement plan the deduction phases out when adjusted gross income (“AGI”) is between $55,000 and $65,000 for single filers and between $89,000 and $109,000 for married individuals filing jointly and between $0 and $10,000 for married filing separately. If the owner is not an active participant in a Qualified Plan but the owner’s spouse is, the deduction phases out when AGI is between $166,000 and $176,000. Traditional IRA accumulations may be eligible for a tax-free rollover to another eligible retirement plan or transfer to another traditional IRA. Traditional IRAs are subject to required minimum distribution rules.

Simplified Employee Pension (SEP) — If the Contract is used for a SEP IRA plan and the Contract Owner has elected to make traditional IRA contributions, the same limitations regarding maximum contributions and deductibility apply as those described above under traditional IRAs. If the SEP is offered under a salary reduction basis (SARSEP), the limitation for salary reduction contributions is $16,500 in 2009. The additional catch-up amount if the individual is age 50 or older also applies, $5,500 in 2009. Both the annual and catch-up contributions are indexed for inflation after 2009. New SARSEPs are not permitted after 1996, however, those in effect before 1997 may continue. Employer contributions are allowed subject to additional limitations and must be coordinated with other eligible retirement plan limitations. SEP IRA plans are subject to certain minimum participation and nondiscrimination requirements. Contributions and earnings are not includable in income until distributed. Rollover and required minimum distribution rules apply the same as for traditional IRAs.

Savings Incentive Match Plan For Employees (SIMPLE IRA) — If the Contract is used for a SIMPLE IRA, the salary reduction limitation is $11,500 for 2009 (indexed for inflation after 2009). As with traditional IRAs, additional contributions are allowed for individual’s age 50 and older, $2,500 for 2009. Employer contributions are also required and are coordinated with other Qualified Plan contribution limitations. SIMPLE IRAs can accept rollovers only from other SIMPLE IRAs. Rollovers from SIMPLE IRAs are similar to traditional IRAs except that rollovers during the first two years of participation are limited to other SIMPLE IRAs. Required minimum distribution rules apply the same as for traditional IRAs.

Roth IRAS — Annual contributions to a Roth IRA are limited to $5,000 for 2009 for both the individual and the spouse. An additional catch-up contribution is allowed if the individual is age 50 or older, $1,000 for 2009. Both the annual and catch-up contribution limits are indexed for inflation after 2009. Contributions to a traditional IRA are coordinated with Roth IRA contributions. The annual contribution has additional limitations based upon the Contract Owner’s income and marital status. The annual contribution maximum is phased out when AGI is between $105,000 and $120,000 for single taxpayers and those taxpayers filing Head of Household, between $166,000 and $176,000 for married taxpayers filing jointly and between $0 and $10,000 for married taxpayers filing separate. Contributions to a Roth IRA are not deductible and if the Contract Owner has held any Roth IRA for more than five years, certain qualified distributions are not includable in income (e.g., distributions made to a Contract Owner reaching age 59 1/2 or becoming disabled). Traditional IRAs, SEP IRAs and SIMPLE IRAs (after 2 years of participation in a SIMPLE IRA) and other retirement plans can generally be converted to a Roth IRA if the Contract Owner’s AGI is $100,000 or less and the Contract Owner is not married and filing a separate return. However, the converted amount is includable in income in the year of conversion. The $100,000 income and married filing separate limitations will not apply to conversions made in 2010 and after. In addition, the amount includable in income for a conversion made in 2010 can be deferred to 2011 and 2012. Roth IRAs can only be rolled over to other Roth IRAs. If certain requirements are met, it may be possible to recharacterize a Roth IRA contribution as a traditional IRA

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contribution. Roth IRAs are not subject to the required minimum distribution rules.

Section 457(b) Eligible Governmental Plan — A Section 457(b) deferred compensation plan is available for employees of eligible state or local governments. Salary reduction amounts are limited to the lesser of $16,500 for 2009 or 100% of includable compensation. Additional catch-up amounts may be contributed if the Contract Owner is age 50 or older, $5,500 for 2009. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation after 2009. A special catch-up contribution is allowed in the three years of employment before attaining normal retirement age. Contributions and earnings are not included in the Annuitant’s income until distributed. Distributions are not generally allowed until the Contract Owner reaches age 70 1/2 except for severance from employment or for an unforeseeable emergency or severe financial hardship. Section 457(b) annuity contract accumulations can be rolled over or transferred to other Section 457(b) eligible governmental plan contracts or an eligible retirement plan. Section 457(b) annuity contracts are subject to the required minimum distribution rules.

Section 401 — Section 401 permits employers to establish various types of retirement plans (e.g., pension, profit sharing, 401(k) plans) for their employees. Retirement plans established in accordance with Section 401 may permit the purchase of annuity contracts to provide benefits under the plan. In order for a retirement plan to be considered qualified under Section 401 it must: meet certain minimum standards with respect to participation, coverage and vesting; not discriminate in favor of highly compensated employees; provide contributions or benefits that do not exceed certain limitations; prohibit the use of plan assets for purposes other than the exclusive benefit of the plan participant and their beneficiaries covered by the plan; comply with certain minimum distribution requirements; provide for certain spousal survivor benefits; and comply with numerous other qualification requirements. A retirement plan qualified under Section 401 may be funded with employer contributions, employee contributions or a combination of both. Employee contributions may be made pre-tax (under a salary reduction agreement) or on an after-tax basis. If permitted by your plan, some or all of salary reduction contributions made to 401(k) plans may be treated as Designated Roth contributions (Roth 401(k)). Roth 401(k) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 401(k) contributions are includable in income in the year contributed. Distributions are generally not allowed prior to retirement and Your should consult Your employer’s plan or with a tax advisor for additional information.

Designated Roth Accounts — Section 403(b) and 401(k) plans are allowed to establish Designated Roth accounts within their plans. If this feature is included in the plan, the Annuitant can designate some or all of his/her salary reduction contributions as Designated Roth contributions. As a result, the Designated Roth contribution will be includible in the Annuitant’s income in the year of the contribution and be subject to all wage withholding requirements.

The Designated Roth contribution combined with other salary reduction contributions are subject to the limits discussed above. Designated Roth contributions are also subject to the same distribution restrictions as all other contributions to the plan.

Rollovers — A rollover (or direct rollover) is a tax-free distribution (cash or other assets) from an eligible retirement plan followed by a contribution to another eligible retirement plan. Distributions that include amounts already included in income (after-tax) can be rolled over but must occur via a direct rollover with separate accounting in the new retirement plan. A direct rollover is a transaction in which no payment or distribution of funds is made to the contract owner or other payee. Distributions that are properly rolled over are not includable in income until they are ultimately paid out of the new Contract. For Section 403(b), 457(b) and 401 annuities only amounts eligible for distribution can be rolled over.

Amounts under a Section 401 plan can be rolled over to another Section 401 plan, a traditional IRA, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457(b) governmental plan (provided it agrees to separate accounting).

Amounts under a traditional IRA can be rolled over to another traditional IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457(b) governmental plan (provided it agrees to separate accounting), although non-deductible contributions in a traditional IRA can only be rolled over into another IRA.

Amounts under a Section 403(b) tax-deferred annuity can be rolled over to a traditional IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457(b) governmental plan (provided it agrees to separate accounting).

Amounts under a SIMPLE IRA can only be rolled over to another SIMPLE IRA during the first two years of participation. Thereafter, a SIMPLE IRA can be rolled over tax-free to a traditional IRA, a qualified Section 401 plan, a Section 403(b) plan, or a Section 457(b) plan (provided it agrees to separate accounting).

Amounts related to Designated Roth contributions in a Section 403(b) or 401(k) plan may be rolled over to another Section 403(b) or 401(k) plan that allows Designated Roth contributions or to a Roth IRA.

Amounts under a Roth IRA can generally only be rolled over to another Roth IRA.

A distribution from Designated Roth accounts may only be rolled over to a 403(b) or 401(k) plan that allows Designated Roth contributions or to a Roth IRA.

If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an individual retirement account or Roth individual retirement account if from a decedent’s Roth 403(b) or Roth 401(k), which is subject to the inherited IRA minimum distribution rules.

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In addition to the tax-free rollovers discussed above, a taxable rollover of distributions from 401, 403(b) tax deferred annuities, and 457(b) eligible governmental plans can be made to a Roth IRA, subject to Your income and marital status as well as any restrictions in Your employer’s plan.

Transfers And Exchanges

For Qualified Plans with the exception of a Section 403(b) tax deferred annuities, a trustee-to-trustee or issuer-to-issuer transfer is a tax-free transfer from one Qualified Plan to a similar Qualified Plan that does not involve a distribution. Amounts that are properly transferred are not includable in income until they are ultimately paid out of the Contract.

Exchanges of Non-Qualified Contracts are an assignment of the accumulation in the Contract to another issuer and if properly completed are not includable in income until they are ultimately paid out of the Contract.

For a Section 403(b) tax deferred annuity a transfer is the movement of all or some portion of the balance in the 403(b) annuity from one employer’s 403(b) plan to another employer’s 403(b) plan and an exchange is the movement of all or some portion of the balance in a 403(b) annuity between investment providers in the same employer’s 403(b) plan. You should consult with your tax advisor for additional guidance on transfers and exchanges.

Taxation Of Contract Benefits — Amounts contributed as salary reductions (excluding amounts in Designated Roth accounts), and nonelective employer contributions are not taxed at the time of contribution. Earnings on these amounts are also not taxed as they accumulate. Benefits from Contracts containing only pre-tax contributions and related earnings will be taxed as ordinary income when received. Benefits from Contracts containing both pre-tax and post-tax contributions and related earnings will be taxed as ordinary income and on a prorata basis in accordance with the IRC Section 72 rules regarding Qualified Plans. Benefits from Contracts containing and attributable to amounts from Designated Roth accounts will only be taxed to the extent there are earnings and the distribution is not a qualified distribution. If the distribution is a qualified distribution earnings are not taxed. A distribution from a Designated Roth account in a 403(b) or 401(k) contract is considered qualified if it is made more than five years after establishment of the Designated Roth account and made on or after the Annuitant attains age 59 1/2, dies or becomes disabled.

Loans, if not made within certain terms of the IRC, will be treated as distributions. Loans from Sections 401(k) 403(b) and 457(b) plans will generally not be treated as distributions if the terms require repayment within five years (except loans to acquire a home); the loans have substantially level payments over the term of the loan; the loans do not exceed $50,000 and the loans are evidenced by a legally enforceable agreement. Loans are not allowed for IRAs, SEPs, SIMPLEs and Roth IRAs.

Qualified distributions from a Roth IRA are not taxable. A qualified distribution is any distribution made at least five years after issuance of the owner’s first Roth IRA and made after attainment of age 59 1/2, as the result of death or disability, or as a qualified first-time homebuyer distribution. In addition, a client may receive a distribution of after-tax contributions at any time.

Contract Transactions — A transfer or assignment of ownership of a Qualified Plan is generally prohibited, and the tax consequences of doing so are not discussed herein. The selection of certain maturity dates or the exchange of a Contract may result in certain tax consequences to You that are also not discussed herein. A Contract Owner contemplating any such or transaction should consult a tax advisor as to the tax consequences.

Premature Distribution Tax — An additional tax (penalty tax) may also apply to premature distributions from a Qualified Plan. A premature distribution is generally any distribution made before the Contract Owner reaches age 59 1/2. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax increases to 25% for distributions from a SIMPLE IRA if made within the first two years of participation. The penalty tax does not apply to conversions of traditional IRAs to Roth IRA’s and most distributions from Section 457(b) plans. Certain payments may be exempt from the penalty tax depending on the type of Qualified Plan such as payments made: 1) after age 59 1/2, 2) as the result of death or disability, 3) that are part of a series of substantially equal periodic payments over the life or life expectancy of the owner or the joint lives or joint life expectancy of the owner and beneficiary, 4) after separation from service and attainment of age 55, 5) for medical care, 6) under a qualified domestic relations order (QDRO), 7) to correct excess contributions or salary reductions and 8) in limited circumstances, to a reservist called to active duty after September 11, 2001. If the Contract is a traditional IRA or Roth IRA, exception 4) and 6) listed above do not apply. In addition, for a traditional IRA or Roth IRA there are additional exceptions, which include a payment, made: 1) for reimbursement of health insurance while the Contract Owner was unemployed, 2) for qualified education expenses, and 3) for a qualified first-time home purchase.

Required Minimum Distribution Excise Tax — If the amount distributed from a Qualified Plan is less than the required minimum distribution for the year (discussed below), the Contract Owner is generally subject to a non-deductible excise tax of 50% on the difference between the required minimum distribution and the amount actually distributed.

Required Minimum Distributions — The Contract Owner of a Qualified Plan (other than a Roth IRA) is generally required to take certain required minimum distributions during the Contract Owner’s life and the beneficiary designated by the Contract Owner is required to take the balance of the Contract value within certain specified periods following the Contract Owner’s death. Roth IRAs are not subject to the lifetime required minimum distribution requirements but are subject to the after-death distributions requirements described below.

The Contract Owner must take the first required distribution by the required beginning date and subsequent required distributions by December 31 of each year thereafter. Payments must be made over the life or life expectancy of the

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Contract Owner or the joint lives or joint life expectancy of the Contract Owner and the beneficiary. The amount of the required minimum distribution depends upon the Contract value and the applicable life expectancy. The required beginning date for traditional IRAs, SEPs, and SIMPLE IRAs is no later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2. The required beginning date for Section 401(a) plans, Section 403(b) annuities, and Section 457(b) plans is the later of April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2 or retires.

If You have any of the optional death benefit features and are taking withdrawals rather than Annuity Payments to satisfy the minimum distribution requirements, the value of this feature may need to be included in calculating the amount required to be distributed. Consult a tax advisor.

Upon the death of the Contract Owner, the beneficiary must take distributions under one of the following two rules.

1.	If the Contract Owner dies on or after the required beginning date and has designated a beneficiary, any remaining balance will continue to be distributed at least as rapidly as was payable under required minimum distributions.

2.	If the Contract Owner dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Contract Owner’s death. If the Contract value is payable to a beneficiary other than a spouse, it may be paid over the life expectancy of that beneficiary, provided distributions begin by December 31 of the calendar year following the year of the Contract Owner’s death. If the beneficiary is the spouse, the spouse may defer payments until the end of the calendar year in which the Contract Owner would have reached age 70 1/2 or treat the IRA as his or her own and roll over the Contract to a traditional IRA or any other eligible retirement plan. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA that meets the IRS requirements of an ‘inherited IRA’.

Required minimum distributions for 2009 have been suspended by the Worker, Retiree, and Employer Recovery Act of 2008. However, 2008 required minimum distributions delayed until 2009 are still required to be distributed by April 1, 2009.

Withholding — Mandatory federal income tax is generally required to be withheld at the rate of 20% on distributions from Qualified Plans. Exceptions to this rule include: distributions from traditional IRAs or Roth IRAs; non-taxable distributions; a direct rollover or direct transfer to an eligible retirement plan; periodic payments over the Contract Owner’s life expectancy or the joint life expectancy of the Contract Owner and the beneficiary; periodic payments over a period of ten years or more; required minimum distributions; and hardship distributions.

For all amounts not subject to the mandatory 20% withholding except Roth IRAs, federal income tax is generally required to be withheld unless the Contract Owner elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated like wage withholding. For all other payments withholding is at a rate of 10%. For periodic payments, HMLIC will notify the Contract Owner at least annually of his or her right to revoke the election not to have federal income tax withheld. State and/or local tax withholding may also apply.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation or otherwise. Consult a tax advisor with respect to legislative or regulatory developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

Other Information

Distribution of the Contract — The Contracts are offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contracts may be offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with its affiliate, HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of the FINRA and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers and range from 1.00% to 11.00% of premium payments received. No specific charge is assessed directly to Contract Owners or to the Separate Account to cover the commissions and endorsement-related payments. We do intend to recover the amount of these commissions and other sales expenses and incentives we pay, however, through the fees and charges collected under the Contract and other corporate revenue.

Association Endorsements and Relationships — HMLIC or an affiliate has relationships with certain national, State and local education associations or educator groups. Certain associations endorse or sponsor various insurance products of HMLIC or an affiliate. Neither HMLIC nor any of its affiliates pays any consideration solely in exchange for product endorsements or sponsorships. HMLIC or an affiliate does pay various associations or groups for certain special functions, advertising, and similar services, including but not limited to the following:

•	Providing HMLIC and/or an affiliate with access to and opportunities to market its products to association members;
•	Allowing HMLIC or an affiliate to sponsor and promote scholarship and awards programs;

31

•	Allowing HMLIC or an affiliate to sponsor and/or attend (and market its products at) association meetings, conferences, or conventions; and
•	Allowing HMLIC or an affiliate to conduct workshops for association members.

Legal Proceedings — HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement, or on HMLIC’s ability to meet its obligations under the Contract.

Modification of the Contract — The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.

Registration Statement — A registration statement has been filed with the SEC under the Securities Act of 1933 with respect to the Contract. This prospectus summarizes the material rights granted under and features of the Contract. For a complete statement of the terms thereof, reference is made to the Contract and these instruments as filed. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits.

Communications to Contract Owners — To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785 or by calling (800) 999-1030 (toll-free).

HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner’s last known state of residence in accordance with the state’s abandoned property laws.

Contract Owner Inquiries — A toll-free number, (800) 999-1030, is available to telephone HMLIC’s Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657 or by accessing HMLIC’s website at www.horacemann.com and sending a message through the “Message Center” in the “Account Access” section.

Forms Availability — Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030.

Investor Information from FINRA — Information about HM Investors and Your agent is available from FINRA at www.finra.org or by calling (800) 289-9999 (toll-free).

Table of Contents for the Statement of Additional Information

A copy of the Statement of Additional Information providing more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:

Topic	Page

General Information and History	1
Tax Status of the Contracts	1
Underwriter	2
Independent Registered Public Accounting Firm	2
Financial Statements	2

To receive, without charge, a copy of the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, or send it by telefacsimile (FAX) transmission to (877) 832-3785, or telephone (800) 999-1030 (toll-free) to request a copy.

Horace Mann Life Insurance Company
P.O. Box 4657
Springfield, Illinois 62708-4657

Please provide free of charge the following information:

  Statement of Additional Information dated May 1, 2009 for the Separate Account

Please Mail the above document to:
(Name)
(Address)
(City/State/Zip)

32

Appendix A: Death Benefit Examples

5% Accumulation Guaranteed Minimum Death Benefit (“GMDB”) example

Assume the following:

•	There is an initial Net Premium of $100,000
•	There is a withdrawal on the 3rd contract anniversary of $25,000. The account value immediately before the withdrawal is $125,000.
•	We are calculating the death benefit on the 5th contract anniversary. The account value at that time is $101,000.
•	The are no loans on the contract.
•	The client has not yet attained age 81.
•	No other GMDB rider was selected.

The accumulation GMDB value at issue is equal to the initial Net Premium.

$100,000

The accumulation GMDB value immediately before the withdrawal is the initial Net Premium accumulated at 5% interest for 3 years:

$100,000 × 1.053 = $115,763

The withdrawal adjustment is the withdrawal amount divided by the account value immediately before the withdrawal and multiplied by the accumulation GMDB value immediately before the withdrawal:

$25,000 ÷ $125,000 × $115,763 = $23,153

The accumulation GMDB value immediately following the withdrawal is the accumulation GMDB value immediately before the withdrawal less the withdrawal adjustment:

$115,763 – $23,153 = $92,610

The accumulation GMDB value on the 5th contract anniversary is the accumulation GMDB value immediately following the withdrawal accumulated at 5% interest for 2 years:

$92,610 × 1.052 = $102,103

The return of premium death benefit on the 5th contract anniversary is the initial Net Premium less a withdrawal adjustment:

$100,000 – ($25,000 ÷ $125,000 × $100,000) = $80,000

The death benefit is the greatest of the accumulation GMDB, the return of premium death benefit, and the account value.

Max [$102,103, $80,000, $101,000] = $102,103

Annual Step-up Guaranteed Minimum Death Benefit (“GMDB”) example

Assume the following:

•	There is an initial Net Premium of $100,000
•	The account value on the 1st contract anniversary is $90,000.
•	The account value on the 2nd contract anniversary is $120,000.
•	There is a withdrawal during the 3rd contract year of $25,000. The account value immediately before the withdrawal is $125,000.
•	The account value on the 3rd contract anniversary is $105,000.
•	We are calculating the death benefit during the 4th contract year. The account value at that time is $101,000.
•	The are no loans on the contract.
•	The client has not yet attained age 81.
•	No other GMDB rider was selected.

The step-up anniversary value for the 1st contract anniversary projected to the date of death is the account value on the 1st contract anniversary less an adjustment for the subsequent withdrawal:

$90,000 – ($25,000 ÷ $125,000 × $90,000) = $72,000

The step-up anniversary value for the 2nd contract anniversary projected to the date of death is the account value on the 2nd contract anniversary less an adjustment for the subsequent withdrawal:

$120,000 – ($25,000 ÷ $125,000 × $120,000) = $96,000

The step-up anniversary value for the 3rd contract anniversary projected to the date of death is the account value on the 3rd contract anniversary:

$105,000

The step-up GMDB is equal to the maximum of these values:

Max [$72,000, $96,000, $105,000] = $105,000

The return of premium death benefit at the date of death is the initial Net Premium less a withdrawal adjustment:

$100,000 – ($25,000 ÷ $125,000 × $100,000) = $80,000

The death benefit is the greatest of the step-up GMDB, the return of premium death benefit, and the account value.

Max [$105,000, $80,000, $101,000] = $105,000

33

Appendix B: Condensed Financial Information

The following schedule includes accumulation unit values for the periods indicated. This data has been taken from the Separate Account financial statements. The information should be read in conjunction with the financial statements of the Separate Account and the related notes that are included in the Statement of Additional Information.

The Separate Account was established in 1965. The following information is taken from the Separate Account financial statements. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing HMLIC. The Wilshire VIT Equity Fund commenced operations on May 21, 1957. The Wilshire VIT Balanced Fund and the Income Fund each commenced operations on January 1, 1983. The Wilshire VIT Small Cap Growth Fund , Wilshire VIT International Equity Fund and Wilshire VIT Socially Responsible Fund each commenced operations on March 10, 1997. The Dow Jones Wilshire 5000 Index Portfolio and the Wilshire Large Company Growth Portfolio were added to the Separate Account on May 1, 2000. The Ariel Fund and the Ariel Appreciation Fund were added to the Separate Account on May 1, 2001. The Delaware VIP Growth Opportunities Series — Service Class, Royce Capital Fund Small-Cap Portfolio, Lord Abbett Series Fund Growth Opportunities Portfolio, Goldman Sachs VIT Structured Small Cap Equity Fund, Delaware VIP Trend Series — Service Class and Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares were added to the Separate Account on June 1, 2004. The T. Rowe Price Equity Income Portfolio VIP II, AllianceBernstein VPS Small/Mid Cap Value Portfolio, AllianceBernstein VPS Small Cap Growth Portfolio, T. Rowe Price Prime Reserve Portfolio, Wilshire Variable Insurance Trust 2015 ETF Fund, Wilshire Variable Insurance Trust 2025 ETF Fund, and Wilshire Variable Insurance Trust 2035 ETF Fund were added to the Separate Account on May 1, 2006. The Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio was added on May 1, 2008 and the Delaware VIP REIT Series was added on June 2, 2008. All other Underlying Funds not specified above were added to the Separate Account on August 9, 2000.

1.25 M & E

		Accumulation
		Unit Value		Accumulation Unit	Accumulation Units
		Beginning of		Value End of	Outstanding End of
Subaccount	Year Ended	Period		Period	Period

AllianceBernstein VPS Large Cap Growth Portfolio	12/31/2008	$28.85		$17.15	1,094,183
	12/31/2007	25.71		28.85	1,050,301
	12/31/2006	26.20		25.71	1,022,282
	12/31/2005	23.10		26.20	886,468
	12/31/2004	21.58		23.10	778,032
	12/31/2003	17.71		21.58	647,349
	12/31/2002	25.94		17.71	499,185
	12/31/2001	31.81		25.94	344,424
	12/31/2000	40.86	*	31.81	127,242

AllianceBernstein VPS Small/Mid Cap Value Portfolio	12/31/2008	$19.29		$12.25	72,556
	12/31/2007	19.24		19.29	49,542
	12/31/2006	18.44	*	19.24	14,224

AllianceBernstein VPS Small Cap Growth Portfolio	12/31/2008	$14.89		$8.00	53,591
	12/31/2007	13.26		14.89	25,958
	12/31/2006	14.00	*	13.26	5,079

Ariel Fund®(1)	12/31/2008	$57.34		$29.32	586,887
	12/31/2007	59.06		57.34	575,988
	12/31/2006	54.19		59.06	564,283
	12/31/2005	54.37		54.19	533,763
	12/31/2004	45.13		54.37	449,239
	12/31/2003	35.69		45.13	346,642
	12/31/2002	38.11		35.69	236,427
	12/31/2001	34.63	*	38.11	61,005

34

		Accumulation
		Unit Value		Accumulation Unit	Accumulation Units
		Beginning of		Value End of	Outstanding End of
Subaccount	Year Ended	Period		Period	Period

Ariel Appreciation Fund®(1)(2)	12/31/2008	$52.05		$30.48	926,357
	12/31/2007	53.45		52.05	946,862
	12/31/2006	48.77		53.45	939,718
	12/31/2005	47.99		48.77	894,108
	12/31/2004	42.96		47.99	744,074
	12/31/2003	33.20		42.96	565,684
	12/31/2002	37.51		33.20	380,634
	12/31/2001	34.01	*	37.51	105,004

Davis Value Portfolio	12/31/2008	$14.62		$8.62	931,625
	12/31/2007	14.15		14.62	822,784
	12/31/2006	12.45		14.15	757,258
	12/31/2005	11.52		12.45	658,602
	12/31/2004	10.39		11.52	569,355
	12/31/2003	8.10		10.39	455,070
	12/31/2002	9.80		8.10	364,544
	12/31/2001	11.08		9.80	321,139
	12/31/2000	11.55	*	11.08	132,825

Delaware VIP Growth Opportunities Service Class	12/31/2008	$20.10		$11.78	78,138
	12/31/2007	18.06		20.10	66,843
	12/31/2006	17.24		18.06	54,586
	12/31/2005	15.70		17.24	29,062
	12/31/2004	14.31	*	15.70	11,013

Delaware VIP Trend Series Service Class	12/31/2008	$36.50		$19.16	25,940
	12/31/2007	33.45		36.50	19,740
	12/31/2006	31.56		33.45	13,832
	12/31/2005	30.25		31.56	8,908
	12/31/2004	28.68	*	30.25	1,560

Fidelity VIP Growth Portfolio	12/31/2008	$44.41		$23.12	1,276,568
	12/31/2007	35.50		44.41	1,148,690
	12/31/2006	33.72		35.50	1,080,962
	12/31/2005	32.37		33.72	1,031,956
	12/31/2004	31.78		32.37	924,998
	12/31/2003	24.28		31.78	735,345
	12/31/2002	35.27		24.28	568,965
	12/31/2001	43.48		35.27	390,031
	12/31/2000	53.19	*	43.48	161,281

Fidelity VIP Growth & Income Portfolio	12/31/2008	$18.62		$10.69	1,163,412
	12/31/2007	16.85		18.62	1,046,349
	12/31/2006	15.12		16.85	973,169
	12/31/2005	14.25		15.12	821,349
	12/31/2004	13.68		14.25	683,112
	12/31/2003	11.22		13.68	484,327
	12/31/2002	13.66		11.22	323,437
	12/31/2001	15.20		13.66	211,580
	12/31/2000	16.04	*	15.20	54,943

35

		Accumulation
		Unit Value		Accumulation Unit	Accumulation Units
		Beginning of		Value End of	Outstanding End of
Subaccount	Year Ended	Period		Period	Period

Fidelity VIP High Income Portfolio	12/31/2008	$10.96		$8.11	571,931
	12/31/2007	10.82		10.96	565,701
	12/31/2006	9.87		10.82	422,299
	12/31/2005	9.77		9.87	321,144
	12/31/2004	9.04		9.77	218,819
	12/31/2003	7.23		9.04	156,838
	12/31/2002	7.08		7.23	83,910
	12/31/2001	8.15		7.08	52,829
	12/31/2000	9.92	*	8.15	31,556

Fidelity VIP Index 500 Portfolio	12/31/2008	$166.55		$103.43	392,649
	12/31/2007	160.32		166.55	376,661
	12/31/2006	140.61		160.32	351,103
	12/31/2005	136.18		140.61	313,854
	12/31/2004	124.96		136.18	262,595
	12/31/2003	98.76		124.96	201,115
	12/31/2002	128.98		98.76	143,919
	12/31/2001	148.95		128.98	89,888
	12/31/2000	169.89	*	148.95	34,085

Fidelity VIP Investment Grade Bond Portfolio	12/31/2008	$16.52		$15.76	1,184,659
	12/31/2007	16.07		16.52	1,187,080
	12/31/2006	15.62		16.07	1,100,484
	12/31/2005	15.52		15.62	1,007,448
	12/31/2004	15.09		15.52	857,504
	12/31/2003	14.56		15.09	765,200
	12/31/2002	13.39		14.56	578,933
	12/31/2001	12.54		13.39	240,969
	12/31/2000	12.03	*	12.54	21,897

Fidelity VIP Mid Cap Portfolio	12/31/2008	$42.51		$25.37	1,253,195
	12/31/2007	37.31		42.51	1,199,517
	12/31/2006	33.61		37.31	1,168,356
	12/31/2005	28.84		33.61	1,057,318
	12/31/2004	23.42		28.84	909,123
	12/31/2003	17.15		23.42	765,087
	12/31/2002	19.30		17.15	644,149
	12/31/2001	20.25		19.30	529,851
	12/31/2000	20.04	*	20.25	233,156

Fidelity VIP Overseas Portfolio	12/31/2008	$30.37		$16.82	1,446,180
	12/31/2007	26.27		30.37	1,188,249
	12/31/2006	22.58		26.27	979,081
	12/31/2005	19.25		22.58	774,482
	12/31/2004	17.20		19.25	604,561
	12/31/2003	12.17		17.20	407,324
	12/31/2002	15.50		12.17	293,133
	12/31/2001	19.91		15.50	200,060
	12/31/2000	23.33	*	19.91	71,864

Goldman Sachs VIT Structured Small Cap Equity Fund(2)	12/31/2008	$14.37		$9.37	127,188
	12/31/2007	17.43		14.37	110,600
	12/31/2006	15.72		17.43	88,542
	12/31/2005	15.00		15.72	57,784
	12/31/2004	13.12	*	15.00	16,830

36

		Accumulation
		Unit Value		Accumulation Unit	Accumulation Units
		Beginning of		Value End of	Outstanding End of
Subaccount	Year Ended	Period		Period	Period

Neuberger Berman Genesis Fund(1)	12/31/2008	$40.32		$26.69	937,614
	12/31/2007	33.60		40.32	863,942
	12/31/2006	31.80		33.60	824,657
	12/31/2005	27.76		31.80	738,382
	12/31/2004	23.74		27.76	592,938
	12/31/2003	18.30		23.74	472,551
	12/31/2002	19.14		18.30	369,727
	12/31/2001	17.35		19.14	204,094
	12/31/2000	15.88	*	17.35	15,000

Putnam VT Vista Fund	12/31/2008	$16.00		$8.61	429,198
	12/31/2007	15.61		16.00	423,487
	12/31/2006	14.99		15.61	427,913
	12/31/2005	13.53		14.99	437,342
	12/31/2004	11.55		13.53	417,950
	12/31/2003	8.78		11.55	405,260
	12/31/2002	12.82		8.78	354,292
	12/31/2001	19.52		12.82	312,576
	12/31/2000	24.81	*	19.52	149,430

Rainier Small/Mid Cap Equity Portfolio(1)	12/31/2008	$55.09		$27.88	479,194
	12/31/2007	45.92		55.09	429,859
	12/31/2006	40.54		45.92	389,183
	12/31/2005	34.93		40.54	339,335
	12/31/2004	30.13		34.93	278,917
	12/31/2003	20.86		30.13	230,482
	12/31/2002	26.41		20.86	182,294
	12/31/2001	27.84		26.41	129,167
	12/31/2000	30.31	*	27.84	52,763

Royce Capital Fund Small Cap Portfolio	12/31/2008	$11.14		$8.01	635,368
	12/31/2007	11.52		11.14	505,535
	12/31/2006	10.09		11.52	371,543
	12/31/2005	9.41		10.09	244,500
	12/31/2004	8.17	*	9.41	85,206

T. Rowe Price Equity Income Portfolio VIP II	12/31/2008	$25.89		$16.30	179,843
	12/31/2007	25.44		25.89	93,841
	12/31/2006	23.12	*	25.44	19,054

T. Rowe Price Prime Reserve Portfolio	12/31/2008	$1.06		$1.08	5,052,384
	12/31/2007	1.02		1.06	1,821,574
	12/31/2006	1.00	*	1.02	776,113

Wells Fargo Advantage Discovery Fund (formerly Strong Mid Cap)	12/31/2008	$19.45		$10.69	675,612
	12/31/2007	16.10		19.45	606,124
	12/31/2006	14.21		16.10	566,905
	12/31/2005	16.94	*	14.21	571,068
	12/31/2004	14.39		16.94	455,021
	12/31/2003	10.86		14.39	424,282
	12/31/2002	17.61		10.86	351,842
	12/31/2001	25.76		17.61	264,967
	12/31/2000	36.15	*	25.76	130,119

37

		Accumulation
		Unit Value		Accumulation Unit	Accumulation Units
		Beginning of		Value End of	Outstanding End of
Subaccount	Year Ended	Period		Period	Period

Dow Jones Wilshire 5000 Index Portfolio Investment(1)	12/31/2008	$12.10		$7.52	1,262,690
	12/31/2007	11.70		12.10	1,144,141
	12/31/2006	10.34		11.70	1,035,532
	12/31/2005	9.92		10.34	886,643
	12/31/2004	9.03		9.92	687,189
	12/31/2003	7.06		9.03	472,140
	12/31/2002	9.07		7.06	317,084
	12/31/2001	10.38		9.07	184,599
	12/31/2000	12.16	*	10.38	36,476

Wilshire Large Co. Growth Portfolio Investment(1)	12/31/2008	$39.13		$22.48	490,423
	12/31/2007	34.06		39.13	455,744
	12/31/2006	32.86		34.06	420,405
	12/31/2005	30.67		32.86	360,477
	12/31/2004	29.11		30.67	284,345
	12/31/2003	23.31		29.11	204,673
	12/31/2002	30.17		23.31	142,169
	12/31/2001	36.63		30.17	84,544
	12/31/2000	45.85	*	36.63	15,529

Wilshire Large Co. Value Portfolio Investment(1)	12/31/2008	$29.44		$17.01	1,078,702
	12/31/2007	30.42		29.44	1,006,488
	12/31/2006	25.99		30.42	925,411
	12/31/2005	24.09		25.99	834,983
	12/31/2004	21.60		24.09	686,425
	12/31/2003	17.02		21.60	576,488
	12/31/2002	20.82		17.02	443,150
	12/31/2001	21.34		20.82	253,308
	12/31/2000	20.06	*	21.34	23,157

Wilshire Small Co. Growth Portfolio Investment(1)	12/31/2008	$24.30		$14.59	135,420
	12/31/2007	22.69		24.30	134,021
	12/31/2006	20.67		22.69	140,208
	12/31/2005	20.20		20.67	143,219
	12/31/2004	17.47		20.20	112,451
	12/31/2003	12.91		17.47	84,432
	12/31/2002	15.19		12.91	58,508
	12/31/2001	15.87		15.19	25,816
	12/31/2000	17.80	*	15.87	7,467

Wilshire Small Co. Value Portfolio Investment(1)	12/31/2007	$27.65		$18.36	142,449
	12/31/2007	29.00		27.65	153,631
	12/31/2006	24.54		29.00	145,709
	12/31/2005	23.32		24.54	142,596
	12/31/2004	19.44		23.32	129,769
	12/31/2003	14.43		19.44	114,100
	12/31/2002	15.88		14.43	111,169
	12/31/2001	13.72		15.88	77,121
	12/31/2000	12.34	*	13.72	5,681

Wilshire VIT 2015 ETF Fund	12/31/2008	$10.83		$8.09	1,347,691
	12/31/2007	10.46		10.83	676,295
	12/31/2006	9.98	*	10.46	179,111

38

		Accumulation
		Unit Value		Accumulation Unit	Accumulation Units
		Beginning of		Value End of	Outstanding End of
Subaccount	Year Ended	Period		Period	Period

Wilshire VIT 2025 ETF Fund	12/31/2008	$10.86		$7.70	968,800
	12/31/2007	10.52		10.86	509,965
	12/31/2006	9.97	*	10.52	101,522

Wilshire VIT 2035 ETF Fund	12/31/2008	$10.86		$7.17	834,498
	12/31/2007	10.49		10.86	236,039
	12/31/2006	9.96	*	10.49	27,795

Wilshire VIT Balanced Fund	12/31/2008	$22.96		$16.63	8,892,355
	12/31/2007	22.55		22.96	10,080,198
	12/31/2006	20.46		22.55	11,010,276
	12/31/2005	19.87		20.46	12,018,094
	12/31/2004	18.59		19.87	13,033,346
	12/31/2003	15.74		18.59	13,967,082
	12/31/2002	17.38		15.74	14,684,684
	12/31/2001	17.42		17.38	16,148,759
	12/31/2000	17.27		17.42	17,434,293
	12/31/1999	18.90		17.27	22,591,194

Wilshire VIT Equity Fund	12/31/2008	$26.17		$15.47	9,083,835
	12/31/2007	25.93		26.17	10,027,045
	12/31/2006	22.45		25.93	10,978,177
	12/31/2005	21.47		22.45	12,143,394
	12/31/2004	19.74		21.47	13,354,870
	12/31/2003	15.67		19.74	14,334,218
	12/31/2002	19.69		15.67	15,070,307
	12/31/2001	20.82		19.69	16,474,940
	12/31/2000	21.92		20.82	17,693,804
	12/31/1999	24.34		21.92	22,490,546

Wilshire VIT Income Fund	12/31/2008	$18.00		$16.66	1,334,895
	12/31/2007	17.49		18.00	1,230,297
	12/31/2006	17.03		17.49	1,245,617
	12/31/2005	16.91		17.03	1,260,463
	12/31/2004	16.32		16.91	1,201,525
	12/31/2003	15.39		16.32	1,128,161
	12/31/2002	14.27		15.39	1,105,681
	12/31/2001	13.27		14.27	896,686
	12/31/2000	12.24		13.27	806,285
	12/31/1999	13.24		12.24	1,032,770

Wilshire VIT International Equity Fund	12/31/2008	$16.66		$9.26	2,802,578
	12/31/2007	15.51		16.66	2,877,828
	12/31/2006	12.69		15.51	2,897,834
	12/31/2005	11.67		12.69	2,985,537
	12/31/2004	10.68		11.67	3,034,963
	12/31/2003	8.16		10.68	3,018,220
	12/31/2002	10.46		8.16	2,911,478
	12/31/2001	14.39		10.46	2,877,968
	12/31/2000	17.52		14.39	2,621,364
	12/31/1999	12.13		17.52	1,298,573

39

		Accumulation
		Unit Value	Accumulation Unit	Accumulation Units
		Beginning of	Value End of	Outstanding End of
Subaccount	Year Ended	Period	Period	Period

Wilshire VIT Small Cap Growth Fund	12/31/2008	$15.06	$7.97	3,133,067
	12/31/2007	13.38	15.06	3,318,273
	12/31/2006	12.17	13.38	3,585,367
	12/31/2005	11.88	12.17	3,884,610
	12/31/2004	11.52	11.88	4,241,664
	12/31/2003	7.33	11.52	4,454,821
	12/31/2002	12.16	7.33	4,309,422
	12/31/2001	17.54	12.16	4,343,366
	12/31/2000	19.76	17.54	4,245,836
	12/31/1999	12.38	19.76	2,731,955

Wilshire VIT Socially Responsible Fund	12/31/2008	$19.74	$11.63	3,586,901
	12/31/2007	20.53	19.74	3,955,740
	12/31/2006	17.25	20.53	4,147,538
	12/31/2005	16.61	17.25	4,346,986
	12/31/2004	14.85	16.61	4,566,563
	12/31/2003	11.70	14.85	4,696,964
	12/31/2002	13.70	11.70	4,762,269
	12/31/2001	14.96	13.70	4,931,921
	12/31/2000	13.81	14.96	4,744,087
	12/31/1999	12.99	13.81	4,001,791

*	Inception price on date Underlying Fund was added to the Separate Account.

(1)	These Subaccounts are not available as Variable Investment Options in Non-Qualified Contracts.

(2)	On or after May 1, 2008, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating Net Premium to the following Subaccounts, Contract Owners may continue those allocations.

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

40

May 1, 2009
STATEMENT OF ADDITIONAL INFORMATION
INDIVIDUAL FLEXIBLE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS ISSUED BY HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT AND HORACE MANN LIFE INSURANCE COMPANY
This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectus for the Goal Planning Annuity flexible premium Variable annuity Contract (“GPA Contract”), dated May 1, 2009. Copies of the prospectus for the GPA Contract may be obtained by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, or by telephoning toll-free (800) 999-1030. The prospectus for the GPA Contract sets forth information that a prospective investor should know before investing in a GPA Contract. Capitalized terms that are used, but not defined, in this Statement of Additional Information have the same meanings as in the prospectus for the GPA Contract.
May 1, 2009

GENERAL INFORMATION AND HISTORY

Horace Mann Life Insurance Company (“HMLIC”) sponsors the Horace Mann Life Insurance Company Separate Account (the “Separate Account”). HMLIC is a wholly-owned subsidiary of Allegiance Life Insurance Company, whose business is to engage in the business of insurance. HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation (“HMEC”), a publicly-held insurance holding company traded on the New York Stock Exchange.
TAX STATUS OF THE CONTRACTS
Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.
Diversification Requirements—The Internal Revenue Code (“Code”) requires that the investments of the Separate Account be “adequately diversified” in order for the Contracts to be treated as annuity contracts for federal income tax purposes. The Separate Account intends to comply with these diversification requirements.
Contract Owner Control—In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to direct their investments to particular subaccounts of a separate account. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of Our Contracts, such as the flexibility of a Contract Owner to allocate premium payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Contract Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.
Required Distributions—To be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified contract to contain certain provisions specifying how interest in the Non-Qualified contract will be distributed in the event of the death of any owner of the Non-Qualified contract. Specifically, Section 72(s) requires that (a) if any Contract Owner dies on or after the annuity starting date, but before the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such contract owner’s death; and (b) if any contract owner dies before the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such contract owner’s death. These requirements will be considered satisfied as to any portion of a contract owner’s interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the contract owner’s death. The designated beneficiary refers to a natural person designated by the contract owner as a beneficiary and to whom the death benefit is payable. However, if the designated beneficiary is the surviving spouse of the deceased contract owner, the contract may be continued with the surviving spouse as the new contract owner.

Contracts providing non-qualified retirement annuities (i.e., Contracts sold independently of any formal retirement or pension plan) contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. Other rules may apply to Contracts sold as investment vehicles for qualified retirement plans and are discussed further in the accompanying prospectus.
UNDERWRITER
HMLIC offers and sells the Contracts on a continuous basis through its licensed life insurance sales personnel who are also registered representatives of Horace Mann Investors, Inc. (“HM Investors”), a broker/dealer registered with the Securities and Exchange Commission and a member of FINRA. HM Investors serves as principal underwriter of the Separate Account. HM Investors is located at One Horace Mann Plaza, Springfield, Illinois 62715-0001. HM Investors is an affiliate of HMLIC and a wholly-owned subsidiary of HMEC.
HMLIC contracts with HM Investors to distribute the variable Contracts of HMLIC. The Contracts also may be offered and sold through independent agents and other, unaffiliated broker-dealers that have entered into selling agreements with HMLIC and HM Investors. (HM Investors and such unaffiliated broker-dealers shall be referred to herein collectively as “selling firms.”). HM Investors passes through any commissions it receives for sales of the Contract to its registered representatives and to other selling firms for their sales of the Contract.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of the Separate Account as of December 31, 2008, and for the periods disclosed in the financial statements, and those financial statements and schedules of Horace Mann Life Insurance Company as of December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008, appearing herein have been audited by KPMG LLP, independent registered public accounting firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. The principal business address of KPMG LLP is 303 East Wacker Drive, Chicago, Illinois 60601.
The KPMG LLP report dated April 29, 2009, of Horace Mann Life Insurance Company includes explanatory language that states that Horace Mann Life Insurance Company prepared the statutory financial statements using statutory accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulation—Division of Insurance, which practices differ from accounting principles generally accepted in the United States of America. Accordingly, the KPMG LLP audit report states that the statutory financial statements are not presented fairly in conformity with accounting principles generally accepted in the United States of America and further states that those statements are presented fairly, in all material respects, in conformity with statutory accounting practices.
FINANCIAL STATEMENTS
Audited financial statements of HMLIC and of the Separate Account are included herein. The financial statements for HMLIC should be considered only as bearing upon the ability of HMLIC to meet its obligations under the Contracts.

Report of Independent Registered Public Accounting Firm

The Contract Owners
Horace Mann Life Insurance Company Separate Account and
The Board of Directors and Stockholder
Horace Mann Life Insurance Company:

We have audited the accompanying statements of net assets for each of the sub-accounts, listed in Note 1, comprising the Horace Mann Life Insurance Company Separate Account (the Account) as of December 31, 2008, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement and financial highlight presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the third party administrator of the underlying sub-accounts. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the respective sub-accounts fo the Horace Mann Life Insurance Company Separate Account as of December 31, 2008, and the results of its operations for the year ended and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Chicago, Illinois
April 29, 2009

2008 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENT OF NET ASSETS

DECEMBER 31, 2008

	ALLIANCE	ALLIANCE	ALLIANCE
	BERNSTEIN	BERSTEIN	BERSTEIN					DELAWARE
	VPS LARGE CAP	VPS SMALL/MID	VPS SMALL		ARIEL	CREDIT SUISSE	DAVIS	VIP GROWTH
	GROWTH	CAP VALUE	CAP GROWTH	ARIEL	APPRECIATION	U.S. EQUITY FLEX I	VALUE	OPPORTUNITIES
	PORTFOLIO	PORTFOLIO	PORTFOLIO	FUND	FUND	PORTFOLIO	PORTFOLIO	SERVICE CLASS

ASSETS

Investments at market value	$20,099,299	$1,078,565	$495,480	$18,352,661	$30,199,392	$2,122,754	$8,864,063	$1,084,299

TOTAL ASSETS	$20,099,299	$1,078,565	$495,480	$18,352,661	$30,199,392	$2,122,754	$8,864,063	$1,084,299

NET ASSETS

Net Assets (Indefinite units authorized)

Active Contract Owners	20,099,299	1,078,565	495,480	18,352,661	30,199,392	2,122,754	8,864,063	1,084,299

Retired Contract Owners	-	-	-	-	-	-	-	-

TOTAL NET ASSETS	$20,099,299	$1,078,565	$495,480	$18,352,661	$30,199,392	$2,122,754	$8,864,063	$1,084,299

Total units	1,170,219	87,935	61,861	625,151	989,534	180,757	1,025,090	91,894

Blended unit value (Net assets divided by total units held)	$17.18	$12.27	$8.01	$29.36	$30.52	$11.74	$8.65	$11.80

INVESTMENTS

Cost of investments	$25,583,662	$1,764,293	$779,777	$35,458,711	$54,108,168	$2,672,173	$12,893,384	$1,744,139

Unrealized appreciation (depreciation) on investments	$(5,484,363)	$(685,728)	$(284,297)	$(17,106,050)	$(23,908,776)	$(549,419)	$(4,029,321)	$(659,840)

Number of shares in underlying mutual funds	1,114,769	109,277	59,986	777,654	1,386,566	209,966	1,073,131	98,842

Total Net Assets Represented by:

Number of units outstanding:

M&E Rate .0000	5	-	-	6	2	8	17	-
M&E Rate .0029	-	-	-	-	-	-	-	-

M&E Rate .0039	-	-	-	-	-	-	-	-
M&E Rate .0095	73,572	15,047	7,502	37,198	60,944	4,470	88,678	10,665
M&E Rate .0125	1,094,183	72,556	53,591	586,887	926,357	176,279	931,625	78,138

M&E Rate .0145	1,158	240	169	304	234	-	3,038	1,826
M&E Rate .0155	711	41	127	132	429	-	1,017	146

M&E Rate .0165	590	51	472	624	1,568	-	715	1,119
Retired Payout	-	-	-	-	-	-	-	-

Accumulation Unit Value (Net Assets Divided by units outstanding)

M&E Rate .0000	$19.01	$0.00	$0.00	$32.20	$33.59	$13.02	$9.63	$0.00

M&E Rate .0029	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
M&E Rate .0039	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

M&E Rate .0095	$17.49	$12.34	$8.07	$29.98	$31.16	$12.00	$8.91	$11.94
M&E Rate .0125	$17.15	$12.25	$8.00	$29.32	$30.48	$11.74	$8.62	$11.78

M&E Rate .0145	$17.33	$12.18	$7.94	$26.96	$29.11	$0.00	$8.82	$11.97
M&E Rate .0155	$17.27	$12.14	$7.93	$26.88	$29.03	$0.00	$8.79	$11.96

M&E Rate .0165	$17.24	$12.10	$7.91	$26.81	$28.93	$0.00	$8.77	$11.90
Retired Payout	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

See accompanying notes to the financial statements.

2008 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENT OF NET ASSETS

DECEMBER 31, 2008

				DREYFUS SMALL		FIDELITY	FIDELITY		FIDELITY
			DREYFUS	CAP STOCK	FIDELITY	VIP GROWTH	VIP HIGH	FIDELITY	VIP INVESTMENT
	DELAWARE VIP	DELAWARE VIP	MIDCAP STOCK	INDEX	VIP GROWTH	& INCOME	INCOME	VIP INDEX 500	GRADE BOND
	REIT SERIES	TREND SERIES	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO

ASSETS

Investments at market value	$393,784	$617,905	$583,155	$57,261	$31,529,187	$13,547,219	$5,221,797	$43,727,911	$21,290,055

TOTAL ASSETS	$393,784	$617,905	$583,155	$57,261	$31,529,187	$13,547,219	$5,221,797	$43,727,911	$21,290,055

NET ASSETS

Net Assets (Indefinite units authorized)

Active Contract Owners	393,784	617,905	583,155	57,261	31,529,187	13,547,219	5,221,797	43,727,911	21,290,055

Retired Contract Owners	-	-	-	-	-	-	-	-	-

TOTAL NET ASSETS	$393,784	$617,905	$583,155	$57,261	$31,529,187	$13,547,219	$5,221,797	$43,727,911	$21,290,055

Total units	59,864	32,161	48,269	5,570	1,361,726	1,265,493	647,474	422,964	1,349,135

Blended unit value (Net assets divided by total units held)	$6.58	$19.21	$12.08	$10.28	$23.15	$10.71	$8.06	$103.38	$15.78

INVESTMENTS

Cost of investments	$506,020	$1,149,293	$1,166,268	$69,092	$42,920,732	$21,073,489	$7,935,081	$57,607,606	$22,785,014

Unrealized appreciation (depreciation) on investments	$(112,236)	$(531,388)	$(583,113)	$(11,831)	$(11,391,545)	$(7,526,270)	$(2,713,284)	$(13,879,695)	$(1,494,959)

Number of shares in underlying mutual funds	59,484	38,048	74,572	5,527	1,352,604	1,566,151	1,342,363	443,938	1,832,192

Total Net Assets Represented by:

Number of units outstanding:

M&E Rate .0000	-	-	-	-	1,700	3,173	20	331	16
M&E Rate .0029	-	-	-	-	-	-	-	-	-

M&E Rate .0039	-	-	-	-	-	-	-	-	-
M&E Rate .0095	9,739	5,445	4,531	872	79,110	91,252	61,904	29,386	158,718
M&E Rate .0125	49,878	25,940	43,738	4,656	1,276,568	1,163,412	571,931	392,649	1,184,659

M&E Rate .0145	203	438	-	14	1,336	4,056	3,353	177	2,050
M&E Rate .0155	23	130	-	14	1,373	1,673	4,960	155	1,102

M&E Rate .0165	21	208	-	14	1,639	1,927	5,306	266	2,590
Retired Payout	-	-	-	-	-	-	-	-	-

Accumulation Unit Value (Net Assets Divided by units outstanding):

M&E Rate .0000	$0.00	$0.00	$0.00	$0.00	$26.86	$11.85	$8.99	$114.68	$17.47
M&E Rate .0029	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

M&E Rate .0039	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

M&E Rate .0095	$6.59	$19.41	$12.23	$10.28	$23.63	$10.95	$8.34	$102.75	$16.10
M&E Rate .0125	$6.58	$19.16	$12.07	$10.28	$23.12	$10.69	$8.11	$103.43	$15.76

M&E Rate .0145	$6.56	$19.47	$0.00	$10.22	$22.75	$9.91	$4.98	$101.74	$12.13
M&E Rate .0155	$6.56	$19.45	$0.00	$10.23	$22.65	$9.88	$4.96	$102.10	$12.10

M&E Rate .0165	$6.56	$19.42	$0.00	$10.23	$22.61	$9.86	$4.95	$100.94	$12.06
Retired Payout	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

See accompanying notes to the financial statements.

2008 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENT OF NET ASSETS

DECEMBER 31, 2008

					LORD ABBETT
			GOLDMAN SACHS	J.P. MORGAN	SERIES FUND	NEUBERGER		RAINIER	ROYCE CAPITAL
	FIDELITY	FIDELITY	VIT STRUCTURED	INSURANCE TRUST	GROWTH	BERMAN	PUTNAM	SMALL/MID CAP	FUND
	VIP MID CAP	VIP OVERSEAS	SMALL CAP EQUITY	U.S. EQUITY	OPPORTUNITIES	GENESIS	VT VISTA	EQUITY	SMALL-CAP
	PORTFOLIO	PORTFOLIO	FUND	PORTFOLIO	PORTFOLIO	FUND	FUND	PORTFOLIO	PORTFOLIO

ASSETS

Investments at market value	$34,008,276	$26,925,968	$1,303,227	$13,856,776	$1,204,312	$27,416,110	$3,962,689	$14,730,527	$5,772,683

TOTAL ASSETS	$34,008,276	$26,925,968	$1,303,227	$13,856,776	$1,204,312	$27,416,110	$3,962,689	$14,730,527	$5,772,683

NET ASSETS

Net Assets (Indefinite units authorized)

Active Contract Owners	34,008,276	26,894,977	1,303,227	13,856,776	1,204,312	27,416,110	3,962,689	14,730,527	5,772,683

Retired Contract Owners	-	30,991	-	-	-	-	-	-	-

TOTAL NET ASSETS	$34,008,276	$26,925,968	$1,303,227	$13,856,776	$1,204,312	$27,416,110	$3,962,689	$14,730,527	$5,772,683

Total units	1,339,005	1,599,063	139,157	1,387,930	113,111	1,026,006	459,438	527,636	719,426

Blended unit value (Net assets divided by total units held)	$25.40	$16.84	$9.37	$9.98	$10.65	$26.72	$8.63	$27.92	$8.02

INVESTMENTS

Cost of investments	$51,542,325	$42,264,672	$2,345,904	$17,037,269	$1,713,589	$37,358,843	$5,495,446	$22,567,924	$8,636,423

Unrealized appreciation (depreciation) on investments	$(17,534,049)	$(15,338,704)	$(1,042,677)	$(3,180,493)	$(509,277)	$(9,942,733)	$(1,532,757)	$(7,837,397)	$(2,863,740)

Number of shares in underlying mutual funds	1,876,837	2,230,818	186,709	1,345,317	121,893	1,513,030	476,857	731,043	899,172

Total Net Assets Represented by:

Number of units outstanding:

M&E Rate .0000	126	9	-	12	-	12	8	7	-
M&E Rate .0029	-	-	-	-	-	-	-	-	-

M&E Rate .0039	-	-	-	-	-	-	-	-	-
M&E Rate .0095	80,647	140,583	10,179	74,420	12,777	85,290	29,288	46,500	79,673
M&E Rate .0125	1,253,195	1,446,180	127,188	1,313,498	100,334	937,614	429,198	479,194	635,368

M&E Rate .0145	3,219	4,485	957	-	-	1,415	712	373	1,826
M&E Rate .0155	695	1,406	328	-	-	920	156	726	1,823

M&E Rate .0165	1,123	3,832	505	-	-	755	76	836	736
Retired Payout	-	2,568	-	-	-	-	-	-	-

Accumulation Unit Value (Net Assets Divided by units outstanding):

M&E Rate .0000	$28.12	$18.58	$0.00	$11.05	$0.00	$29.57	$9.91	$30.88	$0.00
M&E Rate .0029	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

M&E Rate .0039	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

M&E Rate .0095	$25.98	$17.25	$9.50	$10.23	$10.78	$27.15	$8.83	$28.55	$8.12
M&E Rate .0125	$25.37	$16.82	$9.37	$9.97	$10.63	$26.69	$8.61	$27.88	$8.01

M&E Rate .0145	$22.93	$14.98	$8.28	$0.00	$0.00	$23.77	$7.99	$22.70	$7.65
M&E Rate .0155	$22.86	$14.94	$8.25	$0.00	$0.00	$23.74	$7.97	$22.66	$7.63

M&E Rate .0165	$22.83	$14.88	$8.24	$0.00	$0.00	$23.64	$7.95	$22.58	$7.61
Retired Payout	$0.00	$12.07	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

See accompanying notes to the financial statements.

2008 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENT OF NET ASSETS

DECEMBER 31, 2008

							DOW JONES	DOW JONES	WILSHIRE
		T. ROWE PRICE	T. ROWE PRICE	T. ROWE PRICE	WELLS FARGO	WELLS FARGO	WILSHIRE	WILSHIRE 5000	LARGE CO.
	T. ROWE PRICE	SMALL-CAP	SMALL-CAP	PRIME	ADVANTAGE VT	ADVANTAGE VT	5000 INDEX	INDEX	GROWTH
	EQUITY INCOME	STOCK FUND	VALUE FUND	RESERVES	DISCOVERY	OPPORTUNITY	PORTFOLIO	PORTFOLIO	PORTFOLIO
	PORTFOLIO VIP II	ADVISOR CLASS	ADVISOR CLASS	PORTFOLIO	FUND	FUND	INSTITUTIONAL	INVESTMENT	INSTITUTIONAL

ASSETS

Investments at market value	$3,485,050	$9,735,440	$12,029,462	$6,610,699	$7,756,479	$5,376,556	$12,723,239	$10,693,791	$13,508,340

TOTAL ASSETS	$3,485,050	$9,735,440	$12,029,462	$6,610,699	$7,756,479	$5,376,556	$12,723,239	$10,693,791	$13,508,340

NET ASSETS

Net Assets (Indefinite units authorized)

Active Contract Owners	3,485,050	9,735,440	12,029,462	6,610,699	7,708,959	5,376,556	12,723,239	10,693,791	13,508,340

Retired Contract Owners	-	-	-	-	47,520	-	-	-	-

TOTAL NET ASSETS	$3,485,050	$9,735,440	$12,029,462	$6,610,699	$7,756,479	$5,376,556	$12,723,239	$10,693,791	$13,508,340

Total units	213,595	357,317	345,700	6,137,607	724,582	243,591	1,644,347	1,417,569	580,659

Blended unit value (Net assets divided by total units held)	$16.32	$27.25	$34.80	$1.08	$10.70	$22.07	$7.74	$7.54	$23.26

INVESTMENTS

Cost of investments	$5,298,447	$13,879,706	$15,260,762	$6,610,699	$9,743,543	$9,732,385	$15,863,932	$14,022,075	$20,916,593

Unrealized appreciation (depreciation) on investments	$(1,813,397)	$(4,144,266)	$(3,231,300)	$-	$(1,987,064)	$(4,355,829)	$(3,140,693)	$(3,328,284)	$(7,408,253)

Number of shares in underlying mutual funds	243,539	502,345	514,301	6,610,698	693,162	529,189	1,658,823	1,394,235	651,947

Total Net Assets Represented by:

Number of units outstanding:

M&E Rate .0000	-	8	10	-	3,313	7	6	17	1
M&E Rate .0029	-	-	-	-	-	-	-	-	-

M&E Rate .0039	-	-	-	-	-	-	-	-	-
M&E Rate .0095	31,007	14,388	10,522	942,413	39,442	5,816	6,705	145,687	1,787
M&E Rate .0125	179,843	342,921	335,168	5,052,384	675,612	237,768	1,637,636	1,262,690	578,871

M&E Rate .0145	1,262	-	-	33,638	259	-	-	1,291	-
M&E Rate .0155	677	-	-	25,217	619	-	-	6,711	-

M&E Rate .0165	806	-	-	83,955	1,090	-	-	1,173	-
Retired Payout	-	-	-	-	4,247	-	-	-	-

Accumulation Unit Value (Net Assets Divided by units outstanding):

M&E Rate .0000	$0.00	$30.17	$38.57	$0.00	$11.19	$24.42	$8.64	$8.38	$25.39
M&E Rate .0029	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

M&E Rate .0039	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

M&E Rate .0095	$16.42	$27.82	$35.57	$1.08	$10.81	$22.52	$7.93	$7.75	$23.85
M&E Rate .0125	$16.30	$27.22	$34.77	$1.08	$10.69	$22.06	$7.74	$7.52	$23.26

M&E Rate .0145	$16.21	$0.00	$0.00	$1.07	$10.76	$0.00	$0.00	$7.67	$0.00
M&E Rate .0155	$16.19	$0.00	$0.00	$1.07	$10.73	$0.00	$0.00	$7.65	$0.00

M&E Rate .0165	$16.13	$0.00	$0.00	$1.06	$10.71	$0.00	$0.00	$7.63	$0.00
Retired Payout	$0.00	$0.00	$0.00	$0.00	$11.19	$0.00	$0.00	$0.00	$0.00

See accompanying notes to the financial statements.

2008 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENT OF NET ASSETS

DECEMBER 31, 2008

	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE
	LARGE CO. GROWTH	LARGE CO. VALUE	SMALL CO. GROWTH	SMALL CO. VALUE	VIT 2015	VIT 2025	VIT 2035
	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	MODERATE	MODERATE	MODERATE
	INVESTMENT	INVESTMENT	INVESTMENT	INVESTMENT	FUND	FUND	FUND

ASSETS

Investments at market value	$12,368,298	$20,103,855	$2,164,411	$2,874,752	$13,439,577	$8,836,127	$6,704,682

TOTAL ASSETS	$12,368,298	$20,103,855	$2,164,411	$2,874,752	$13,439,577	$8,836,127	$6,704,682

NET ASSETS

Net Assets (Indefinite units authorized)

Active Contract Owners	12,368,298	20,103,855	2,164,411	2,845,491	13,439,577	8,836,127	6,704,682

Retired Contract Owners	-	-	-	29,261	-	-	-

TOTAL NET ASSETS	$12,368,298	$20,103,855	$2,164,411	$2,874,752	$13,439,577	$8,836,127	$6,704,682

Total units	548,865	1,180,637	147,707	157,778	1,660,001	1,146,385	934,629

Blended unit value (Net assets divided by total units held)	$22.53	$17.03	$14.65	$18.22	$8.10	$7.71	$7.17

INVESTMENTS

Cost of investments	$19,254,791	$38,892,379	$3,675,176	$4,795,884	$16,157,919	$11,944,937	$8,505,571

Unrealized appreciation (depreciation) on investments	$(6,886,493)	$(18,788,524)	$(1,510,765)	$(1,921,132)	$(2,718,342)	$(3,108,810)	$(1,800,889)

Number of shares in underlying mutual funds	614,726	2,006,372	223,365	263,015	1,675,758	1,171,900	939,031

Total Net Assets Represented by:

Number of units outstanding:

M&E Rate .0000	4	10	11	16	-	-	-
M&E Rate .0029	-	-	-	-	-	-	-

M&E Rate .0039	-	-	-	-	-	-	-
M&E Rate .0095	57,161	97,532	12,276	11,459	243,318	165,236	70,878
M&E Rate .0125	490,423	1,078,702	135,420	142,449	1,347,691	968,800	834,498

M&E Rate .0145	806	1,504	-	313	36,004	4,548	15,439
M&E Rate .0155	234	1,406	-	45	4,329	4,065	5,162

M&E Rate .0165	237	1,483	-	819	28,659	3,736	8,652
Retired Payout	-	-	-	2,677	-	-	-

Accumulation Unit Value (Net Assets Divided by units outstanding):

M&E Rate .0000	$24.97	$18.82	$16.59	$20.34	$0.00	$0.00	$0.00
M&E Rate .0029	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

M&E Rate .0039	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

M&E Rate .0095	$23.01	$17.42	$15.37	$18.68	$8.15	$7.76	$7.22
M&E Rate .0125	$22.48	$17.01	$14.59	$18.36	$8.09	$7.70	$7.17

M&E Rate .0145	$23.50	$13.81	$0.00	$13.03	$8.03	$7.65	$7.13
M&E Rate .0155	$23.47	$13.77	$0.00	$13.00	$8.02	$7.64	$7.11

M&E Rate .0165	$23.43	$13.73	$0.00	$12.95	$8.00	$7.62	$7.10
Retired Payout	$0.00	$0.00	$0.00	$10.93	$0.00	$0.00	$0.00

See accompanying notes to the financial statements.

2008 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENT OF NET ASSETS

DECEMBER 31, 2008

	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE VIT	WILSHIRE VIT	WILSHIRE VIT
	VIT BALANCED	VIT EQUITY	VIT INCOME	INTERNATIONAL	SMALL CAP	SOCIALLY
	FUND	FUND	FUND	EQUITY FUND	GROWTH FUND	RESPONSIBLE FUND

ASSETS

Investments at market value	$150,607,364	$147,989,855	$24,667,907	$26,837,394	$25,299,484	$42,492,650

TOTAL ASSETS	$150,607,364	$147,989,855	$24,667,907	$26,837,394	$25,299,484	$42,492,650

NET ASSETS

Net Assets (Indefinite units authorized)

Active Contract Owners	149,767,589	147,087,800	24,513,914	26,837,394	25,299,484	42,492,650

Retired Contract Owners	839,775	902,055	153,993	-	-	-

TOTAL NET ASSETS	$150,607,364	$147,989,855	$24,667,907	$26,837,394	$25,299,484	$42,492,650

Total units	9,066,753	9,547,087	1,484,744	2,895,747	3,172,868	3,652,756

Blended unit value (Net assets divided by total units held)	$16.61	$15.50	$16.61	$9.27	$7.97	$11.63

INVESTMENTS

Cost of investments	$200,497,861	$247,755,048	$28,225,394	$35,555,493	$40,983,278	$68,910,730

Unrealized appreciation (depreciation) on investments	$(49,890,497)	$(99,765,193)	$(3,557,487)	$(8,718,099)	$(15,683,794)	$(26,418,080)

Number of shares in underlying mutual funds	11,702,255	10,945,989	2,318,408	2,965,441	2,911,310	5,076,756

Total Net Assets Represented by:

Number of units outstanding:

M&E Rate .0000	10,302	3,385	16	1,771	447	2,439
M&E Rate .0029	-	248,705	-	-	-	-

M&E Rate .0039	-	77,772	-	-	-	-
M&E Rate .0095	93,333	65,924	127,641	86,876	37,987	58,575
M&E Rate .0125	8,892,355	9,083,835	1,334,895	2,802,578	3,133,067	3,586,901

M&E Rate .0145	3,438	365	3,498	2,271	404	1,457
M&E Rate .0155	702	151	3,324	713	234	104

M&E Rate .0165	1,372	230	897	1,538	729	3,280
Retired Payout	65,251	66,720	14,473	-	-	-

Accumulation Unit Value (Net Assets Divided by units outstanding):

M&E Rate .0000	$18.44	$17.16	$18.49	$10.27	$8.85	$12.89
M&E Rate .0029	$0.00	$16.75	$0.00	$0.00	$0.00	$0.00

M&E Rate .0039	$0.00	$16.61	$0.00	$0.00	$0.00	$0.00

M&E Rate .0095	$17.05	$15.86	$17.08	$9.50	$8.17	$11.92
M&E Rate .0125	$16.63	$15.47	$16.66	$9.26	$7.97	$11.63

M&E Rate .0145	$15.17	$15.39	$12.09	$9.53	$8.35	$10.99
M&E Rate .0155	$15.13	$15.32	$12.00	$9.55	$8.34	$10.87

M&E Rate .0165	$15.09	$15.29	$12.03	$9.49	$8.63	$10.84
Retired Payout	$12.87	$13.52	$10.64	$0.00	$0.00	$0.00

See accompanying notes to the financial statements.

2008 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENT OF OPERATIONS

DECEMBER 31, 2008

		ALLIANCE	ALLIANCE				CREDIT
	ALLIANCE	BERNSTEIN	BERNTEIN				SUISSE		DELAWARE
	BERNSTEIN	VPS SMALL/MID	VPS SMALL		ARIEL	COHEN & STEERS	U.S. EQUITY	DAVIS	VIP GROWTH
	VPS LARGE CAP	CAP VALUE	CAP GROWTH	ARIEL	APPRECIATION	VIF REALTY	FLEX I	VALUE	OPPORTUNITIES
	GROWTH PORTFOLIO	PORTFOLIO	PORTFOLIO	FUND	FUND	FUND, INC.	PORTFOLIO	PORTFOLIO	SERVICE CLASS

INVESTMENT INCOME

DIVIDEND INCOME DISTRIBUTION	$-	$4,885	$-	$289,688	$252,319	$-	$2,393	$130,953	$-

NET INVESTMENT INCOME	-	4,885	-	289,688	252,319	-	2,393	130,953	-

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

CAPITAL GAIN DISTRIBUTION	-	115,053	-	-	3,634,168	-	-	233,214	174,157

NET REALIZED GAIN (LOSS) ON INVESTMENTS	(275,155)	(41,739)	(9,638)	(362,277)	(556,588)	(655,414)	15,559	275,867	(43,421)

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(12,732,487)	(581,929)	(298,652)	(16,643,440)	(24,048,142)	959,221	(1,162,115)	(6,260,561)	(842,255)

NET GAIN (LOSS) ON INVESTMENTS	(13,007,642)	(508,615)	(308,290)	(17,005,717)	(20,970,562)	303,807	(1,146,556)	(5,751,480)	(711,519)

EXPENSES

MORTALITY AND EXPENSE RISK CHARGE (NOTE 1)	(308,795)	(13,492)	(5,906)	(319,736)	(503,274)	(14,673)	(33,948)	(133,141)	(16,945)

TOTAL EXPENSES	(308,795)	(13,492)	(5,906)	(319,736)	(503,274)	(14,673)	(33,948)	(133,141)	(16,945)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING

FROM OPERATIONS	$(13,316,437)	$(517,222)	$(314,196)	$(17,035,765)	$(21,221,517)	$289,134	$(1,178,111)	$(5,753,668)	$(728,464)

See accompanying notes to the financial statements.

2008 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENT OF OPERATIONS

DECEMBER 31, 2008

				DREYFUS SMALL		FIDELITY	FIDELITY		FIDELITY
			DREYFUS	CAP STOCK	FIDELITY	VIP GROWTH	VIP HIGH	FIDELITY	VIP INVESTMENT
	DELAWARE VIP	DELAWARE VIP	MIDCAP STOCK	INDEX	VIP GROWTH	& INCOME	INCOME	VIP INDEX 500	GRADE BOND
	REIT SERIES	TREND SERIES	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO

INVESTMENT INCOME

DIVIDEND INCOME DISTRIBUTION	$-	$-	$6,110	$-	$285,932	$191,048	$581,051	$1,172,987	$896,301

NET INVESTMENT INCOME	-	-	6,110	-	285,932	191,048	581,051	1,172,987	896,301

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

CAPITAL GAIN DISTRIBUTION	-	154,990	121,488	-	-	1,922,593	-	616,142	18,070

NET REALIZED GAIN (LOSS) ON INVESTMENTS	(3,485)	(18,353)	(56,150)	(253)	60,599	16,437	(188,319)	(6,135)	(329,884)

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(112,236)	(629,342)	(455,564)	(11,831)	(27,274,126)	(11,448,039)	(2,152,528)	(27,013,751)	(1,378,793)

NET GAIN (LOSS) ON INVESTMENTS	(115,721)	(492,705)	(390,226)	(12,084)	(27,213,527)	(9,509,009)	(2,340,847)	(26,403,744)	(1,690,607)

EXPENSES

MORTALITY AND EXPENSE RISK CHARGE (NOTE 1)	(1,551)	(9,543)	(9,428)	(209)	(524,367)	(210,189)	(76,167)	(665,769)	(257,557)

TOTAL EXPENSES	(1,551)	(9,543)	(9,428)	(209)	(524,367)	(210,189)	(76,167)	(665,769)	(257,557)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING

FROM OPERATIONS	$(117,272)	$(502,248)	$(393,544)	$(12,293)	$(27,451,962)	$(9,528,150)	$(1,835,963)	$(25,896,526)	$(1,051,863)

See accompanying notes to the financial statements.

2008 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENT OF OPERATIONS

DECEMBER 31, 2008

					LORD ABBETT				ROYCE
			GOLDMAN SACHS	J.P. MORGAN	SERIES FUND	NEUBERGER		RAINIER	CAPITAL
	FIDELITY	FIDELITY	VIT STRUCTURED	INSURANCE TRUST	GROWTH	BERMAN	PUTNAM	SMALL/MID	FUND
	VIP MID CAP	VIP OVERSEAS	SMALL CAP EQUITY	U.S. EQUITY	OPPORTUNITIES	GENESIS	VT VISTA	CAP EQUITY	SMALL-CAP
	PORTFOLIO	PORTFOLIO	FUND	PORTFOLIO	PORTFOLIO	FUND	FUND	PORTFOLIO	PORTFOLIO

INVESTMENT INCOME

DIVIDEND INCOME DISTRIBUTION	$113,452	$953,510	$11,763	$242,856	$-	$-	$-	$-	$46,304

NET INVESTMENT INCOME	113,452	953,510	11,763	242,856	-	-	-	-	46,304

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

CAPITAL GAIN DISTRIBUTION	7,633,237	4,014,459	2,968	-	23,862	1,557,046	-	3,182	595,274

NET REALIZED GAIN (LOSS) ON INVESTMENTS	739,182	195,984	(151,780)	75,313	12,580	856,519	134,592	354,014	(16,652)

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(30,249,735)	(24,523,551)	(487,796)	(7,477,005)	(775,037)	(15,494,639)	(3,366,195)	(13,585,712)	(2,674,694)

NET GAIN (LOSS) ON INVESTMENTS	(21,877,316)	(20,313,108)	(636,608)	(7,401,692)	(738,595)	(13,081,074)	(3,231,603)	(13,228,516)	(2,096,072)

EXPENSES

MORTALITY AND EXPENSE RISK CHARGE (NOTE 1)	(536,593)	(402,922)	(18,954)	(209,853)	(18,566)	(414,334)	(68,235)	(249,179)	(76,374)

TOTAL EXPENSES	(536,593)	(402,922)	(18,954)	(209,853)	(18,566)	(414,334)	(68,235)	(249,179)	(76,374)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING

FROM OPERATIONS	$(22,300,457)	$(19,762,520)	$(643,799)	$(7,368,689)	$(757,161)	$(13,495,408)	$(3,299,838)	$(13,477,695)	$(2,126,142)

See accompanying notes to the financial statements.

2008 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENT OF OPERATIONS

DECEMBER 31, 2008

		T. ROWE	T. ROWE	T. ROWE			DOW JONES	DOW JONES	WILSHIRE
	T. ROWE	PRICE	PRICE	PRICE	WELLS FARGO	WELLS FARGO	WILSHIRE 5000	WILSHIRE 5000	LARGE CO.
	PRICE	SMALL-CAP	SMALL-CAP	PRIME	ADVANTAGE VT	ADVANTAGE VT	INDEX	INDEX	GROWTH
	EQUITY INCOME	STOCK FUND	VALUE FUND	RESERVES	DISCOVERY	OPPORTUNITY	PORTFOLIO	PORTFOLIO	PORTFOLIO
	PORTFOLIO VIP II	ADVISOR CLASS	ADVISOR CLASS	PORTFOLIO	FUND	FUND	INSTITUTIONAL	INVESTMENT	INSTITUTIONAL

INVESTMENT INCOME

DIVIDEND INCOME DISTRIBUTION	$81,002	$-	$99,431	$131,274	$-	$153,773	$239,961	$184,632	$-

NET INVESTMENT INCOME	81,002	-	99,431	131,274	-	153,773	239,961	184,632	-

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

CAPITAL GAIN DISTRIBUTION	90,778	328,544	838,065	-	-	1,815,048	-	-	258,528

NET REALIZED GAIN (LOSS) ON INVESTMENTS	(105,897)	154,751	456,874	(2)	192,020	(103,908)	(32,073)	129,391	(823,376)

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(1,605,946)	(5,496,800)	(6,418,707)	(1)	(6,147,937)	(5,527,309)	(7,727,705)	(6,402,237)	(9,308,086)

NET GAIN (LOSS) ON INVESTMENTS	(1,621,065)	(5,013,505)	(5,123,768)	(3)	(5,955,917)	(3,816,169)	(7,759,778)	(6,272,846)	(9,872,934)

EXPENSES

MORTALITY AND EXPENSE RISK CHARGE (NOTE 1)	(39,129)	(151,906)	(189,998)	(60,008)	(127,445)	(94,828)	(205,699)	(158,824)	(229,444)

TOTAL EXPENSES	(39,129)	(151,906)	(189,998)	(60,008)	(127,445)	(94,828)	(205,699)	(158,824)	(229,444)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING

FROM OPERATIONS	$(1,579,192)	$(5,165,411)	$(5,214,335)	$71,263	$(6,083,362)	$(3,757,224)	$(7,725,516)	$(6,247,038)	$(10,102,378)

See accompanying notes to the financial statements.

2008 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENT OF OPERATIONS

DECEMBER 31, 2008

	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE
	LARGE CO. GROWTH	LARGE CO. VALUE	SMALL CO. GROWTH	SMALL CO. VALUE	VIT 2010	VIT 2010	VIT 2010	VIT 2015	VIT 2025
	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	AGGRESSIVE	CONSERVATIVE	MODERATE	MODERATE	MODERATE
	INVESTMENT	INVESTMENT	INVESTMENT	INVESTMENT	FUND	FUND	FUND	FUND	FUND

INVESTMENT INCOME

DIVIDEND INCOME DISTRIBUTION	$-	$410,635	$-	$35,632	$37,195	$37,370	$80,295	$263,159	$227,506

NET INVESTMENT INCOME	-	410,635	-	35,632	37,195	37,370	80,295	263,159	227,506

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

CAPITAL GAIN DISTRIBUTION	242,093	823	121,005	610	30,741	24,203	46,455	178,185	178,955

NET REALIZED GAIN (LOSS) ON INVESTMENTS	(3,555)	(802,861)	(3,650)	(191,433)	(371,152)	(279,272)	(731,683)	(129,158)	(36,968)

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(8,838,151)	(13,359,198)	(1,508,504)	(1,236,817)	(3,404)	(6,630)	(25,350)	(2,769,373)	(3,169,872)

NET GAIN (LOSS) ON INVESTMENTS	(8,599,613)	(14,161,236)	(1,391,149)	(1,427,640)	(343,815)	(261,699)	(710,578)	(2,720,346)	(3,027,885)

EXPENSES

MORTALITY AND EXPENSE RISK CHARGE (NOTE 1)	(192,322)	(310,448)	(34,033)	(42,727)	(10,119)	(13,374)	(26,087)	(110,230)	(97,100)

TOTAL EXPENSES	(192,322)	(310,448)	(34,033)	(42,727)	(10,119)	(13,374)	(26,087)	(110,230)	(97,100)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING

FROM OPERATIONS	$(8,791,935)	$(14,061,049)	$(1,425,182)	$(1,434,735)	$(316,739)	$(237,703)	$(656,370)	$(2,567,417)	$(2,897,479)

See accompanying notes to the financial statements.

2008 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENT OF OPERATIONS

DECEMBER 31, 2008

	WILSHIRE	WILSHIRE					WILSHIRE VIT	WILSHIRE VIT	WILSHIRE VIT
	VIT 2035	VIT 2045	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE VIT	SHORT TERM	SMALL CAP	SOCIALLY
	MODERATE	MODERATE	VIT BALANCED	VIT EQUITY	VIT INCOME	INTERNATIONAL	INVESTMENT	GROWTH	RESPONSIBLE
	FUND	FUND	FUND	FUND	FUND	EQUITY FUND	FUND	FUND	FUND

INVESTMENT INCOME

DIVIDEND INCOME DISTRIBUTION	$116,671	$59,722	$12,203,994	$1,815,706	$1,324,961	$587,376	$223,373	$-	$842,409

NET INVESTMENT INCOME	116,671	59,722	12,203,994	1,815,706	1,324,961	587,376	223,373	-	842,409

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

CAPITAL GAIN DISTRIBUTION	110,387	77,817	11,559,488	461,412	572,461	-	2,367	-	3,659,677

NET REALIZED GAIN (LOSS) ON INVESTMENTS	(60,821)	(1,124,956)	(133,809)	(5,613,678)	(292,611)	798,665	(196,902)	(1,172,370)	(97,887)

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(1,803,964)	9,998	(82,041,255)	(100,674,532)	(3,123,365)	(22,267,448)	34,841	(21,340,331)	(34,416,184)

NET GAIN (LOSS) ON INVESTMENTS	(1,754,398)	(1,037,141)	(70,615,576)	(105,826,798)	(2,843,515)	(21,468,783)	(159,694)	(22,512,701)	(30,854,394)

EXPENSES

MORTALITY AND EXPENSE RISK CHARGE (NOTE 1)	(50,068)	(20,308)	(2,279,395)	(2,473,421)	(274,107)	(457,514)	(33,488)	(436,004)	(726,737)

TOTAL EXPENSES	(50,068)	(20,308)	(2,279,395)	(2,473,421)	(274,107)	(457,514)	(33,488)	(436,004)	(726,737)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING

FROM OPERATIONS	$(1,687,795)	$(997,727)	$(60,690,977)	$(106,484,513)	$(1,792,661)	$(21,338,921)	$30,191	$(22,948,705)	$(30,738,722)

See accompanying notes to the financial statements.

2008 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2008

	ALLIANCE	ALLIANCE	ALLIANCE
	BERNSTEIN	BERNSTEIN	BERNSTEIN
	VPS LARGE CAP	VPS SMALL/MID	VPS SMALL		ARIEL	COHEN & STEERS	CREDIT SUISSE	DAVIS	DELAWARE
	GROWTH	CAP VALUE	CAP GROWTH	ARIEL	APPRECIATION	VIF REALTY	U.S. EQUITY FLEX I	VALUE	VIP GROWTH
	PORTFOLIO	PORTFOLIO	PORTFOLIO	FUND	FUND	FUND, INC.	PORTFOLIO	PORTFOLIO	OPPORTUNITIES

OPERATIONS

NET INVESTMENT INCOME	$-	$4,885	$-	$289,688	$252,319	$-	$2,393	$130,953	$-

CAPITAL GAIN DISTRIBUTION	-	115,053	-	-	3,634,168	-	-	233,214	174,157

NET REALIZED GAIN (LOSS) ON INVESTMENTS	(275,155)	(41,739)	(9,638)	(362,277)	(556,588)	(655,414)	15,559	275,867	(43,421)

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(12,732,487)	(581,929)	(298,652)	(16,643,440)	(24,048,142)	959,221	(1,162,115)	(6,260,561)	(842,255)

MORTALITY AND EXPENSE RISK CHARGE (NOTE 1)	(308,795)	(13,492)	(5,906)	(319,736)	(503,274)	(14,673)	(33,948)	(133,141)	(16,945)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(13,316,437)	(517,222)	(314,196)	(17,035,765)	(21,221,517)	289,134	(1,178,111)	(5,753,668)	(728,464)

CONTRACT OWNERS’ TRANSACTIONS

GROSS STIPULATED PAYMENTS RECEIVED	3,467,165	324,423	202,369	3,527,742	5,087,794	364,335	242,506	1,648,527	229,013

SALES AND ADMINISTRATIVE EXPENSES (NOTE 1)	(428)	(65)	(19)	(544)	(715)	(18)	(23)	(277)	(24)

NET CONSIDERATION RECEIVED ON ANNUITY CONTRACTS	3,466,737	324,358	202,350	3,527,198	5,087,079	364,317	242,483	1,648,250	228,989

NET TRANSFER FROM (TO) FIXED ACCUMULATION ACCOUNT	(993,455)	108,854	40,021	(1,543,517)	(2,643,891)	(267,602)	(146,689)	(158,941)	(50,091)

TRANSFERS FROM (TO) OTHER DIVISIONS	(102,765)	99,861	118,151	(416,421)	(1,563,581)	(4,113,436)	(112,876)	865,987	75,544

PAYMENTS TO CONTRACT OWNERS	(1,353,983)	(60,163)	(8,763)	(1,781,804)	(2,604,590)	(42,569)	(138,601)	(874,071)	(58,236)

ANNUAL MAINTENANCE CHARGE (NOTE 1)	(37,584)	(800)	(250)	(7,674)	(21,882)	(625)	(725)	(10,098)	(725)

SURRENDER CHARGES (NOTE 1)	(14,147)	(445)	(181)	(13,736)	(24,067)	(990)	(336)	(6,843)	(1,819)

MORTALITY GUARANTEE ADJUSTMENT	-	-	-	-	-	-	-	-	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNERS’ TRANSACTIONS	964,803	471,665	351,328	(235,954)	(1,770,932)	(4,060,905)	(156,744)	1,464,284	193,662

TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,351,634)	(45,557)	37,132	(17,271,719)	(22,992,449)	(3,771,771)	(1,334,855)	(4,289,384)	(534,802)

NET ASSETS:

BEGINNING OF PERIOD 2008	32,450,933	1,124,122	458,348	35,624,380	53,191,841	3,771,771	3,457,609	13,153,447	1,619,101

END OF PERIOD	20,099,299	1,078,565	495,480	18,352,661	30,199,392	-	2,122,754	8,864,063	1,084,299

See accompanying notes to the financial statements.

2008 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2008

				DREYFUS
				SMALL CAP		FIDELITY	FIDELITY		FIDELITY
			DREYFUS	STOCK	FIDELITY	VIP GROWTH	VIP HIGH	FIDELITY	VIP INVESTMENT
	DELAWARE VIP	DELAWARE VIP	MIDCAP STOCK	INDEX	VIP GROWTH	& INCOME	INCOME	VIP INDEX 500	GRADE BOND
	REIT SERIES	TREND SERIES	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO

OPERATIONS

NET INVESTMENT INCOME	$-	$-	$6,110	$-	$285,932	$191,048	$581,051	$1,172,987	$896,301

CAPITAL GAIN DISTRIBUTION	-	154,990	121,488	-	-	1,922,593	-	616,142	18,070

NET REALIZED GAIN (LOSS) ON INVESTMENTS	(3,485)	(18,353)	(56,150)	(253)	60,599	16,437	(188,319)	(6,135)	(329,884)

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(112,236)	(629,342)	(455,564)	(11,831)	(27,274,126)	(11,448,039)	(2,152,528)	(27,013,751)	(1,378,793)

MORTALITY AND EXPENSE RISK CHARGE (NOTE 1)	(1,551)	(9,543)	(9,428)	(209)	(524,367)	(210,189)	(76,167)	(665,769)	(257,557)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(117,272)	(502,248)	(393,544)	(12,293)	(27,451,962)	(9,528,150)	(1,835,963)	(25,896,526)	(1,051,863)

CONTRACT OWNERS’ TRANSACTIONS

GROSS STIPULATED PAYMENTS RECEIVED	115,179	182,014	113,439	19,723	6,242,747	2,629,607	961,983	6,853,517	2,724,366

SALES AND ADMINISTRATIVE EXPENSES (NOTE 1)	(4)	(15)	(4)	(1)	(459)	(661)	(32)	(574)	(325)

NET CONSIDERATION RECEIVED ON ANNUITY CONTRACTS	115,175	181,999	113,435	19,722	6,242,288	2,628,946	961,951	6,852,943	2,724,041

NET TRANSFER FROM (TO) FIXED ACCUMULATION ACCOUNT	126,030	(31,051)	(18,910)	2,303	(410,509)	(515,190)	(379,406)	(2,214,595)	(768,011)

TRANSFERS FROM (TO) OTHER DIVISIONS	280,735	48,642	(27,365)	54,076	1,295,899	520,503	(265,813)	360,499	(52,188)

PAYMENTS TO CONTRACT OWNERS	(10,733)	(36,231)	(24,223)	(6,478)	(2,503,590)	(939,863)	(333,231)	(2,933,033)	(2,186,406)

ANNUAL MAINTENANCE CHARGE (NOTE 1)	(150)	(125)	(398)	(50)	(74,217)	(33,650)	(9,825)	(92,941)	(43,917)

SURRENDER CHARGES (NOTE 1)	(1)	(299)	(542)	(19)	(19,584)	(12,269)	(6,074)	(30,246)	(16,659)

MORTALITY GUARANTEE ADJUSTMENT	-	-	-	-	-	-	-	-	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNERS’ TRANSACTIONS	511,056	162,935	41,997	69,554	4,530,287	1,648,477	(32,398)	1,942,627	(343,140)

TOTAL INCREASE (DECREASE) IN NET ASSETS	393,784	(339,313)	(351,547)	57,261	(22,921,675)	(7,879,673)	(1,868,361)	(23,953,899)	(1,395,003)

NET ASSETS:

BEGINNING OF PERIOD	-	957,218	934,702	-	54,450,862	21,426,892	7,090,158	67,681,810	22,685,058

END OF PERIOD	393,784	617,905	583,155	57,261	31,529,187	13,547,219	5,221,797	43,727,911	21,290,055

See accompanying notes to the financial statements.

2008 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2008

					LORD ABBETT				ROYCE
			GOLDMAN SACHS	J.P. MORGAN	SERIES FUND	NEUBERGER		RAINIER	CAPITAL
	FIDELITY	FIDELITY	VIT STRUCTURED	INSURANCE TRUST	GROWTH	BERMAN	PUTNAM	SMALL/MID	FUND
	VIP MID CAP	VIP OVERSEAS	SMALL CAP EQUITY	U.S. EQUITY	OPPORTUNITIES	GENESIS	VT VISTA	CAP EQUITY	SMALL-CAP
	PORTFOLIO	PORTFOLIO	FUND	PORTFOLIO	PORTFOLIO	FUND	FUND	PORTFOLIO	PORTFOLIO

OPERATIONS

NET INVESTMENT INCOME	$113,452	$953,510	$11,763	$242,856	$-	$-	$-	$-	$46,304

CAPITAL GAIN DISTRIBUTION	7,633,237	4,014,459	2,968	-	23,862	1,557,046	-	3,182	595,274

NET REALIZED GAIN (LOSS) ON INVESTMENTS	739,182	195,984	(151,780)	75,313	12,580	856,519	134,592	354,014	(16,652)

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(30,249,735)	(24,523,551)	(487,796)	(7,477,005)	(775,037)	(15,494,639)	(3,366,195)	(13,585,712)	(2,674,694)

MORTALITY AND EXPENSE RISK CHARGE (NOTE 1)	(536,593)	(402,922)	(18,954)	(209,853)	(18,566)	(414,334)	(68,235)	(249,179)	(76,374)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(22,300,457)	(19,762,520)	(643,799)	(7,368,689)	(757,161)	(13,495,408)	(3,299,838)	(13,477,695)	(2,126,142)

CONTRACT OWNERS’ TRANSACTIONS

GROSS STIPULATED PAYMENTS RECEIVED	4,921,609	5,899,434	290,197	2,039,842	206,208	4,073,533	581,536	2,832,802	1,323,344

SALES AND ADMINISTRATIVE EXPENSES (NOTE 1)	(728)	(753)	(13)	(259)	(29)	(319)	(46)	(217)	(120)

NET CONSIDERATION RECEIVED ON ANNUITY CONTRACTS	4,920,881	5,898,681	290,184	2,039,583	206,179	4,073,214	581,490	2,832,585	1,323,224

NET TRANSFER FROM (TO) FIXED ACCUMULATION ACCOUNT	(2,533,701)	(158,271)	(5,534)	(794,873)	(72,707)	(1,658,763)	(260,268)	(658,070)	(73,342)

TRANSFERS FROM (TO) OTHER DIVISIONS	1,389,306	2,585,804	(70,121)	(404,768)	(63,327)	2,175,821	(66,489)	663,053	442,943

PAYMENTS TO CONTRACT OWNERS	(2,231,106)	(1,620,613)	(40,949)	(821,630)	(69,881)	(1,836,105)	(274,963)	(894,646)	(347,941)

ANNUAL MAINTENANCE CHARGE (NOTE 1)	(36,013)	(38,054)	(950)	(30,103)	(934)	(51,648)	(1,890)	(12,929)	(6,782)

SURRENDER CHARGES (NOTE 1)	(15,519)	(16,164)	(1,343)	(9,202)	(940)	(11,840)	(1,903)	(7,356)	(8,278)

MORTALITY GUARANTEE ADJUSTMENT	-	(631)	-	-	-	-	-	-	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNERS’ TRANSACTIONS	1,493,848	6,650,752	171,287	(20,993)	(1,610)	2,690,679	(24,023)	1,922,637	1,329,824

TOTAL INCREASE (DECREASE) IN NET ASSETS	(20,806,609)	(13,111,768)	(472,512)	(7,389,682)	(758,771)	(10,804,729)	(3,323,861)	(11,555,058)	(796,318)

NET ASSETS:

BEGINNING OF PERIOD	54,814,885	40,037,736	1,775,739	21,246,458	1,963,083	38,220,839	7,286,550	26,285,585	6,569,001

END OF PERIOD	$34,008,276	$26,925,968	$1,303,227	$13,856,776	$1,204,312	$27,416,110	$3,962,689	$14,730,527	$5,772,683

See accompanying notes to the financial statements.

2008 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS

DECEMBER 31, 2008

	T. ROWE	T. ROWE	T. ROWE	T. ROWE			DOW JONES	DOW JONES	WILSHIRE
	PRICE	PRICE	PRICE	PRICE	WELLS FARGO	WELLS FARGO	WILSHIRE 5000	WILSHIRE 5000	LARGE CO.
	EQUITY	SMALL-CAP	SMALL-CAP	PRIME	ADVANTAGE VT	ADVANTAGE VT	INDEX	INDEX	GROWTH
	INCOME	STOCK FUND	VALUE FUND	RESERVES	DISCOVERY	OPPORTUNITY	PORTFOLIO	PORTFOLIO	PORTFOLIO
	PORTFOLIO VIP II	ADVISOR CLASS	ADVISOR CLASS	PORTFOLIO	FUND	FUND	INSTITUTIONAL	INVESTMENT	INSTITUTIONAL

OPERATIONS

NET INVESTMENT INCOME	$81,002	$-	$99,431	$131,274	$-	$153,773	$239,961	$184,632	$-

CAPITAL GAIN DISTRIBUTION	90,778	328,544	838,065	-	-	1,815,048	-	-	258,528

NET REALIZED GAIN (LOSS) ON INVESTMENTS	(105,897)	154,751	456,874	(2)	192,020	(103,908)	(32,073)	129,391	(823,376)

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(1,605,946)	(5,496,800)	(6,418,707)	(1)	(6,147,937)	(5,527,309)	(7,727,705)	(6,402,237)	(9,308,086)

MORTALITY AND EXPENSE RISK CHARGE (NOTE 1)	(39,129)	(151,906)	(189,998)	(60,008)	(127,445)	(94,828)	(205,699)	(158,824)	(229,444)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,579,192)	(5,165,411)	(5,214,335)	71,263	(6,083,362)	(3,757,224)	(7,725,516)	(6,247,038)	(10,102,378)

CONTRACT OWNERS’ TRANSACTIONS

GROSS STIPULATED PAYMENTS RECEIVED	1,151,101	1,103,034	1,200,470	560,917	1,561,736	523,267	1,145,081	1,967,219	1,443,256

SALES AND ADMINISTRATIVE EXPENSES (NOTE 1)	(21)	(176)	(220)	(103)	(104)	(85)	(158)	(263)	(376)

NET CONSIDERATION RECEIVED ON ANNUITY CONTRACTS	1,151,080	1,102,858	1,200,250	560,814	1,561,632	523,182	1,144,923	1,966,956	1,442,880

NET TRANSFER FROM (TO) FIXED ACCUMULATION ACCOUNT	332,969	(700,224)	(1,185,747)	1,184,186	(391,989)	(455,263)	(777,945)	(480,123)	(1,201,229)

TRANSFERS FROM (TO) OTHER DIVISIONS	744,802	(430,940)	(599,936)	4,689,714	893,552	(186,851)	139,332	(194,750)	(215,621)

PAYMENTS TO CONTRACT OWNERS	(92,422)	(821,579)	(1,018,993)	(2,285,740)	(705,759)	(565,846)	(1,231,989)	(489,566)	(943,081)

ANNUAL MAINTENANCE CHARGE (NOTE 1)	(7,425)	(4,826)	(13,399)	(7,876)	(8,177)	(4,242)	(6,853)	(32,049)	(9,139)

SURRENDER CHARGES (NOTE 1)	(1,644)	(4,184)	(3,120)	(4,255)	(1,999)	(652)	-	(5,962)	-

MORTALITY GUARANTEE ADJUSTMENT	-	-	-	-	(1,421)	-	-	-	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNERS’ TRANSACTIONS	2,127,360	(858,895)	(1,620,945)	4,136,843	1,345,839	(689,672)	(732,532)	764,506	(926,190)

TOTAL INCREASE (DECREASE) IN NET ASSETS	548,168	(6,024,306)	(6,835,280)	4,208,106	(4,737,523)	(4,446,896)	(8,458,048)	(5,482,532)	(11,028,568)

NET ASSETS:

BEGINNING OF PERIOD	2,936,882	15,759,746	18,864,742	2,402,593	12,494,002	9,823,452	21,181,287	16,176,323	24,536,908

END OF PERIOD	$3,485,050	$9,735,440	$12,029,462	$6,610,699	$7,756,479	$5,376,556	$12,723,239	$10,693,791	$13,508,340

See accompanying notes to the financial statements.

2008 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS

DECEMBER 31, 2008

	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE
	LARGE CO. GROWTH	LARGE CO. VALUE	SMALL CO. GROWTH	SMALL CO. VALUE	VIT 2010	VIT 2010	VIT 2010	VIT 2015	VIT 2025
	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	AGGRESSIVE	CONSERVATIVE	MODERATE	MODERATE	MODERATE
	INVESTMENT	INVESTMENT	INVESTMENT	INVESTMENT	FUND	FUND	FUND	FUND	FUND

OPERATIONS

NET INVESTMENT INCOME	$-	$410,635	$-	$35,632	$37,195	$37,370	$80,295	$263,159	$227,506

CAPITAL GAIN DISTRIBUTION	242,093	823	121,005	610	30,741	24,203	46,455	178,185	178,955

NET REALIZED GAIN (LOSS) ON INVESTMENTS	(3,555)	(802,861)	(3,650)	(191,433)	(371,152)	(279,272)	(731,683)	(129,158)	(36,968)

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(8,838,151)	(13,359,198)	(1,508,504)	(1,236,817)	(3,404)	(6,630)	(25,350)	(2,769,373)	(3,169,872)

MORTALITY AND EXPENSE

RISK CHARGE (NOTE 1)	(192,322)	(310,448)	(34,033)	(42,727)	(10,119)	(13,374)	(26,087)	(110,230)	(97,100)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(8,791,935)	(14,061,049)	(1,425,182)	(1,434,735)	(316,739)	(237,703)	(656,370)	(2,567,417)	(2,897,479)

CONTRACT OWNERS’ TRANSACTIONS

GROSS STIPULATED PAYMENTS RECEIVED	2,242,772	3,630,335	282,652	501,970	226,636	263,123	464,759	3,206,898	4,189,411

SALES AND ADMINISTRATIVE EXPENSES (NOTE 1)	(291)	(518)	(32)	(125)	-	(7)	(130)	(177)	(2,296)

NET CONSIDERATION RECEIVED ON ANNUITY CONTRACTS	2,242,481	3,629,817	282,620	501,845	226,636	263,116	464,629	3,206,721	4,187,115

NET TRANSFER FROM (TO) FIXED ACCUMULATION ACCOUNT	(389,807)	(493,543)	(107,458)	(229,198)	(132,688)	(24,327)	(202,496)	527,905	556,274

TRANSFERS FROM (TO) OTHER DIVISIONS	(138,797)	(49,269)	(74,774)	(264,002)	(798,402)	(997,715)	(1,824,015)	4,559,688	510,995

PAYMENTS TO CONTRACT OWNERS	(724,429)	(1,482,672)	(142,507)	(252,583)	(11,866)	(24,281)	(127,969)	(402,519)	(96,239)

ANNUAL MAINTENANCE CHARGE (NOTE 1)	(30,528)	(19,748)	(1,004)	(1,946)	(1,559)	(1,400)	(2,019)	(10,850)	(21,917)

SURRENDER CHARGES (NOTE 1)	(8,572)	(9,795)	(770)	(976)	(149)	(879)	(973)	(11,914)	(3,564)

MORTALITY GUARANTEE ADJUSTMENT	-	-	-	(630)	-	-	-	-	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNERS’ TRANSACTIONS	950,348	1,574,790	(43,893)	(247,490)	(718,028)	(785,486)	(1,692,843)	7,869,031	5,132,664

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,841,587)	(12,486,259)	(1,469,075)	(1,682,225)	(1,034,767)	(1,023,189)	(2,349,213)	5,301,614	2,235,185

NET ASSETS:

BEGINNING OF PERIOD	20,209,885	32,590,114	3,633,486	4,556,977	1,034,767	1,023,189	2,349,213	8,137,963	6,600,942

END OF PERIOD	$12,368,298	$20,103,855	$2,164,411	$2,874,752	-	-	-	$13,439,577	$8,836,127

See accompanying notes to the financial statements.

2008 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS

DECEMBER 31, 2008

	WILSHIRE	WILSHIRE				WILSHIRE VIT	WILSHIRE VIT	WILSHIRE VIT	WILSHIRE VIT
	VIT 2035	VIT 2045	WILSHIRE	WILSHIRE	WILSHIRE	INTERNATIONAL	SHORT TERM	SMALL CAP	SOCIALLY
	MODERATE	MODERATE	VIT BALANCED	VIT EQUITY	VIT INCOME	EQUITY	INVESTMENT	GROWTH	RESPONSIBLE
	FUND	FUND	FUND	FUND	FUND	FUND	FUND	FUND	FUND

OPERATIONS

NET INVESTMENT INCOME	$116,671	$59,722	$12,203,994	$1,815,706	$1,324,961	$587,376	$223,373	$-	$842,409

CAPITAL GAIN DISTRIBUTION	110,387	77,817	11,559,488	461,412	572,461	-	2,367	-	3,659,677

NET REALIZED GAIN (LOSS) ON INVESTMENTS	(60,821)	(1,124,956)	(133,809)	(5,613,678)	(292,611)	798,665	(196,902)	(1,172,370)	(97,887)

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(1,803,964)	9,998	(82,041,255)	(100,674,532)	(3,123,365)	(22,267,448)	34,841	(21,340,331)	(34,416,184)

MORTALITY AND EXPENSE RISK CHARGE (NOTE 1)	(50,068)	(20,308)	(2,279,395)	(2,473,421)	(274,107)	(457,514)	(33,488)	(436,004)	(726,737)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,687,795)	(997,727)	(60,690,977)	(106,484,513)	(1,792,661)	(21,338,921)	30,191	(22,948,705)	(30,738,722)

CONTRACT OWNERS’ TRANSACTIONS

GROSS STIPULATED PAYMENTS RECEIVED	2,896,318	1,380,411	7,577,803	9,050,940	2,228,327	3,315,959	250,643	2,710,431	4,091,871

SALES AND ADMINISTRATIVE EXPENSES (NOTE 1)	(226)	(47)	(1,732)	(1,722)	(339)	(403)	(360)	(514)	(738)

NET CONSIDERATION RECEIVED ON ANNUITY CONTRACTS	2,896,092	1,380,364	7,576,071	9,049,218	2,227,988	3,315,556	250,283	2,709,917	4,091,133

NET TRANSFER FROM (TO) FIXED ACCUMULATION ACCOUNT	381,160	2,958	(15,088,379)	(12,725,975)	(1,315,534)	(1,592,502)	436,386	(1,882,107)	(4,489,228)

TRANSFERS FROM (TO) OTHER DIVISIONS	2,036,477	(1,794,835)	(2,278,842)	(4,004,794)	2,798,633	(569,970)	(2,727,653)	(844,128)	(2,168,669)

PAYMENTS TO CONTRACT OWNERS	(94,757)	(114,656)	(14,459,212)	(14,175,295)	(1,826,618)	(2,282,773)	(1,074,826)	(2,235,613)	(3,663,560)

ANNUAL MAINTENANCE CHARGE (NOTE 1)	(27,399)	(17,365)	(116,122)	(147,395)	(30,083)	(30,410)	(4,115)	(19,905)	(49,219)

SURRENDER CHARGES (NOTE 1)	(5,968)	(6,038)	(14,430)	(4,570)	(7,131)	(5,243)	(2,242)	(1,767)	(7,051)

MORTALITY GUARANTEE ADJUSTMENT	-	-	(13,021)	16,876	(928)	-	-	-	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNERS’ TRANSACTIONS	5,185,605	(549,572)	(24,393,935)	(21,991,935)	1,846,327	(1,165,342)	(3,122,167)	(2,273,603)	(6,286,594)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,497,810	(1,547,299)	(85,084,912)	(128,476,448)	53,666	(22,504,263)	(3,091,976)	(25,222,308)	(37,025,316)

NET ASSETS:

BEGINNING OF PERIOD	3,206,872	1,547,299	235,692,276	276,466,303	24,614,241	49,341,657	3,091,976	50,521,792	79,517,966

END OF PERIOD	$6,704,682	-	$150,607,364	$147,989,855	$24,667,907	$26,837,394	-	$25,299,484	$42,492,650

See accompanying notes to the financial statements.

2008 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2007

		ALLIANCE	ALLIANCE
	ALLIANCE	BERNSTEIN	BERNSTEIN				CREDIT SUISSE
	BERNSTEIN	VPS SMALL/MID	VPS SMALL		ARIEL	COHEN & STEERS	U.S. EQUITY	DAVIS	DELAWARE
	VPS LARGE CAP	CAP VALUE	CAP GROWTH	ARIEL	APPRECIATION	VIF REALTY	FLEX I	VALUE	VIP GROWTH
	GROWTH PORTFOLIO	PORTFOLIO	PORTFOLIO	FUND	FUND	FUND, INC.	PORTFOLIO	PORTFOLIO	OPPORTUNITIES

OPERATIONS

NET INVESTMENT INCOME	$-	$5,977	$-	$113,644	$282,624	$35,991	$-	$152,634	$-

CAPITAL GAIN DISTRIBUTION	-	55,898	-	3,138,446	4,983,170	134,986	-	523,903	-

NET REALIZED GAIN (LOSS) ON INVESTMENTS	(88,741)	15,557	9,659	581,559	812,680	36,645	115,996	429,296	46,943

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	3,952,890	(123,810)	8,988	(4,450,666)	(6,818,101)	(1,046,027)	(130,892)	(562,283)	110,792

MORTALITY AND EXPENSE RISK CHARGE (NOTE 1)	(372,245)	(9,910)	(3,051)	(466,673)	(692,712)	(38,992)	(46,661)	(155,278)	(17,897)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,491,904	(56,288)	15,596	(1,083,690)	(1,432,339)	(877,397)	(61,557)	388,272	139,838

CONTRACT OWNERS’ TRANSACTIONS

GROSS STIPULATED PAYMENTS RECEIVED	3,730,157	401,735	124,469	4,351,617	6,481,295	1,503,376	276,135	1,621,599	285,346

SALES AND ADMINISTRATIVE EXPENSES (NOTE 1)	(466)	(8)	(17)	(704)	(883)	(62)	(26)	(97)	(19)

NET CONSIDERATION RECEIVED ON ANNUITY CONTRACTS	3,729,691	401,727	124,452	4,350,913	6,480,412	1,503,314	276,109	1,621,502	285,327

NET TRANSFER FROM (TO) FIXED ACCUMULATION ACCOUNT	(161,189)	259,078	76,837	(356,535)	(861,119)	714,821	(119,681)	339,888	21,352

TRANSFERS FROM (TO) OTHER DIVISIONS	(616,026)	248,943	177,355	(286,956)	(731,972)	735,464	(173,748)	236,267	27,911

PAYMENTS TO CONTRACT OWNERS	(2,190,885)	(25,244)	(13,945)	(2,956,691)	(4,444,089)	(119,612)	(295,726)	(1,107,934)	(31,762)

ANNUAL MAINTENANCE CHARGE (NOTE 1)	(27,492)	(225)	(225)	(15,578)	(32,653)	(875)	(519)	(9,149)	(550)

SURRENDER CHARGES (NOTE 1)	(15,549)	(538)	(86)	(28,261)	(38,681)	(861)	(1,126)	(8,168)	(1,430)

MORTALITY GUARANTEE ADJUSTMENT	-	-	-	-	-	-	-	-	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNERS’ TRANSACTIONS	718,550	883,741	364,388	706,892	371,898	2,832,251	(314,691)	1,072,406	300,848

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,210,454	827,453	379,984	(376,798)	(1,060,441)	1,954,854	(376,248)	1,460,678	440,686

NET ASSETS:

BEGINNING OF PERIOD	28,240,479	296,669	78,364	36,001,178	54,252,282	1,816,917	3,833,857	11,692,769	1,178,415

END OF PERIOD	$32,450,933	$1,124,122	$458,348	$35,624,380	$53,191,841	$3,771,771	$3,457,609	$13,153,447	$1,619,101

See accompanying notes to the financial statements.

2008 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2007

				FIDELITY	FIDELITY		FIDELITY
		DREYFUS	FIDELITY	VIP GROWTH	VIP HIGH	FIDELITY	VIP INVESTMENT	FIDELITY	FIDELITY
	DELAWARE VIP	MIDCAP STOCK	VIP GROWTH	& INCOME	INCOME	VIP INDEX 500	GRADE BOND	VIP MID CAP	VIP OVERSEAS
	TREND SERIES	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO

OPERATIONS

NET INVESTMENT INCOME	$-	$2,842	$174,932	$277,489	$580,628	$2,105,689	$848,901	$255,827	$1,031,146

CAPITAL GAIN DISTRIBUTION	4,826	111,104	34,096	768,081	-	-	-	4,513,664	2,043,568

NET REALIZED GAIN (LOSS) ON INVESTMENTS	10,133	(3,023)	87,867	312,835	(1,559)	417,373	(197,355)	1,390,325	568,876

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	52,938	(97,991)	10,751,508	813,133	(451,580)	643,433	215,454	1,069,641	1,577,967

MORTALITY AND EXPENSE RISK CHARGE (NOTE 1)	(9,630)	(11,772)	(579,627)	(242,726)	(75,899)	(803,001)	(261,558)	(638,458)	(420,305)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	58,267	1,160	10,468,776	1,928,812	51,590	2,363,494	605,442	6,590,999	4,801,252

CONTRACT OWNERS’ TRANSACTIONS

GROSS STIPULATED

PAYMENTS RECEIVED	168,499	134,367	6,029,533	2,488,135	1,178,700	7,949,820	2,956,183	5,199,167	5,572,500

SALES AND ADMINISTRATIVE EXPENSES (NOTE 1)	(8)	(7)	(487)	(237)	(80)	(663)	(362)	(728)	(457)

NET CONSIDERATION RECEIVED ON ANNUITY CONTRACTS	168,491	134,360	6,029,046	2,487,898	1,178,620	7,949,157	2,955,821	5,198,439	5,572,043

NET TRANSFER FROM (TO) FIXED ACCUMULATION ACCOUNT	50,739	(37,149)	371,402	257,471	505,646	584,817	1,204,139	146,531	1,656,759

TRANSFERS FROM (TO) OTHER DIVISIONS	81,873	(4,039)	634,839	218,105	433,173	527,692	198,616	(19,205)	1,839,800

PAYMENTS TO CONTRACT OWNERS	(29,846)	(82,932)	(3,645,010)	(1,458,009)	(349,957)	(4,291,016)	(2,670,540)	(3,839,903)	(2,285,638)

ANNUAL MAINTENANCE CHARGE (NOTE 1)	(350)	(250)	(68,627)	(36,248)	(5,325)	(94,843)	(18,516)	(40,218)	(46,324)

SURRENDER CHARGES (NOTE 1)	(706)	(1,625)	(20,770)	(11,711)	(5,633)	(35,889)	(24,550)	(21,040)	(18,771)

MORTALITY GUARANTEE ADJUSTMENT	-	-	-	-	-	-	-	-	(44)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNERS’ TRANSACTIONS	270,201	8,365	3,300,880	1,457,506	1,756,524	4,639,918	1,644,970	1,424,604	6,717,825

TOTAL INCREASE (DECREASE) IN NET ASSETS	328,468	9,525	13,769,656	3,386,318	1,808,114	7,003,412	2,250,412	8,015,603	11,519,077

NET ASSETS:

BEGINNING OF PERIOD	628,750	925,177	40,681,206	18,040,574	5,282,044	60,678,398	20,434,646	46,799,282	28,518,659

END OF PERIOD	$957,218	$934,702	$54,450,862	$21,426,892	$7,090,158	$67,681,810	$22,685,058	$54,814,885	$40,037,736

See accompanying notes to the financial statements.

2008 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2007

			LORD ABBETT			RAINIER	ROYCE
	GOLDMAN SACHS	J.P. MORGAN	SERIES FUND	NEUBERGER		SMALL/MID	CAPITAL		T. ROWE PRICE
	VIT STRUCTURED	INSURANCE TRUST	GROWTH	BERMAN	PUTNAM	CAP	FUND	T. ROWE PRICE	SMALL-CAP
	SMALL CAP	U.S. EQUITY	OPPORTUNITIES	GENESIS	VT VISTA	EQUITY	SMALL-CAP	EQUITY INCOME	STOCK FUND
	EQUITY FUND	PORTFOLIO	PORTFOLIO	FUND	FUND	PORTFOLIO	PORTFOLIO	PORTFOLIO VIP II	ADVISOR CLASS

OPERATIONS

NET INVESTMENT INCOME	$7,535	$235,764	$-	$76,027	$-	$-	$3,431	$33,275	$-

CAPITAL GAIN DISTRIBUTION	195,357	-	161,339	5,532,336	-	2,924,425	298,467	156,309	1,471,889

NET REALIZED GAIN (LOSS) ON INVESTMENTS	1,372	229,204	39,190	856,978	285,925	668,186	81,083	23,672	399,374

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(532,102)	(96,006)	150,435	140,143	(9,848)	732,846	(611,457)	(232,311)	(2,157,484)

MORTALITY AND EXPENSE RISK CHARGE (NOTE 1)	(22,529)	(267,386)	(22,052)	(419,442)	(90,850)	(289,857)	(75,055)	(22,635)	(209,062)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(350,367)	101,576	328,912	6,186,042	185,227	4,035,600	(303,531)	(41,690)	(495,283)

CONTRACT OWNERS’ TRANSACTIONS

GROSS STIPULATED PAYMENTS RECEIVED	416,757	2,316,093	204,137	3,963,170	727,785	2,824,542	1,335,566	993,746	1,316,255

SALES AND ADMINISTRATIVE EXPENSES (NOTE 1)	(18)	(271)	(33)	(325)	(50)	(231)	(127)	(15)	(217)

NET CONSIDERATION RECEIVED ON ANNUITY CONTRACTS	416,739	2,315,822	204,104	3,962,845	727,735	2,824,311	1,335,439	993,731	1,316,038

NET TRANSFER FROM (TO) FIXED ACCUMULATION ACCOUNT	130,541	(407,781)	(32,719)	(52,268)	37,219	352,071	437,556	787,383	(410,709)

TRANSFERS FROM (TO) OTHER DIVISIONS	(19,990)	(376,943)	(48,292)	34,633	(155,018)	884,526	342,409	796,409	(301,173)

PAYMENTS TO CONTRACT OWNERS	(100,230)	(1,557,149)	(123,444)	(2,219,351)	(680,429)	(1,527,568)	(286,746)	(186,607)	(1,176,691)

ANNUAL MAINTENANCE CHARGE (NOTE 1)	(150)	(31,393)	(755)	(21,769)	(2,199)	(26,582)	(2,016)	(966)	(5,856)

SURRENDER CHARGES (NOTE 1)	(3,422)	(13,731)	(2,967)	(17,491)	(3,809)	(9,615)	(4,359)	(841)	(4,255)

MORTALITY GUARANTEE ADJUSTMENT	-	-	-	-	-	-	-	-	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNERS’ TRANSACTIONS	423,488	(71,175)	(4,073)	1,686,599	(76,501)	2,497,143	1,822,283	2,389,109	(582,646)

TOTAL INCREASE (DECREASE) IN NET ASSETS	73,121	30,401	324,839	7,872,641	108,726	6,532,743	1,518,752	2,347,419	(1,077,929)

NET ASSETS:

BEGINNING OF PERIOD	1,702,618	21,216,057	1,638,244	30,348,198	7,177,824	19,752,842	5,050,249	589,463	16,837,675

END OF PERIOD	$1,775,739	$21,246,458	$1,963,083	$38,220,839	$7,286,550	$26,285,585	$6,569,001	$2,936,882	$15,759,746

See accompanying notes to the financial statements.

2008 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS

DECEMBER 31, 2007

	T. ROWE	T. ROWE			DOW JONES	DOW JONES	WILSHIRE	WILSHIRE	WILSHIRE
	PRICE	PRICE	WELLS FARGO	WELLS FARGO	WILSHIRE 5000	WILSHIRE 5000	LARGE CO.	LARGE CO.	LARGE CO.
	SMALL-CAP	PRIME	ADVANTAGE VT	ADVANTAGE VT	INDEX	INDEX	GROWTH	GROWTH	VALUE
	VALUE FUND	RESERVES	DISCOVERY	OPPORTUNITY	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO
	ADVISOR CLASS	PORTFOLIO	FUND	FUND	INSTITUTIONAL	INVESTMENT	INSTITUTIONAL	INVESTMENT	INVESTMENT

OPERATIONS

NET INVESTMENT INCOME	$78,896	$82,161	$-	$62,552	$356,415	$223,790	$-	$-	$325,554

CAPITAL GAIN DISTRIBUTION	2,264,788	-	-	1,465,848	-	-	3,945,236	3,309,923	7,037,710

NET REALIZED GAIN (LOSS) ON INVESTMENTS	1,065,735	-	253,837	182,233	185,007	296,905	(260,875)	180,370	240,766

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(3,398,040)	-	1,908,990	(1,042,236)	525,362	148,133	(718)	(738,694)	(8,344,318)

MORTALITY AND EXPENSE RISK CHARGE (NOTE 1)	(253,802)	(20,563)	(136,543)	(127,939)	(271,584)	(186,683)	(296,557)	(223,424)	(400,535)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(242,423)	61,598	2,026,284	540,458	795,200	482,145	3,387,086	2,528,175	(1,140,823)

CONTRACT OWNERS’ TRANSACTIONS

GROSS STIPULATED PAYMENTS RECEIVED	1,466,776	595,513	1,242,988	678,466	1,365,418	2,173,376	1,653,804	2,788,153	4,526,019

SALES AND ADMINISTRATIVE EXPENSES (NOTE 1)	(262)	(1)	(92)	(101)	(196)	(232)	(539)	(259)	(594)

NET CONSIDERATION RECEIVED ON ANNUITY CONTRACTS	1,466,514	595,512	1,242,896	678,365	1,365,222	2,173,144	1,653,265	2,787,894	4,525,425

NET TRANSFER FROM (TO) FIXED ACCUMULATION ACCOUNT	(531,286)	1,740,856	64,536	(260,116)	(668,800)	358,532	(804,656)	(12,022)	688,353

TRANSFERS FROM (TO) OTHER DIVISIONS	(698,484)	1,396,263	396,089	(302,366)	206,406	(23,489)	(366,955)	(206,359)	316,429

PAYMENTS TO CONTRACT OWNERS	(1,772,133)	(2,369,926)	(861,055)	(900,769)	(1,904,873)	(1,003,799)	(2,179,891)	(1,114,753)	(2,518,989)

ANNUAL MAINTENANCE CHARGE (NOTE 1)	(14,105)	(1,325)	(7,795)	(5,212)	(6,953)	(31,267)	(7,033)	(27,599)	(37,588)

SURRENDER CHARGES (NOTE 1)	(6,014)	(565)	(1,355)	(2,218)	-	(10,061)	-	(14,529)	(17,717)

MORTALITY GUARANTEE ADJUSTMENT	-	-	109	-	-	-	-	-	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNERS’ TRANSACTIONS	(1,555,508)	1,360,815	833,425	(792,316)	(1,008,998)	1,463,060	(1,705,270)	1,412,632	2,955,913

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,797,931)	1,422,413	2,859,709	(251,858)	(213,798)	1,945,205	1,681,816	3,940,807	1,815,090

NET ASSETS:

BEGINNING OF PERIOD	20,662,673	980,180	9,634,293	10,075,310	21,395,085	14,231,118	22,855,092	16,269,078	30,775,024

END OF PERIOD	$18,864,742	$2,402,593	$12,494,002	$9,823,452	$21,181,287	$16,176,323	$24,536,908	$20,209,885	$32,590,114

See accompanying notes to the financial statements.

2008 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS

DECEMBER 31, 2007

	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE
	SMALL CO. GROWTH	SMALL CO. VALUE	VIT 2010	VIT 2010	VIT 2010	VIT 2015	VIT 2025	VIT 2035	VIT 2045
	PORTFOLIO	PORTFOLIO	AGGRESSIVE	CONSERVATIVE	MODERATE	MODERATE	MODERATE	MODERATE	MODERATE
	INVESTMENT	INVESTMENT	FUND	FUND	FUND	FUND	FUND	FUND	FUND

OPERATIONS

NET INVESTMENT INCOME	$-	$28,566	$374	$11,345	$4,329	$35,415	$19,823	$1,120	$-

CAPITAL GAIN DISTRIBUTION	389,281	395,611	2,694	1,967	1,693	25,262	16,195	3,770	3,916

NET REALIZED GAIN (LOSS) ON INVESTMENTS	165,158	63,806	8,474	20,857	9,430	54,814	21,709	16,702	9,525

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(256,494)	(666,714)	(2,575)	(3,760)	17,540	(2,179)	15,844	(6,866)	(18,395)

MORTALITY AND EXPENSE RISK CHARGE (NOTE 1)	(44,918)	(58,980)	(6,422)	(10,705)	(15,950)	(59,124)	(41,984)	(18,406)	(10,312)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	253,027	(237,711)	2,545	19,704	17,042	54,188	31,587	(3,680)	(15,266)

CONTRACT OWNERS’ TRANSACTIONS

GROSS STIPULATED PAYMENTS RECEIVED	335,991	547,749	303,056	342,818	659,132	2,940,274	3,482,384	2,130,845	1,045,147

SALES AND ADMINISTRATIVE EXPENSES (NOTE 1)	(45)	(109)	-	(7)	(82)	(97)	(988)	(91)	(34)

NET CONSIDERATION RECEIVED ON ANNUITY CONTRACTS	335,946	547,640	303,056	342,811	659,050	2,940,177	3,481,396	2,130,754	1,045,113

NET TRANSFER FROM (TO) FIXED ACCUMULATION ACCOUNT	(124,552)	42,550	420,336	402,865	961,174	1,992,529	1,061,811	535,580	148,092

TRANSFERS FROM (TO) OTHER DIVISIONS	(64,183)	10,209	192,092	109,386	518,252	1,734,241	795,192	271,693	114,714

PAYMENTS TO CONTRACT OWNERS	(335,391)	(343,455)	(35,577)	(303,697)	(108,797)	(506,939)	(130,672)	(41,629)	(29,436)

ANNUAL MAINTENANCE CHARGE (NOTE 1)	(918)	(2,530)	(800)	(475)	(800)	(2,925)	(6,400)	(6,550)	(3,825)

SURRENDER CHARGES (NOTE 1)	(1,356)	(628)	(1,428)	(13)	(1,370)	(8,354)	(3,775)	(3,178)	(977)

MORTALITY GUARANTEE ADJUSTMENT	-	74	-	-	-	-	-	-	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNERS’ TRANSACTIONS	(190,454)	253,860	877,679	550,877	2,027,509	6,148,729	5,197,552	2,886,670	1,273,681

TOTAL INCREASE (DECREASE) IN NET ASSETS	62,573	16,149	880,224	570,581	2,044,551	6,202,917	5,229,139	2,882,990	1,258,415

NET ASSETS:

BEGINNING OF PERIOD	3,570,913	4,540,828	154,543	452,608	304,662	1,935,046	1,371,803	323,882	288,884

END OF PERIOD	$3,633,486	$4,556,977	$1,034,767	$1,023,189	$2,349,213	$8,137,963	$6,600,942	$3,206,872	$1,547,299

See accompanying notes to the financial statements.

2008 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS

DECEMBER 31, 2007

	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE VIT	WILSHIRE VIT	WILSHIRE VIT	WILSHIRE VIT
	VIT BALANCED	VIT EQUITY	VIT INCOME	INTERNATIONAL	SHORT TERM	SMALL CAP	SOCIALLY
	FUND	FUND	FUND	EQUITY FUND	INVESTMENT FUND	GROWTH FUND	RESPONSIBLE FUND

OPERATIONS

NET INVESTMENT INCOME	$-	$1,616,819	$1,064,822	$434,508	$106,516	$-	$963,484

CAPITAL GAIN DISTRIBUTION	-	29,295,772	34,952	2,552,535	-	-	4,784,565

NET REALIZED GAIN (LOSS) ON INVESTMENTS	3,076,527	3,632,777	(1,810)	1,271,265	61,177	(447,151)	1,707,614

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	4,672,214	(27,321,228)	(94,918)	(215,270)	(23,245)	7,043,716	(9,456,794)

MORTALITY AND EXPENSE RISK CHARGE (NOTE 1)	(3,074,135)	(3,577,735)	(295,029)	(609,032)	(37,220)	(633,603)	(1,080,749)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,674,606	3,646,405	708,017	3,434,006	107,228	5,962,962	(3,081,880)

CONTRACT OWNERS’ TRANSACTIONS

GROSS STIPULATED PAYMENTS RECEIVED	9,810,428	11,525,082	2,334,124	3,944,868	373,443	3,136,575	5,428,421

SALES AND ADMINISTRATIVE EXPENSES (NOTE 1)	(1,985)	(2,106)	(403)	(488)	(188)	(646)	(796)

NET CONSIDERATION RECEIVED ON ANNUITY CONTRACTS	9,808,443	11,522,976	2,333,721	3,944,380	373,255	3,135,929	5,427,625

NET TRANSFER FROM (TO) FIXED ACCUMULATION ACCOUNT	(4,999,650)	(7,130,956)	(54,177)	(550,968)	646,281	(1,507,894)	(1,690,708)

TRANSFERS FROM (TO) OTHER DIVISIONS	(2,625,890)	(4,799,488)	(5,233)	208,250	355,421	(1,114,589)	(1,102,254)

PAYMENTS TO CONTRACT OWNERS	(23,394,375)	(26,361,249)	(2,665,348)	(3,798,779)	(1,399,304)	(4,470,071)	(6,255,532)

ANNUAL MAINTENANCE CHARGE (NOTE 1)	(84,673)	(177,113)	(17,471)	(42,313)	(2,203)	(28,039)	(80,666)

SURRENDER CHARGES (NOTE 1)	(15,255)	(10,597)	(8,604)	(5,131)	(1,975)	(2,646)	(6,030)

MORTALITY GUARANTEE ADJUSTMENT	5,072	(40,718)	(2,365)	-	-	-	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNERS’ TRANSACTIONS	(21,306,328)	(26,997,145)	(419,477)	(244,561)	(28,525)	(3,987,310)	(3,707,565)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(16,631,722)	(23,350,740)	288,540	3,189,445	78,703	1,975,652	(6,789,445)

NET ASSETS:

BEGINNING OF PERIOD	252,323,998	299,817,043	24,325,701	46,152,212	3,013,273	48,546,140	86,307,411

END OF PERIOD	$235,692,276	$276,466,303	$24,614,241	$49,341,657	$3,091,976	$50,521,792	$79,517,966

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY	2008 ANNUAL REPORT
SEPARATE ACCOUNT

Notes to the Financial Statements

December 31, 2008 and 2007

1. NATURE OF SEPARATE ACCOUNT – Horace Mann Life Insurance Company — Separate Account (“the Separate Account”), a unit investment trust registered under the Investment Company Act of 1940, was established by Horace Mann Life Insurance Company (HMLIC) to fund variable annuity contracts. All assets are invested in shares of AllianceBernstein VPS Large Cap Growth Portfolio, AllianceBernstein VPS Small/Mid Cap Value Portfolio, AllianceBernstein VPS Small Cap Growth Portfolio, Ariel Fund, Ariel Appreciation Fund, Credit Suisse U.S. Equity Flex I Portfolio, Davis Value Portfolio, Delaware VIP Growth Opportunities Service Class, Delaware VIP REIT Series, Delaware VIP Trend Series, Dreyfus Midcap Stock Portfolio, Dreyfus Small Cap Stock Index Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP Growth & Income Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Index 500 Portfolio, Fidelity VIP Investment Grade Bond Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Overseas Portfolio, Goldman Sachs VIT Structured Small Cap Equity Fund, J.P. Morgan Insurance Trust U.S. Equity Portfolio, Lord Abbett Series Fund Growth Opportunities Portfolio, Neuberger Berman Genesis Fund, Putnam VT Vista Fund, Rainier Small/Mid Cap Equity Portfolio, Royce Capital Fund Small-Cap Portfolio, T. Rowe Price Equity Income Portfolio VIP II, T. Rowe Price Small-Cap Stock Fund Advisor Class, T. Rowe Price Small-Cap Value Fund Advisor Class, T. Rowe Price VIP Prime Reserves Portfolio, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Opportunity Fund (formerly Strong Opportunity Fund), Dow Jones Wilshire 5000 Index Portfolio-Institutional, Dow Jones Wilshire 5000 Index Portfolio Investment, Wilshire Large Co. Growth Portfolio-Institutional, Wilshire Large Co. Growth Portfolio-Investment, Wilshire Large Co. Value Portfolio-Investment, Wilshire Small Co. Growth Portfolio-Investment, Wilshire Small Co. Value Portfolio-Investment, Wilshire VIT 2015 Moderate Fund, Wilshire VIT 2025 Moderate Fund, Wilshire VIT 2035 Moderate Fund, Wilshire VIT Balanced Fund, Wilshire VIT Equity Fund, Wilshire VIT Income Fund, Wilshire VIT International Equity Fund, Wilshire VIT Small Cap Growth Fund, and Wilshire VIT Socially Responsible Fund. The funds collectively are referred to as “Funds.”

Effective April 30, 2008 Cohen & Steers VIF Realty Fund, Inc. was closed and assets were transferred to T. Rowe VIP Prime Reserves Portfolio. Effective December 19, 2008 the Wilshire VIT 2010 Aggressive Fund, Wilshire VIT 2010 Conservative Fund, and Wilshire VIT 2010 Moderate Fund were closed and assets were transferred into the Wilshire VIT 2015 Moderate Fund. The Wilshire VIT 2045 Moderate Fund was closed and assets were transferred to the Wilshire VIT 2035 Moderate Fund. Wilshire VIT Short-Term Investment Fund was closed and assets were transferred to Wilshire VIT Income Fund.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from HMLIC’s other assets and liabilities. The portion of the Separate Accounts assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business HMLIC may conduct.

2. SIGNIFICANT ACCOUNTING POLICIES – Effective January 1, 2008, the Separate Account adopted SFAS No. 157, “Fair Value Measurements”, which provides a framework for measuring fair value in accordance with GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. SFAS No. 157 also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Adoption of SFAS No. 157 had no financial impact on the company.

The carrying amount of the assets approximate fair value. The fair value of the financial assets were measured using the accumulated unit value method (Level 2 inputs - inputs that are observable or can be corroborated by observable market data for the assets). Transactions are recorded on a trade date basis. Income from dividends, and gains from realized gain distributions, are recorded on the ex-distribution date.

The Investment income of the Separate Account is included in the tax return of HMLIC; however, no tax accrues on income attributable to tax-deferred annuities which comprise the majority of the Account contracts. Income attributable to non tax-deferred annuities is not significant.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

3. EXPENSES AND RELATED PARTY TRANSACTIONS – Certain specified amounts, as described in the annuity contracts, are paid to HMLIC to cover death benefits, surrender charges, and maintenance charges.

For assuming mortality and expense risk, HMLIC applies an asset charge to the Separate Account. The fee for mortality and expense risk may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk; these may vary from time to time); however, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis.

An annual contract maintenance charge of $25 is deducted from each contract unless the contract value equals or exceeds $10,000 to reimburse HMLIC for expenses incurred in administering the contract. The contract maintenance charge is assessed on the contract anniversary date. This charge may be reduced or eliminated on certain individual contracts and on some group plans. The annual maintenance charge is paid through a redemption of units and is deducted from the subaccount containing the greatest dollar amount or from the fixed portion of the contract when none of the variable subaccount(s) have any value. Charges for the annual maintenance charge cease on the maturity date. No annual maintenance charge is taken, in whole or in part, in the event of a complete surrender unless the surrender occurs on the contract anniversary date.

In certain circumstances in the event of a contract being surrendered or withdrawn from the subaccount, surrender charges are assessed by HMLIC and withheld from the proceeds of the withdrawals on the basis of the amount surrendered or withdrawn from the subaccount(s).

HMLIC contributed $281,070 and $390,424 in the form of bonus credits to the contract owner accounts for the year ended December 31, 2008 and 2007, respectively. These amounts are included in gross stipulated payments received on annuity contracts and are credited at the time the related purchase payment from the contract owner is received.

For the Year Ended December 31, 2008

4. PURCHASE AND SALES OF SEPARATE ACCOUNT FUND SHARES – During the year ended December 31, 2008 purchases and proceeds from sales of fund shares were as follows:

ACCOUNT DIVISION
	ALLIANCE	ALLIANCE
	BERNSTEIN	BERNSTEIN	ALLIANCE				CREDIT
	VPS LARGE	VPS SMALL/MID	BERNSTEIN				SUISSE		DELAWARE
	CAP	CAP	VPS SMALL		ARIEL	COHEN & STEERS	U.S. EQUITY	DAVIS	VIP GROWTH
	GROWTH	VALUE	CAP GROWTH	ARIEL	APPRECIATION	VIF REALTY	FLEX I	VALUE	OPPORTUNITIES
	PORTFOLIO	PORTFOLIO	PORTFOLIO	FUND	FUND	FUND, INC.	PORTFOLIO	PORTFOLIO	SERVICE CLASS

Purchases	$5,631,233	$458,230	$874,106	$5,834,402	$10,939,143	$791,353	$275,478	$3,777,911	$651,259

Sales	$5,250,380	$122,446	$337,735	$6,462,680	$9,883,450	$5,522,344	$448,218	$1,806,735	$343,806

HORACE MANN LIFE INSURANCE COMPANY	2008 ANNUAL REPORT
SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2008 and 2007

4. PURCHASE AND SALES OF SEPARATE ACCOUNT FUND SHARES

			DREYFUS	DREYFUS
			MIDCAP STOCK	SMALL		FIDELITY	FIDELITY
		DELAWARE VIP	PORTFOLIO	CAP STOCK	FIDELITY	VIP GROWTH &	VIP HIGH	FIDELITY	FIDELITY VIP
	DELAWARE VIP	TREND SERIES	SERVICE	INDEX	VIP GROWTH	INCOME	INCOME	VIP INDEX 500	INVESTMENT GRADE
	REIT SERIES	SERVICE CLASS	CLASS	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	BOND PORTFOLIO

Purchases	$542,125	$473,208	$282,050	$79,653	$12,162,600	$6,786,639	$2,202,729	$13,206,249	$6,348,197

Sales	$36,104	$183,179	$178,033	$10,561	$7,810,149	$3,218,272	$1,918,562	$10,146,397	$6,364,407

			GOLDMAN		LORD
			SACHS VIT		ABBETT
			STRUCTURED	J.P. MORGAN	SERIES FUND	NEUBERGER		RAINIER	ROYCE CAPITAL
	FIDELITY	FIDELITY	SMALL CAP	INSURANCE TRUST	GROWTH	BERMAN	PUTNAM	SMALL/MID CAP	FUND
	VIP MID CAP	VIP OVERSEAS	EQUITY	U.S. EQUITY	OPPORTUNITIES	GENESIS	VT VISTA	EQUITY	SMALL-CAP
	PORTFOLIO	PORTFOLIO	FUND	PORTFOLIO	PORTFOLIO	FUND	FUND	PORTFOLIO	PORTFOLIO

Purchases	$17,364,252	$17,195,963	$565,280	$2,659,838	$261,089	$10,494,641	$1,074,537	$5,315,009	$3,410,697

Sales	$7,921,127	$5,784,181	$549,997	$2,572,517	$244,823	$5,804,732	$1,032,202	$3,284,356	$1,532,321

		T. ROWE PRICE	T. ROWE PRICE	T. ROWE PRICE	WELLS FARGO	WELLS FARGO	DOW JONES	DOW JONES	WILSHIRE
	T. ROWE PRICE	SMALL-CAP	SMALL-CAP	VIP PRIME	ADVANTAGE VT	ADVANTAGE VT	WILSHIRE 5000 INDEX	WILSHIRE 5000 INDEX	LARGE CO. GROWTH
	EQUITY INCOME	STOCK FUND	VALUE FUND	RESERVE	DISCOVERY	OPPORTUNITY	PORTFOLIO	PORTFOLIO	PORTFOLIO
	PORTFOLIO VIP II	ADVISOR CLASS	ADVISOR CLASS	PORTFOLIO	FUND	FUND	INSTITUTIONAL	INVESTMENT	INSTITUTIONAL

Purchases	$2,937,275	$1,637,693	$2,265,576	$10,409,096	$3,275,422	$2,618,759	$2,359,754	$3,016,188	$2,149,317

Sales	$783,161	$2,165,200	$2,682,150	$6,200,990	$1,865,007	$1,538,347	$3,090,096	$2,096,483	$3,869,799

	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE
	LARGE CO. GROWTH	LARGE CO. VALUE	SMALL CO. GROWTH	SMALL CO. VALUE	VIT 2010	VIT 2010	VIT 2010	VIT 2015	VIT 2025
	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	AGGRESSIVE	CONSERVATIVE	MODERATE	MODERATE	MODERATE
	INVESTMENT	INVESTMENT	INVESTMENT	INVESTMENT	FUND	FUND	FUND	FUND	FUND

Purchases	$3,353,136	$6,414,536	$459,008	$785,594	$364,798	$612,533	$1,034,737	$10,387,120	$6,220,036

Sales	$2,356,573	$5,541,597	$419,579	$1,231,001	$1,396,161	$1,629,093	$3,358,600	$2,316,132	$814,979

	WILSHIRE	WILSHIRE					WILSHIRE VIT		WILSHIRE VIT
	VIT 2035	VIT 2045	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE VIT	SHORT-TERM	WILSHIRE VIT	SOCIALLY
	MODERATE	MODERATE	VIT BALANCED	VIT EQUITY	VIT INCOME	INTERNATIONAL	INVESTMENT	SMALL CAP	RESPONSIBLE
	FUND	FUND	FUND	FUND	FUND	EQUITY FUND	FUND	GROWTH FUND	FUND

Purchases	$5,692,619	$1,665,413	$33,777,058	$13,446,621	$8,718,800	$5,557,498	$1,993,417	$3,277,761	$9,903,171

Sales	$390,845	$3,222,711	$36,820,715	$41,248,537	$5,541,768	$5,794,313	$5,120,241	$7,159,739	$12,512,302

5. CHANGE IN CONTRACT OWNERS’ ACCOUNT UNITS

ACCOUNT DIVISION
	ALLIANCE
	BERNSTEIN	ALLIANCE	ALLIANCE				CREDIT SUISSE		DELAWARE
	VPS LARGE CAP	BERNSTEIN	BERNSTEIN		ARIEL	COHEN & STEERS	U.S. EQUITY	DAVIS	VIP GROWTH
	GROWTH	VPS SMALL/MID CAP	VPS SMALL CAP	ARIEL	APPRECIATION	VIF REALTY	FLEX I	VALUE	OPPORTUNITIES
	PORTFOLIO	VALUE PORTFOLIO	GROWTH PORTFOLIO	FUND	FUND	FUND, INC.	PORTFOLIO	PORTFOLIO	SERVICE CLASS

Account units outstanding at 01/01/2007	1,097,550	15,417	5,910	608,764	1,013,931	114,737	206,652	824,648	65,145
Consideration received	137,069	19,458	8,568	70,262	116,699	99,408	14,511	110,692	14,430
Net transfers	(28,689)	24,601	17,263	(10,298)	(28,713)	93,358	(15,286)	38,968	2,519
Payments to contract owners	(82,168)	(1,251)	(987)	(48,269)	(81,227)	(8,164)	(15,598)	(76,852)	(1,717)

Account units outstanding at 12/31/2007	1,123,762	58,225	30,754	620,459	1,020,690	299,339	190,279	897,456	80,377
Consideration received	153,040	20,008	17,752	81,762	120,729	29,100	15,947	138,940	14,576
Net transfers	(45,510)	13,019	14,304	(38,116)	(91,587)	(324,806)	(16,274)	58,861	729
Payments to contract owners	(61,073)	(3,317)	(949)	(38,954)	(60,298)	(3,633)	(9,195)	(70,167)	(3,788)
Account units outstanding

at 12/31/2008	1,170,219	87,935	61,861	625,151	989,534	-	180,757	1,025,090	91,894

HORACE MANN LIFE INSURANCE COMPANY	2008 ANNUAL REPORT
SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2008 and 2007

5. CHANGE IN CONTRACT OWNERS’ ACCOUNT UNITS

ACCOUNT DIVISION
		DELAWARE		DREYFUS		FIDELITY	FIDELITY		FIDELITY
	DELAWARE	VIP TREND	DREYFUS	SMALL CAP	FIDELITY	VIP GROWTH	VIP HIGH	FIDELITY	VIP INVESTMENT
	VIP REIT	SERIES	MIDCAP STOCK	STOCK INDEX	VIP GROWTH	& INCOME	INCOME	VIP INDEX 500	GRADE BOND
	SERIES	SERVICE CLASS	PORTFOLIO SERVICE	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO

Account units outstanding at 01/01/2007	-	18,746	45,145	-	1,145,122	1,069,015	489,090	378,781	1,269,944
Consideration received	-	4,605	6,259	-	151,527	138,804	107,788	47,639	182,359
Net transfers	-	3,704	(1,862)	-	22,169	25,338	85,089	6,862	86,159
Payments to contract owners	-	(905)	(4,008)	-	(94,349)	(84,008)	(32,761)	(26,652)	(167,317)

Account units outstanding at 12/31/2007	-	26,150	45,534	-	1,224,469	1,149,149	649,206	406,630	1,371,145
Consideration received	111,207	6,688	6,677	10,681	184,499	178,759	96,036	50,239	167,548
Net transfers	(45,132)	626	(2,489)	(4,128)	25,490	2,110	(63,252)	(12,052)	(52,120)
Payments to contract owners	(6,211)	(1,303)	(1,453)	(983)	(72,732)	(64,525)	(34,516)	(21,853)	(137,438)
Account units outstanding

at 12/31/2008	59,864	32,161	48,269	5,570	1,361,726	1,265,493	647,474	422,964	1,349,135

ACCOUNT DIVISION
					LORD ABBETT
			GOLDMAN SACHS	J.P. MORGAN	SERIES FUND	NEUBERGER		RAINIER	ROYCE CAPITAL
	FIDELITY	FIDELITY	VIT STRUCTURED	INSURANCE TRUST	GROWTH	BERMAN	PUTNAM	SMALL/MID CAP	FUND
	VIP MID CAP	VIP OVERSEAS	SMALL CAP	U.S. EQUITY	OPPORTUNITIES	GENESIS	VT VISTA	EQUITY	SMALL-CAP
	PORTFOLIO	PORTFOLIO	EQUITY FUND	PORTFOLIO	PORTFOLIO	FUND	FUND	PORTFOLIO	PORTFOLIO

Account units outstanding at 01/01/2007	1,252,753	1,084,179	97,870	1,392,087	112,517	902,579	459,239	429,530	437,927
Consideration received	127,789	193,892	25,079	147,797	12,750	106,867	44,731	53,989	112,027
Net transfers	3,404	120,069	6,982	(49,637)	(4,907)	(1,172)	(7,137)	22,774	63,792
Payments to contract owners	(95,887)	(81,602)	(6,230)	(101,811)	(7,856)	(61,134)	(42,173)	(29,899)	(24,554)

Account units outstanding at 12/31/2007	1,288,059	1,316,538	123,701	1,388,436	112,504	947,140	454,660	476,394	589,192
Consideration received	142,956	254,211	24,380	160,189	14,557	114,945	46,785	68,249	129,468
Net transfers	(28,582)	98,426	(5,393)	(93,029)	(9,128)	14,925	(21,105)	3,876	37,277
Payments to contract owners	(63,428)	(70,112)	(3,531)	(67,666)	(4,822)	(51,004)	(20,902)	(20,883)	(36,511)
Account units outstanding

at 12/31/2008	1,339,005	1,599,063	139,157	1,387,930	113,111	1,026,006	459,438	527,636	719,426

ACCOUNT DIVISION
		T.ROWE PRICE	T.ROWE PRICE	T.ROWE PRICE	WELLS FARGO	WELLS FARGO	DOW JONES	DOW JONES	WILSHIRE
	T. ROWE PRICE	SMALL-CAP	SMALL-CAP	VIP PRIME	ADVANTAGE VT	ADVANTAGE VT	WILSHIRE 5000 INDEX	WILSHIRE 5000 INDEX	LARGE CO. GROWTH
	EQUITY INCOME	STOCK FUND	VALUE FUND	RESERVES	DISCOVERY	OPPORTUNITY	PORTFOLIO	PORTFOLIO	PORTFOLIO
	PORTFOLIO VIP II	ADVISOR CLASS	ADVISOR CLASS	PORTFOLIO	FUND	FUND	INSTITUTIONAL	INVESTMENT	INSTITUTIONAL

Account units outstanding at 01/01/2007	23,175	393,280	411,647	957,241	598,291	284,629	1,785,898	1,212,494	652,993

Consideration received	37,495	29,945	28,234	572,767	67,787	18,063	109,213	177,974	43,655

Net transfers	59,728	(16,132)	(23,602)	3,014,851	23,872	(14,926)	(36,404)	27,356	(31,325)

Payments to contract owners	(6,983)	(26,912)	(34,578)	(2,280,591)	(47,934)	(24,280)	(153,239)	(86,029)	(57,666)

Account units outstanding at 12/31/2007	113,415	380,181	381,701	2,264,268	642,016	263,486	1,705,468	1,331,795	607,657

Consideration received	53,467	31,898	27,331	524,322	101,331	17,005	111,764	199,743	45,563

Net transfers	51,445	(31,222)	(39,846)	5,493,346	28,145	(19,392)	(56,503)	(60,818)	(42,319)

Payments to contract owners	(4,732)	(23,540)	(23,486)	(2,144,329)	(46,910)	(17,508)	(116,382)	(53,151)	(30,242)

Account units outstanding

at 12/31/2008	213,595	357,317	345,700	6,137,607	724,582	243,591	1,644,347	1,417,569	580,659

HORACE MANN LIFE INSURANCE COMPANY	2008 ANNUAL REPORT
SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2008 and 2007

5. CHANGE IN CONTRACT OWNERS’ ACCOUNT UNITS

ACCOUNT DIVISION
	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE
	LARGE CO. GROWTH	LARGE CO. VALUE	SMALL CO. GROWTH	SMALL CO. VALUE	VIT 2010	VIT 2010	VIT 2010	VIT 2015	VIT 2025
	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	AGGRESSIVE	CONSERVATIVE	MODERATE	MODERATE	MODERATE
	INVESTMENT	INVESTMENT	INVESTMENT	INVESTMENT	FUND	FUND	FUND	FUND	FUND

Account units outstanding at 01/01/2007	476,657	1,010,296	156,600	156,773	14,781	43,658	29,326	185,103	130,407
Consideration received	75,611	145,573	13,968	18,684	28,033	32,623	61,574	271,075	319,273
Net transfers	(5,608)	32,581	(7,691)	1,592	56,460	48,136	138,005	343,887	170,899
Payments to contract owners	(31,489)	(82,939)	(14,098)	(11,766)	(3,513)	(28,467)	(10,309)	(48,673)	(13,094)

Account units outstanding at 12/31/2007	515,171	1,105,511	148,779	165,283	95,761	95,950	218,596	751,392	607,485
Consideration received	72,504	158,087	14,616	22,889	24,152	26,641	48,006	338,952	441,978
Net transfers	(14,830)	(19,691)	(8,742)	(19,436)	(118,245)	(119,829)	(253,610)	614,215	110,239
Payments to contract owners	(23,980)	(63,270)	(6,946)	(10,958)	(1,668)	(2,762)	(12,992)	(44,558)	(13,317)
Account units outstanding

at 12/31/2008	548,865	1,180,637	147,707	157,778	-	-	-	1,660,001	1,146,385

ACCOUNT DIVISION
	WILSHIRE	WILSHIRE					WILSHIRE VIT	WILSHIRE VIT	WILSHIRE VIT
	VIT 2035	VIT 2045	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE VIT	SHORT-TERM	SMALL CAP	SOCIALLY
	MODERATE	MODERATE	VIT BALANCED	VIT EQUITY	VIT INCOME	INTERNATIONAL	INVESTMENT	GROWTH	RESPONSIBLE
	FUND	FUND	FUND	FUND	FUND	EQUITY FUND	FUND	FUND	FUND

Account units outstanding at 01/01/2007	30,894	27,488	11,192,957	11,536,345	1,392,269	2,973,151	263,769	3,626,620	4,202,774
Consideration received	195,339	94,984	425,337	437,033	133,262	239,296	32,152	215,599	257,928
Net transfers	73,443	23,542	(331,034)	(440,504)	(3,398)	(19,402)	85,608	(178,293)	(132,198)
Payments to contract owners	(4,666)	(3,104)	(1,018,436)	(990,163)	(153,169)	(232,857)	(120,158)	(309,217)	(302,119)

Account units outstanding at 12/31/2007	295,010	142,910	10,268,824	10,542,711	1,368,964	2,960,188	261,371	3,354,709	4,026,385
Consideration received	330,164	160,734	391,367	438,477	130,851	258,466	21,102	245,244	259,908
Net transfers	324,872	(285,327)	(872,101)	(773,872)	93,665	(153,346)	(191,448)	(229,961)	(399,730)
Payments to contract owners	(15,417)	(18,317)	(721,337)	(660,229)	(108,736)	(169,561)	(91,025)	(197,124)	(233,807)
Account units outstanding

at 12/31/2008	934,629	-	9,066,753	9,547,087	1,484,744	2,895,747	-	3,172,868	3,652,756

HORACE MANN LIFE INSURANCE COMPANY	2008 ANNUAL REPORT
SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2008 and 2007

6.	FINANCIAL HIGHLIGHTS

For the Year Ended December 31, 2008

				Expense as a	Investment
			Net	% of Average	Income	Total
Account Division	Units	Value	Assets	Net Assets *	Ratio ***	Return **

AllianceBernstein VPS Large Cap Growth Portfolio	1,170,219	17.15 to 19.01	20,099,299	0.00% to 1.65%	0.00%	(39.82)% to (40.74)%
AllianceBernstein VPS Small/Mid Cap Value Portfolio	87,935	12.10 to 12.34	1,078,565	0.95% to 1.65%	0.44%	(36.33)% to (36.72)%
AllianceBernstein VPS Small Cap Growth Portfolio	61,861	7.91 to 8.07	495,480	0.95% to 1.65%	0.00%	(46.13)% to (46.48)%
Ariel Fund	625,151	26.81 to 32.20	18,352,661	0.00% to 1.65%	1.07%	(48.31)% to (49.05)%
Ariel Appreciation Fund	989,534	28.93 to 33.59	30,199,392	0.00% to 1.65%	0.61%	(40.58)% to (41.65)%
Credit Suisse U.S. Equity Flex I Portfolio	180,757	11.74 to 13.02	2,122,754	0.00% to 1.25%	0.09%	(34.57)% to (35.35)%
Davis Value Portfolio	1,025,090	8.62 to 9.63	8,864,063	0.00% to 1.65%	1.19%	(40.30)% to (41.26)%
Delaware VIP Growth Opportunities Service Class	91,894	11.78 to 11.97	1,084,299	0.95% to 1.65%	0.00%	(41.24)% to (41.64)%
Delaware VIP REIT Series	59,864	6.56 to 6.59	393,784	0.95% to 1.65%	0.00%	(39.32)% to (39.59)%[1]
Delaware VIP Trend Series Service Class	32,161	19.16 to 19.47	617,905	0.95% to 1.65%	0.00%	(47.38)% to (47.68)%
Dreyfus Midcap Stock Portfolio Service Class	48,269	12.07 to 12.23	583,155	0.95% to 1.25%	0.81%	(41.00)% to (41.12)%
Dreyfus Small Cap Stock Index Portfolio	5,570	10.22 to 10.28	57,261	0.95% to 1.65%	0.00%	(29.88)% to (30.29)%[2]
Fidelity VIP Growth Portfolio	1,361,726	22.61 to 26.86	31,529,187	0.00% to 1.65%	0.67%	(47.31)% to (48.13)%
Fidelity VIP Growth & Income Portfolio	1,265,493	9.86 to 11.85	13,547,219	0.00% to 1.65%	1.09%	(41.88)% to (42.77)%
Fidelity VIP High Income Portfolio	647,474	4.95 to 8.99	5,221,797	0.00% to 1.65%	9.44%	(25.15)% to (26.30)%
Fidelity VIP Index 500 Portfolio	422,964	100.94 to 114.68	43,727,911	0.00% to 1.65%	2.11%	(37.16)% to (38.13)%
Fidelity VIP Investment Grade Bond Portfolio	1,349,135	12.06 to 17.47	21,290,055	0.00% to 1.65%	4.08%	(3.48)% to (4.96)%
Fidelity VIP Mid Cap Portfolio	1,339,005	22.83 to 28.12	34,008,276	0.00% to 1.65%	0.26%	(39.59)% to (40.53)%
Fidelity VIP Overseas Portfolio	1,599,063	12.07 to 18.58	26,925,968	0.00% to 1.65%	2.85%	(43.96)% to (44.85)%
Goldman Sachs VIT Structured Small Cap Equity Fund	139,157	8.24 to 9.50	1,303,227	0.95% to 1.65%	0.76%	(34.62)% to (35.04)%
J.P. Morgan Insurance Trust U.S. Equity Portfolio	1,387,930	9.97 to 11.05	13,856,776	0.00% to 1.25%	1.38%	(33.95)% to (34.75)%
Lord Abbett Series Fund Growth Opportunities Portfolio	113,111	10.63 to 10.78	1,204,312	0.95% to 1.25%	0.00%	(38.78)% to (38.98)%
Neuberger Berman Genesis Fund	1,026,006	23.64 to 29.57	27,416,110	0.00% to 1.65%	0.00%	(33.02)% to (34.04)%
Putnam VT Vista Fund	459,438	7.95 to 9.91	3,962,689	0.00% to 1.65%	0.00%	(45.52)% to (46.39)%
Rainier Small/Mid Cap Equity Portfolio	527,636	22.58 to 30.88	14,730,527	0.00% to 1.65%	0.00%	(48.81)% to (49.60)%
Royce Capital Fund Small-Cap Portfolio	719,426	7.61 to 8.12	5,772,683	0.95% to 1.65%	0.75%	(27.89)% to (28.34)%
T. Rowe Price Equity Income Portfolio VIP II	213,595	16.13 to 16.42	3,485,050	0.95% to 1.65%	2.52%	(36.75)% to (37.26)%
T. Rowe Price Small-Cap Stock Fund Advisor Class	357,317	27.22 to 30.17	9,735,440	0.00% to 1.25%	0.00%	(33.46)% to (34.28)%
T. Rowe Price Small-Cap Value Fund Advisor Class	345,700	34.77 to 38.57	12,029,462	0.00% to 1.25%	0.64%	(28.73)% to (29.57)%
T. Rowe Price VIP Prime Reserves Portfolio	6,137,607	1.06 to 1.08	6,610,699	0.95% to 1.65%	2.91%	1.90% to 0.95%
Wells Fargo Advantage VT Discovery Fund	724,582	10.69 to 11.19	7,756,479	0.00% to 1.65%	0.00%	(44.36)% to (45.22)%
Wells Fargo Advantage VT Opportunity Fund	243,591	22.06 to 24.42	5,376,556	0.00% to 1.25%	2.02%	(40.10)% to (40.81)%
Dow Jones Wilshire 5000 Index Portfolio Institutional	1,644,347	7.74 to 8.64	12,723,239	0.00% to 1.25%	1.42%	(37.03)% to (37.68)%
Dow Jones Wilshire 5000 Index Portfolio Investment	1,417,569	7.52 to 8.38	10,693,791	0.00% to 1.65%	1.37%	(37.09)% to (38.12)%
Wilshire Large Co. Growth Portfolio Institutional	580,659	23.26 to 25.39	13,508,340	0.00% to 1.25%	0.00%	(41.81)% to (42.40)%
Wilshire Large Co. Growth Portfolio Investment	548,865	22.48 to 24.97	12,368,298	0.00% to 1.65%	0.00%	(41.90)% to (42.76)%
Wilshire Large Co. Value Portfolio Investment	1,180,637	13.73 to 18.82	20,103,855	0.00% to 1.65%	1.56%	(41.55)% to (42.48)%
Wilshire Small Co. Growth Portfolio Investment	147,707	14.59 to 16.59	2,164,411	0.00% to 1.25%	0.00%	(39.21)% to (39.96)%
Wilshire Small Co. Value Portfolio Investment	157,778	10.93 to 20.34	2,874,752	0.00% to 1.65%	0.96%	(32.78)% to (33.83)%
Wilshire VIT 2015 Moderate Fund	1,660,001	8.00 to 8.15	13,439,577	0.95% to 1.65%	2.44%	(25.09)% to (25.58)%
Wilshire VIT 2025 Moderate Fund	1,146,385	7.62 to 7.76	8,836,127	0.95% to 1.65%	2.95%	(28.87)% to (29.31)%
Wilshire VIT 2035 Moderate Fund	934,629	7.10 to 7.22	6,704,682	0.95% to 1.65%	2.35%	(33.82)% to (34.20)%
Wilshire VIT Balanced Fund	9,066,753	12.87 to 18.44	150,607,364	0.00% to 1.65%	6.32%	(26.68)% to (27.80)%
Wilshire VIT Equity Fund	9,547,087	13.52 to 17.16	147,989,855	0.00% to 1.65%	0.86%	(40.18)% to (41.12)%
Wilshire VIT Income Fund	1,484,744	10.64 to 18.49	24,667,907	0.00% to 1.65%	5.38%	(6.36)% to (7.82)%
Wilshire VIT International Equity Fund	2,895,747	9.26 to 10.27	26,837,394	0.00% to 1.65%	1.54%	(43.70)% to (44.63)%
Wilshire VIT Small Cap Fund	3,172,868	7.97 to 8.85	25,299,484	0.00% to 1.65%	0.00%	(46.43)% to (47.25)%
Wilshire VIT Socially Responsible Fund	3,652,756	10.84 to 12.89	42,492,650	0.00% to 1.65%	1.38%	(40.41)% to (41.34)%

*	These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**	These amounts represent the total return for the period indicated, including changes in the fair value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

***	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

[1]	This fund became effective June 1, 2008 and the calculation reflects a seven month return.

[2]	This fund became effective May 1, 2008 and the calculation reflects an eight month return.

HORACE MANN LIFE INSURANCE COMPANY	2008 ANNUAL REPORT
SEPARATE ACCOUNT

Notes to the Financial Statements

December 31, 2008

6.	FINANCIAL HIGHLIGHTS

For the Year Ended December 31, 2007

				Expense as a	Investment
			Net	% of Average	Income	Total
Account Division	Units	Value	Assets	Net Assets *	Ratio ***	Return **

AllianceBernstein VPS Large Cap Growth Portfolio	1,123,762	29.09 to 31.59	32,450,933	0.00% to 1.65%	0.00%	13.59% to 11.76%
AllianceBernstein VPS Small/Mid Cap Value Portfolio	58,225	19.12 to 19.38	1,124,122	0.95% to 1.65%	0.84%	0.57% to (0.16)%
AllianceBernstein VPS Small Cap Growth Portfolio	30,754	14.78 to 14.98	458,348	0.95% to 1.65%	0.00%	12.63% to 11.80%
Ariel Fund	620,459	52.62 to 62.29	35,624,380	0.00% to 1.65%	0.32%	(1.70)% to (3.29)%
Ariel Appreciation Fund	1,020,690	49.58 to 56.53	53,191,841	0.00% to 1.65%	0.53%	(1.38)% to (2.99)%
Cohen & Steers VIF Reality Fund, Inc.	299,339	11.93 to 12.64	3,771,771	0.95% to 1.65%	1.29%	(20.25)% to (20.68)%
Credit Suisse U.S. Equity Flex I Portfolio	190,279	18.16 to 19.90	3,457,609	0.00% to 1.25%	0.00%	(0.85)% to (2.05)%
Davis Value Portfolio	897,456	14.62 to 16.13	13,153,447	0.00% to 1.65%	1.23%	4.54% to 2.89%
Delaware VIP Growth Opportunities Service Class	80,377	20.10 to 20.47	1,619,101	0.95% to 1.65%	0.00%	11.65% to 10.88%
Delaware VIP Trend Series Service Class	26,150	36.50 to 37.15	957,218	0.95% to 1.65%	0.00%	9.40% to 8.72%
Dreyfus Midcap Stock Portfolio Service Class	45,534	20.50 to 20.73	934,702	0.95% to 1.25%	0.31%	0.44% to 0.10%
Fidelity VIP Growth Portfolio	1,224,469	43.59 to 50.98	54,450,862	0.00% to 1.65%	0.37%	32.69% to 24.65%
Fidelity VIP Growth & Income Portfolio	1,149,149	17.23 to 20.39	21,426,892	0.00% to 1.65%	1.41%	11.85% to 10.03%
Fidelity VIP High Income Portfolio	649,206	6.71 to 12.01	7,090,158	0.00% to 1.65%	9.39%	2.47% to 0.90%
Fidelity VIP Index 500 Portfolio	406,630	163.16 to 182.49	67,681,810	0.00% to 1.65%	3.28%	5.18% to 3.52%
Fidelity VIP Investment Grade Bond Portfolio	1,371,145	12.69 to 18.10	22,685,058	0.00% to 1.65%	3.94%	4.08% to 2.34%
Fidelity VIP Mid Cap Portfolio	1,288,059	38.39 to 46.55	54,814,885	0.00% to 1.65%	0.50%	15.34% to 13.48%
Fidelity VIP Overseas Portfolio	1,316,538	25.12 to 33.28	40,037,736	0.00% to 1.65%	3.01%	17.05% to 15.15%
Goldman Sachs VIT Structured Small Cap Equity Fund	123,701	12.68 to 14.53	1,775,739	0.95% to 1.65%	0.43%	(17.26)% to (17.82)%
J.P. Morgan Insurance Trust U.S. Equity Portfolio	1,388,436	15.28 to 16.73	21,246,458	0.00% to 1.25%	1.11%	1.58% to 0.39%
Lord Abbett Series Fund Growth Opportunities Portfolio	112,504	17.42 to 17.61	1,963,083	0.95% to 1.25%	0.00%	20.12% to 19.81%
Neuberger Berman Genesis Fund	947,140	35.84 to 44.15	38,220,839	0.00% to 1.65%	0.22%	21.49% to 19.55%
Putnam VT Vista Fund	454,660	14.83 to 18.19	7,286,550	0.00% to 1.65%	0.00%	7.70% to 2.20%
Rainier Small/Mid Cap Equity Portfolio	476,394	44.80 to 60.32	26,285,585	0.00% to 1.65%	0.00%	21.42% to 19.53%
Royce Capital Fund Small-Cap Portfolio	589,192	10.62 to 11.26	6,569,001	0.95% to 1.65%	0.06%	(3.01)% to (3.72)%
T. Rowe Price Equity Income Portfolio VIP II	113,415	25.71 to 25.96	2,936,882	0.95% to 1.65%	1.89%	2.04% to 1.34%
T. Rowe Price Small-Cap Stock Fund Advisor Class	380,181	41.42 to 45.34	15,759,746	0.00% to 1.25%	0.00%	(2.05)% to (3.18)%
T. Rowe Price Small-Cap Value Fund Advisor Class	381,701	49.37 to 54.12	18,864,742	0.00% to 1.25%	0.40%	(0.20)% to (1.56)%
T. Rowe Price VIP Prime Reserves Portfolio	2,264,268	1.05 to 1.06	2,402,593	0.95% to 1.65%	4.86%	3.92% to 2.94%
Wells Fargo Advantage VT Discovery Fund	642,016	19.45 to 20.11	12,494,002	0.00% to 1.65%	0.00%	22.32% to 20.31%
Wells Fargo Advantage VT Opportunity Fund	263,486	37.27 to 40.77	9,823,452	0.00% to 1.25%	0.63%	6.78% to 5.31%
Dow Jones Wilshire 5000 Index Portfolio Institutional	1,705,468	12.42 to 13.72	21,181,287	0.00% to 1.25%	1.67%	5.78% to 3.67%
Dow Jones Wilshire 5000 Index Portfolio Investment	1,331,795	12.10 to 13.32	16,176,323	0.00% to 1.65%	1.47%	4.80% to 3.09%
Wilshire Target Large Co. Growth Portfolio Institutional	607,657	40.38 to 43.63	24,536,908	0.00% to 1.25%	0.00%	15.73% to 15.15%
Wilshire Target Large Co. Growth Portfolio Investment	515,171	39.13 to 42.98	20,209,885	0.00% to 1.65%	0.00%	16.38% to 14.49%
Wilshire Target Large Co. Value Portfolio Investment	1,105,511	23.87 to 32.20	32,590,114	0.00% to 1.65%	1.03%	(1.98)% to (3.59)%
Wilshire Target Small Co. Growth Portfolio Investment	148,779	24.30 to 27.29	3,633,486	0.00% to 1.25%	0.00%	8.38% to 7.10%
Wilshire Target Small Co. Value Portfolio Investment	165,283	16.49 to 30.26	4,556,977	0.00% to 1.65%	0.63%	(3.45)% to (5.05)%
Wilshire VIT 2010 Aggressive Fund	95,761	10.73 to 10.81	1,034,767	0.95% to 1.65%	0.06%	3.44% to 2.98%
Wilshire VIT 2010 Conservative Fund	95,950	10.60 to 10.72	1,023,189	0.95% to 1.65%	1.54%	3.18% to 2.51%
Wilshire VIT 2010 Moderate Fund	218,596	10.66 to 10.78	2,349,213	0.95% to 1.65%	0.33%	3.65% to 3.00%
Wilshire VIT 2015 Moderate Fund	751,392	10.75 to 10.88	8,137,963	0.95% to 1.65%	0.70%	3.92% to 3.17%
Wilshire VIT 2025 Moderate Fund	607,485	10.78 to 10.91	6,600,942	0.95% to 1.65%	0.50%	3.61% to 2.86%
Wilshire VIT 2035 Moderate Fund	295,010	10.79 to 10.91	3,206,872	0.95% to 1.65%	0.06%	3.90% to 3.15%
Wilshire VIT 2045 Moderate Fund	142,910	10.75 to 10.87	1,547,299	0.95% to 1.65%	0.00%	3.33% to 2.67%
Wilshire VIT Balanced Fund – HM Shares	10,268,824	20.75 to 25.16	235,692,276	0.00% to 1.65%	0.00%	3.08% to 1.41%
Wilshire VIT Equity Fund – HM Shares	10,542,711	22.97 to 28.69	276,466,303	0.00% to 1.65%	0.56%	2.21% to 0.62%
Wilshire VIT Income Fund – HM Shares	1,368,964	12.30 to 19.75	24,614,241	0.00% to 1.65%	4.35%	4.33% to 2.59%
Wilshire VIT International Equity Fund – HM Shares	2,960,188	16.66 to 18.24	49,341,657	0.00% to 1.65%	0.91%	8.57% to 6.99%
Wilshire VIT Short-Term Investment Fund – HM Shares	261,371	11.08 to 12.96	3,091,976	0.00% to 1.65%	3.49%	4.94% to 1.24%
Wilshire VIT Small Cap Fund – HM Shares	3,354,709	15.06 to 16.52	50,521,792	0.00% to 1.65%	0.00%	14.01% to 12.05%
Wilshire VIT Socially Responsible Fund – HM Shares	4,026,385	18.48 to 21.63	79,517,966	0.00% to 1.65%	1.16%	(2.66)% to (4.20)%

*	These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**	These amounts represent the total return for the period indicated, including changes in the fair value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

***	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

HORACE MANN LIFE INSURANCE COMPANY	2008 ANNUAL REPORT
SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2008

6.	FINANCIAL HIGHLIGHTS

For the Year Ended December 31, 2006

				Expense as a	Investment
			Net	% of Average	Income	Total
Account Division	Units	Value	Assets	Net Assets *	Ratio ***	Return **

AllianceBernstein VPS Large Cap Growth Portfolio	1,097,550	25.71 to 27.81	28,240,479	0.00% to 1.65%	0.00%	(0.64)% to (1.87)%
AllianceBernstein VPS Small/Mid Cap Value Portfolio	15,417	19.15 to 19.27	296,669	0.95% to 1.65%	0.01%	6.75% to 5.78%+
AllianceBernstein VPS Small Cap Growth Portfolio	5,910	13.21 to 13.30	78,364	0.95% to 1.65%	0.00%	(7.50)% to (8.46)%+
Ariel Fund	608,764	54.41 to 63.37	36,001,178	0.00% to 1.65%	0.00%	10.36% to 8.99%
Ariel Appreciation Fund	1,013,931	51.11 to 57.32	54,252,282	0.00% to 1.65%	0.05%	10.93% to 9.60%
Cohen & Steers VIF Reality Fund, Inc.	114,737	15.79 to 15.85	1,816,917	0.95% to 1.65%	4.65%	34.45% to 33.75%+
Credit Suisse U.S. Equity Flex I Portfolio	206,652	18.54 to 20.07	3,833,857	0.00% to 1.25%	0.00%	4.75% to 3.46%
Davis Value Portfolio	824,648	14.15 to 15.43	11,692,769	0.00% to 1.65%	0.82%	15.06% to 13.65%
Delaware VIP Growth Opportunities Service Class	65,145	18.06 to 18.43	1,178,415	0.95% to 1.65%	0.00%	5.08% to 4.76%
Delaware VIP Trend Series Service Class	18,746	33.45 to 34.16	628,750	0.95% to 1.65%	0.00%	6.34% to 5.99%
Dreyfus Midcap Stock Portfolio Service Class	45,145	20.48 to 20.64	925,177	0.95% to 1.25%	0.18%	6.67% to 6.39%
Fidelity VIP Growth Portfolio	1,145,122	34.97 to 38.42	40,681,206	0.00% to 1.65%	0.16%	6.57% to 5.28%
Fidelity VIP Growth & Income Portfolio	1,069,015	15.66 to 18.23	18,040,574	0.00% to 1.65%	0.63%	12.88% to 11.44%
Fidelity VIP High Income Portfolio	489,090	6.65 to 11.72	5,282,044	0.00% to 1.65%	8.65%	11.09% to 9.63%
Fidelity VIP Index 500 Portfolio	378,781	157.61 to 173.50	60,678,398	0.00% to 1.65%	1.39%	15.44% to 14.02%
Fidelity VIP Investment Grade Bond Portfolio	1,269,944	12.40 to 17.39	20,434,646	0.00% to 1.65%	3.63%	4.13% to 2.88%
Fidelity VIP Mid Cap Portfolio	1,252,753	33.81 to 40.36	46,799,282	0.00% to 1.65%	0.17%	12.42% to 11.01%
Fidelity VIP Overseas Portfolio	1,084,179	23.43 to 28.43	28,518,659	0.00% to 1.65%	0.61%	17.77% to 16.34%
Goldman Sachs VIT Structured Small Cap Equity Fund	97,870	15.43 to 17.56	1,702,618	0.95% to 1.65%	0.84%	11.21% to 10.88%
J.P. Morgan Insurance Trust U.S. Equity Portfolio	1,392,087	15.22 to 16.47	21,216,057	0.00% to 1.25%	0.97%	16.56% to 15.13%
Lord Abbett Series Fund Growth Opportunities Portfolio	112,517	14.54 to 14.66	1,638,244	0.95% to 1.25%	0.00%	6.85% to 6.52%
Neuberger Berman Genesis Fund	902,579	29.98 to 36.34	30,348,198	0.00% to 1.65%	0.64%	7.01% to 5.66%
Putnam VT Vista Fund	459,239	14.51 to 16.89	7,177,824	0.00% to 1.65%	0.00%	5.43% to 4.14%
Rainier Small/Mid Cap Equity Portfolio	429,530	37.48 to 49.68	19,752,842	0.00% to 1.65%	0.00%	14.68% to 13.27%
Royce Capital Fund Small-Cap Portfolio	437,927	11.03 to 11.61	5,050,249	0.95% to 1.65%	0.08%	14.50% to 14.17%
T. Rowe Price Equity Income Portfolio VIP II	23,175	25.37 to 25.44	589,463	0.95% to 1.65%	1.67%	15.05% to 14.60%+
T. Rowe Price Small-Cap Stock Fund Advisor Class	393,280	42.78 to 46.29	16,837,675	0.00% to 1.25%	0.00%	12.52% to 11.12%
T. Rowe Price Small-Cap Value Fund Advisor Class	411,647	50.15 to 54.23	20,662,673	0.00% to 1.25%	0.49%	16.02% to 14.60%
T. Rowe Price VIP Prime Reserves Portfolio	957,241	1.02 to 1.02	980,180	0.95% to 1.65%	6.88%	3.00% to 3.00%+
Wells Fargo Advantage VT Discovery Fund	598,291	16.10 to 16.44	9,634,293	0.00% to 1.65%	0.00%	14.64% to 13.30%
Wells Fargo Advantage VT Opportunity Fund	284,629	35.39 to 38.18	10,075,310	0.00% to 1.25%	0.00%	12.23% to 10.84%
Dow Jones Wilshire 5000 Index Portfolio Institutional	1,785,898	11.98 to 12.97	21,395,085	0.00% to 1.25%	1.17%	14.68% to 13.23%
Dow Jones Wilshire 5000 Index Portfolio Investment	1,212,494	11.70 to 12.71	14,231,118	0.00% to 1.65%	0.95%	14.40% to 13.15%
Wilshire Target Large Co. Growth Portfolio Institutional	652,993	35.00 to 37.89	22,855,092	0.00% to 1.25%	0.00%	5.34% to 4.04%
Wilshire Target Large Co. Growth Portfolio Investment	476,657	34.06 to 36.93	16,269,078	0.00% to 1.65%	0.00%	4.94% to 3.65%
Wilshire Target Large Co. Value Portfolio Investment	1,010,296	24.76 to 32.85	30,775,024	0.00% to 1.65%	0.86%	18.51% to 17.05%
Wilshire Target Small Co. Growth Portfolio Investment	156,600	22.69 to 25.18	3,570,913	0.00% to 1.25%	0.00%	11.07% to 9.77%
Wilshire Target Small Co. Value Portfolio Investment	156,773	18.77 to 31.34	4,540,828	0.00% to 1.65%	0.18%	19.64% to 18.17%
Wilshire VIT 2010 Aggressive Fund	14,781	10.42 to 10.47	154,543	0.95% to 1.65%	0.00%	7.52% to 6.77%+
Wilshire VIT 2010 Conservative Fund	43,658	10.34 to 10.39	452,608	0.95% to 1.65%	0.00%	6.01% to 5.26%+
Wilshire VIT 2010 Moderate Fund	29,326	10.35 to 10.40	304,662	0.95% to 1.65%	0.00%	6.31% to 5.56%+
Wilshire VIT 2015 Moderate Fund	185,103	10.42 to 10.47	1,935,046	0.95% to 1.65%	0.00%	7.36% to 6.46%+
Wilshire VIT 2025 Moderate Fund	130,407	10.48 to 10.53	1,371,803	0.95% to 1.65%	0.00%	8.43% to 7.67%+
Wilshire VIT 2035 Moderate Fund	30,894	10.46 to 10.50	323,882	0.95% to 1.65%	0.00%	8.13% to 7.38%+
Wilshire VIT 2045 Moderate Fund	27,488	10.47 to 10.52	288,884	0.95% to 1.65%	0.00%	8.43% to 7.68%+
Wilshire VIT Balanced Fund – HM Shares	11,192,957	20.13 to 24.40	252,323,998	0.00% to 1.65%	3.39%	11.59% to 10.22%
Wilshire VIT Equity Fund – HM Shares	11,536,345	25.24 to 28.07	299,817,043	0.00% to 1.65%	0.91%	16.96% to 15.50%
Wilshire VIT Income Fund – HM Shares	1,392,269	12.36 to 18.93	24,325,701	0.00% to 1.65%	4.10%	4.01% to 2.70%
Wilshire VIT International Equity Fund – HM Shares	2,973,151	15.51 to 16.80	46,152,212	0.00% to 1.65%	0.77%	23.80% to 22.22%
Wilshire VIT Short-Term Investment Fund – HM Shares	263,769	10.73 to 12.35	3,013,273	0.00% to 1.65%	3.88%	5.20% to 3.92%
Wilshire VIT Small Cap Fund – HM Shares	3,626,620	13.38 to 14.60	48,546,140	0.00% to 1.65%	0.00%	11.29% to 9.94%
Wilshire VIT Socially Responsible Fund – HM Shares	4,202,774	19.29 to 22.22	86,307,411	0.00% to 1.65%	1.18%	20.56% to 19.01%

*	These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**	These amounts represent the total return for the period indicated, including changes in the fair value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

***	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

+	These funds became available May 1, 2006 and the calculation reflects an eight month return.

HORACE MANN LIFE INSURANCE COMPANY	2008 ANNUAL REPORT
SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2008

6.	FINANCIAL HIGHLIGHTS

For the Year Ended December 31, 2005

				Expense as a	Investment
		Unit	Net	% of Average	Income	Total
Account Division	Units	Value	Assets	Net Assets *	Ratio ***	Return **

AllianceBernstein Large Growth Portfolio	939,736	26.20 to 27.99	24,631,711	0.00% to 1.25%	0.00%	14.85% to 13.42%
Ariel Fund	575,997	54.19 to 57.42	31,246,811	0.00% to 1.25%	0.32%	0.94% to (0.33)%
Ariel Appreciation Fund	960,327	48.77 to 51.67	46,884,762	0.00% to 1.25%	0.31%	2.92% to 1.64%
Credit Suisse U.S. Equity Flex I Portfolio	231,016	17.92 to 19.16	4,141,603	0.00% to 1.25%	0.00%	(2.68)% to (3.90)%
Davis Value Portfolio	715,147	12.45 to 13.41	8,923,632	0.00% to 1.25%	1.06%	9.44% to 8.09%
Delaware VIP Growth Opportunities Service Class	31,967	17.24 to 17.32	551,397	0.95% to 1.25%	0.00%	10.17% to 9.82%
Delaware VIP Trend Series Service Class	12,090	31.56 to 31.71	382,003	0.95% to 1.25%	0.00%	4.62% to 4.31%
Dreyfus Midcap Stock Portfolio Service Shares	34,024	19.25 to 19.35	655,376	0.95% to 1.25%	0.26%	7.91% to 7.59%
Fidelity VIP Growth Portfolio	1,089,993	33.72 to 36.05	36,781,835	0.00% to 1.25%	0.25%	5.49% to 4.19%
Fidelity VIP Growth & Income Portfolio	900,219	15.12 to 16.15	13,629,896	0.00% to 1.25%	1.20%	7.40% to 6.06%
Fidelity VIP High Income Portfolio	375,022	9.87 to 10.55	3,712,402	0.00% to 1.25%	14.65%	2.33% to 1.04%
Fidelity VIP Index 500 Portfolio	334,313	138.47 to 150.30	46,968,476	0.00% to 1.25%	1.45%	4.55% to 3.26%
Fidelity VIP Investment Grade Bond Portfolio	1,157,690	15.62 to 16.70	18,114,564	0.00% to 1.25%	3.28%	1.91% to 0.63%
Fidelity VIP Mid Cap Portfolio	1,126,756	33.61 to 35.90	37,911,433	0.00% to 1.25%	0.00%	18.02% to 16.56%
Fidelity VIP Overseas Portfolio	835,516	22.58 to 24.14	18,891,099	0.00% to 1.25%	0.42%	18.78% to 17.31%
Goldman Sachs VIT Core Small Cap Equity Fund	61,281	15.72 to 15.79	963,337	0.95% to 1.25%	0.36%	5.07% to 4.76%
J.P. Morgan Insurance Trust U.S. Equity Portfolio	1,345,469	13.22 to 14.13	17,808,996	0.00% to 1.25%	1.20%	1.35% to 0.09%
Lord Abbett Series Fund Growth Opportunities	82,433	13.65 to 13.72	1,125,612	0.95% to 1.25%	0.00%	3.64% to 3.33%
Neuberger Berman Genesis Fund	799,007	31.80 to 33.96	25,426,518	0.00% to 1.25%	0.00%	15.96% to 14.56%
Putnam VT Vista Fund	469,180	14.99 to 16.02	7,039,902	0.00% to 1.25%	0.00%	12.15% to 10.76%
Rainier Small/Mid Cap Equity Portfolio	369,897	40.54 to 43.32	15,017,827	0.00% to 1.25%	0.00%	17.58% to 16.08%
Royce Capital Fund Small Cap Portfolio	279,287	10.09 to 10.14	2,820,851	0.95% to 1.25%	0.00%	7.49% to 7.22%
T.Rowe Price Small-Cap Stock Fund Advisor Class	405,684	38.50 to 41.14	15,627,646	0.00% to 1.25%	0.00%	8.23% to 6.89%
T.Rowe Price Small-Cap Value Fund Advisor Class	431,791	43.76 to 46.74	18,911,939	0.00% to 1.25%	0.24%	8.57% to 7.22%
Wells Fargo Advantage VT Discovery Fund	598,950	14.21 to 14.34	8,515,158	0.00% to 1.25%	0.00%	19.65% to 18.29%
Wells Fargo Advantage VT Opportunity Fund***	306,101	31.93 to 34.02	9,776,720	0.00% to 1.25%	0.00%	7.88% to 6.55%
Dow Jones Wilshire 5000 Index Portfolio Institutional	1,800,173	10.58 to 11.31	19,043,024	0.00% to 1.25%	0.93%	5.85% to 4.53%
Dow Jones Wilshire 5000 Index Portfolio Investment	1,024,037	10.34 to 11.11	10,624,267	0.00% to 1.25%	0.72%	5.62% to 4.33%
Wilshire Target Large Co. Growth Portfolio Institutional	669,643	33.64 to 35.97	22,525,700	0.00% to 1.25%	0.00%	8.84% to 7.49%
Wilshire Target Large Co. Growth Portfolio Investment	407,832	32.86 to 35.19	13,422,310	0.00% to 1.25%	0.00%	8.45% to 7.11%
Wilshire Target Large Co. Value Portfolio Investment	899,541	25.99 to 27.72	23,406,192	0.00% to 1.25%	0.67%	8.99% to 7.90%
Wilshire Target Small Co. Growth Portfolio Investment	158,782	20.67 to 22.67	3,296,749	0.00% to 1.25%	0.00%	3.67% to 2.34%
Wilshire Target Small Co. Value Portfolio Investment	153,217	24.54 to 26.20	3,763,162	0.00% to 1.25%	0.00%	6.53% to 5.25%
Wilshire VIT Balanced Fund – HM Shares	12,167,249	18.72 to 21.87	248,887,833	0.00% to 1.25%	0.00%	4.29% to 2.99%
Wilshire VIT Equity Fund – HM Shares	12,756,334	22.34 to 24.00	286,909,697	0.00% to 1.25%	1.09%	5.90% to 4.54%
Wilshire VIT Income Fund – HM Shares	1,385,915	12.40 to 18.20	23,579,038	0.00% to 1.25%	0.00%	1.97% to 0.71%
Wilshire VIT International Equity Fund – HM Shares	3,047,443	12.69 to 13.57	38,685,199	0.00% to 1.25%	0.04%	10.12% to 8.75%
Wilshire VIT Short-Term Investment Fund – HM Shares	258,893	10.34 to 11.74	2,846,173	0.00% to 1.25%	0.25%	3.02% to 1.25%
Wilshire VIT Small Cap Fund – HM Shares	3,931,558	12.17 to 13.02	47,854,996	0.00% to 1.25%	0.00%	3.73% to 2.44%
Wilshire VIT Socially Responsible Fund – HM Shares	4,394,862	17.25 to 18.43	75,809,394	0.00% to 1.25%	0.00%	5.13% to 3.82%

*	These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**	These amounts represent the total return for the period indicated, including changes in the fair value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

***	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

HORACE MANN LIFE INSURANCE COMPANY	2008 ANNUAL REPORT
SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2008

6.  FINANCIAL HIGHLIGHTS

For the Year Ended December 31, 2004

					Investment
		Unit	Net	% of Average	Income	Total
Account Division	Units	Value	Assets	Net Assets *	Ratio ***	Return **

AllianceBernstein Large Growth Portfolio	818,599	23.10 to 24.37	18,913,881	0.00% to 1.25%	0.00%	8.36% to 7.02%
Ariel Fund	486,122	54.37 to 56.89	26,452,998	0.00% to 1.25%	0.50%	21.98% to 20.48%
Ariel Appreciation Fund	798,279	47.99 to 50.20	38,334,735	0.00% to 1.25%	0.48%	13.12% to 11.70%
Credit Suisse U.S. Equity Flex I Portfolio	248,475	18.64 to 19.68	4,634,469	0.00% to 1.25%	0.00%	10.83% to 9.48%
Davis Value Portfolio	612,231	11.52 to 12.26	7,064,779	0.00% to 1.25%	0.92%	12.35% to 10.90%
Delaware VIP Growth Opportunities Service Class	11,064	15.70 to 15.72	173,702	0.95% to 1.25%	0.00%	11.08% to 10.79%
Delaware VIP Trend Series Service Class	2,275	30.25 to 30.31	68,862	0.95% to 1.25%	0.00%	11.33% to 10.98%
Dreyfus Midcap Stock Portfolio Service Shares	9,576	17.90 to 17.93	171,393	0.95% to 1.25%	2.43%	13.18% to 12.84%
Fidelity VIP Growth Portfolio	974,205	32.37 to 34.17	31,546,843	0.00% to 1.25%	0.12%	3.14% to 1.84%
Fidelity VIP Growth & Income Portfolio	757,537	14.25 to 15.04	10,812,187	0.00% to 1.25%	0.65%	5.56% to 4.18%
Fidelity VIP High Income Portfolio	256,027	9.77 to 10.31	2,507,235	0.00% to 1.25%	6.95%	9.37% to 8.07%
Fidelity VIP Index 500 Portfolio	277,917	133.70 to 143.78	37,811,520	0.00% to 1.25%	0.99%	10.34% to 8.98%
Fidelity VIP Investment Grade Bond Portfolio	975,233	15.52 to 16.38	15,156,639	0.00% to 1.25%	5.66%	4.22% to 2.87%
Fidelity VIP Mid Cap Portfolio	954,231	28.84 to 30.42	27,532,251	0.00% to 1.25%	0.00%	24.63% to 23.12%
Fidelity VIP Overseas Portfolio	643,917	19.25 to 20.32	12,405,767	0.00% to 1.25%	0.82%	13.33% to 11.92%
Goldman Sachs VIT Core Small Cap Equity Fund	17,423	15.00 to 15.03	261,401	0.95% to 1.25%	1.07%	15.26% to 14.91%
J.P. Morgan Insurance Trust U.S. Equity Portfolio	1,143,649	13.21 to 13.94	15,116,981	0.00% to 1.25%	0.72%	9.50% to 8.16%
Lord Abbett Series Fund Growth Opportunities	22,415	13.21 to 13.23	296,065	0.95% to 1.25%	0.02%	10.23% to 9.88%
Neuberger Berman Genesis Fund	642,198	27.76 to 29.29	17,832,489	0.00% to 1.25%	0.22%	18.38% to 16.92%
Putnam VT Vista Fund	447,977	13.53 to 14.28	6,067,620	0.00% to 1.25%	0.00%	18.64% to 17.17%
Rainier Small/Mid Cap Equity Portfolio	303,239	34.93 to 36.84	10,602,737	0.00% to 1.25%	0.81%	17.38% to 15.93%
Royce Capital Fund Small Cap Portfolio	93,281	9.41 to 9.43	878,383	0.95% to 1.25%	2.24%	23.82% to 23.42%
Strong Mid Cap Growth Fund II	479,241	16.94 to 17.90	8,123,906	0.00% to 1.25%	0.00%	19.14% to 17.70%
Strong Opportunity Fund II	317,641	29.96 to 31.54	9,521,371	0.00% to 1.25%	0.00%	18.16% to 16.77%
T.Rowe Price Small-Cap Stock Fund Advisor Class	401,917	36.01 to 38.01	14,483,081	0.00% to 1.25%	0.59%	18.45% to 17.01%
T.Rowe Price Small-Cap Value Fund Advisor Class	439,605	40.82 to 43.06	17,957,864	0.00% to 1.25%	0.66%	25.46% to 23.91%
Dow Jones Wilshire 5000 Index Portfolio Institutional	1,924,243	10.12 to 10.68	19,478,297	0.00% to 1.25%	1.37%	11.52% to 10.22%
Dow Jones Wilshire 5000 Index Portfolio Investment	787,993	9.92 to 10.52	7,833,095	0.00% to 1.25%	1.26%	11.27% to 9.81%
Wilshire Target Large Co. Growth Portfolio Institutional	680,361	31.29 to 33.05	21,293,761	0.00% to 1.25%	0.45%	7.08% to 5.75%
Wilshire Target Large Co. Growth Portfolio Investment	324,321	30.67 to 32.45	9,962,280	0.00% to 1.25%	0.11%	6.94% to 5.37%
Wilshire Target Large Co. Value Portfolio Investment	729,103	24.09 to 25.43	17,633,502	0.00% to 1.25%	6.53%	12.99% to 11.53%
Wilshire Target Small Co. Growth Portfolio Investment	121,774	20.20 to 21.86	2,471,845	0.00% to 1.25%	4.63%	17.04% to 15.64%
Wilshire Target Small Co. Value Portfolio Investment	140,474	23.32 to 24.60	3,315,399	0.00% to 1.25%	12.16%	21.40% to 19.95%
Wilshire VIT Balanced Fund – HM Shares	13,172,538	17.95 to 20.97	261,599,493	0.00% to 1.25%	2.52%	8.21% to 6.86%
Wilshire VIT Equity Fund – HM Shares	14,024,912	21.34 to 22.67	301,633,499	0.00% to 1.25%	1.31%	10.16% to 8.78%
Wilshire VIT Income Fund – HM Shares	1,300,042	12.16 to 17.85	21,963,766	0.00% to 1.25%	4.75%	4.94% to 3.63%
Wilshire VIT International Equity Fund – HM Shares	3,099,530	11.67 to 12.32	36,179,259	0.00% to 1.25%	1.37%	10.62% to 9.26%
Wilshire VIT Short-Term Investment Fund – HM Shares	270,993	10.11 to 11.45	2,940,774	0.00% to 1.25%	0.86%	1.22% to (0.05)%
Wilshire VIT Small Cap Fund – HM Shares	4,302,146	11.88 to 12.55	51,123,355	0.00% to 1.25%	0.00%	4.39% to 3.12%
Wilshire VIT Socially Responsible Fund – HM Shares	4,612,921	16.61 to 17.53	76,641,597	0.00% to 1.25%	1.36%	13.27% to 11.86%

*	These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**	These amounts represent the total return for the period indicated, including changes in the fair value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

***	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

HORACE MANN LIFE INSURANCE COMPANY
Statutory Financial Statements and Schedules
December 31, 2008 and 2007
(With Independent Auditors’ Report Thereon)

Independent Auditors’ Report
The Board of Directors
Horace Mann Life Insurance Company:
We have audited the accompanying statutory statements of admitted assets, liabilities, and capital and surplus of Horace Mann Life Insurance Company (the Company) as of December 31, 2008 and 2007, and the related statutory statements of operations, capital and surplus and cash flow for each of the years in the three-year period ended December 31, 2008. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
As described more fully in Notes 1 and 8 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulation — Division of Insurance, which practices differ from U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory basis of accounting and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.
In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2008 and 2007, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2008.
Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2008 and 2007, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2008, on the basis of accounting described in Notes 1 and 8.
Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplementary information included on the accompanying schedules is presented for purposes of additional analysis and is not a required part of the basic statutory financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic statutory financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.
April 29, 2009

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus
December 31, 2008 and 2007
(In thousands)

Admitted Assets	2008	2007

Cash and investments:
Bonds	$3,066,172	$2,991,877
Bonds on loan	—	74,599
Preferred stocks	105,579	94,082
Common stocks	14,572	2,379
Mortgage loans on real estate	16,142	16,696
Cash	1,962	11,902
Short-term investments	137,516	31,342
Short-term investments, loaned securities collateral	—	76,848
Contract loans	106,481	99,712
Receivable for securities and other invested assets	16,429	16,435

Total cash and investments	3,464,853	3,415,872

Investment income due and accrued	37,664	36,972

Uncollected premiums and agents’ balances in course of collection	767	764

Deferred premiums and agents’ balances booked but deferred and not yet due	46,064	45,932

Current federal income tax recoverable	9,299	1,495

Deferred tax assets	3,936	4,090

Guaranty funds receivable or on deposit	298	357

Receivable from parent, subs or affiliates	11,477	—

Other assets	1,259	2,188

Variable annuity assets held in separate accounts	965,217	1,562,210

Total admitted assets	$4,540,834	$5,069,880

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus
December 31, 2008 and 2007
(In thousands, except share data)

Liabilities and Capital and Surplus	2008	2007

Policy liabilities:
Aggregate reserves:
Life and annuity	$3,125,961	$2,947,947
Accident and health	6,295	6,670
Unpaid benefits:
Life	13,121	8,906
Accident and health	273	243
Policyholder funds on deposit	127,854	137,263
Remittances not allocated	865	1,876

Total policy liabilities	3,274,369	3,102,905

Accrued expenses	2,110	2,240
Asset valuation reserve	92	19,428
Interest maintenance reserve	26,111	30,383
Amounts retained by Company as trustee	12,568	12,124
Payable to parent, subsidiaries and affiliates	30	488
Payable for securities and other liabilities	503	2,068
Escrow for securities lending	—	76,850
Transfer from separate accounts accrued for expense allowances recognized in reserves	(10,599)	(15,427)
Variable annuity liabilities held in separate accounts	965,217	1,562,210

Total liabilities	4,270,401	4,793,269

Capital and surplus:
Capital stock, $1 par value.
Authorized 5,000,000 shares, 2,500,000 shares outstanding	2,500	2,500
Additional paid-in capital and contributed surplus	43,704	43,704
Unassigned surplus	224,229	230,407

Total capital and surplus	270,433	276,611

Total liabilities and capital and surplus	$4,540,834	$5,069,880

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Operations
Years ended December 31, 2008, 2007, and 2006
(In thousands)

	2008	2007	2006

Revenue:
Premiums, annuity and supplementary contract considerations:
Life	$97,036	$96,757	$98,164
Annuity	311,747	337,148	325,691
Accident and health	3,911	4,105	4,219
Supplementary contracts	6,753	9,044	9,017

Total premiums, annuity and supplementary contract considerations	419,447	447,054	437,091

Net investment income	194,699	185,049	172,468
Amortization of interest maintenance reserve	1,561	2,030	2,471
Commissions and expense allowances on reinsurance ceded	283	309	262
Management fee income from separate accounts	15,694	19,566	17,754
Mutual fund service fee income	1,005	1,302	1,236
Fees from sales of partner products	4,374	4,561	4,524
Other	1,830	1,867	1,605

Total revenue	638,893	661,738	637,411

Benefits and expenses:
Provisions for claims and benefits:
Life	102,026	96,388	95,438
Annuity	398,377	411,731	395,171
Accident and health	1,994	1,492	1,859
Supplementary contracts	17,685	21,215	21,904

Total claims and benefits	520,082	530,826	514,372

Commissions	26,793	28,951	29,448
General and other expenses	59,139	60,525	64,453

Total benefits and expenses	606,014	620,302	608,273

Net gain before dividends to policyholders and federal income tax (benefit) expense	32,879	41,436	29,138
Dividends to policyholders	—	—	—

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Operations
Years ended December 31, 2008, 2007, and 2006
(In thousands)

	2008	2007	2006

Net gain before federal income tax expense	32,879	41,436	29,138
Federal income tax expense	1,701	10,576	4,488

Net gain from operations	31,178	30,860	24,650
Realized investment gains (losses) net of tax and transfers to interest maintenance reserve	(41,921)	(4,790)	3,765

Net income (loss)	$(10,743)	$26,070	$28,415

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Capital and Surplus
Years ended December 31, 2008, 2007, and 2006
(In thousands)

	2008	2007	2006

Capital stock	$2,500	$2,500	$2,500

Additional paid-in capital and contributed surplus	43,704	43,704	43,704

Unassigned surplus:
Balance at beginning of year	230,407	205,027	184,516
Net income (loss)	(10,743)	26,070	28,415
Change in net deferred income tax	5,851	(1,225)	(357)
Change in non-admitted assets	(5,778)	1,005	(1,091)
Change in net unrealized capital losses	355	(635)	—
Change in reserves due to changes in valuation basis	11,437	—	—
Change in asset valuation reserve	19,336	165	(6,456)
Dividends to stockholders	(24,000)	—	—
Correction of prior year exhibit 5 reserve error	(2,636)	—	—

Balance at end of year	224,229	230,407	205,027

Total capital and surplus	$270,433	$276,611	$251,231

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Cash Flow
Years ended December 31, 2008, 2007, and 2006
(In thousands)

	2008	2007	2006

Cash from operations:
Revenue received:
Premiums, considerations and deposits	$420,183	$448,159	$437,456
Investment income	194,115	187,507	172,998
Commissions and expense allowances on reinsurance ceded	283	309	262
Management fee income from Separate Accounts	15,694	19,566	17,754
Mutual fund service fee income	1,005	1,302	1,236
Fees from sales of partner products	4,374	4,561	4,524
Other income	1,830	1,867	1,605

Total revenue received	637,484	663,271	635,835

Benefits and expenses paid:
Claims, benefits and net transfers	321,730	431,713	360,340
Expenses	86,767	87,976	91,254
Federal income taxes	7,294	(1,891)	6,504

Total benefits and expenses paid	415,791	517,798	458,098

Net cash from operations	221,693	145,473	177,737

Cash from investments:
From investments sold or matured:
Bonds	781,014	1,118,259	715,315
Stocks	18,116	36,619	—
Mortgage loans	618	571	542
Net loss on cash, cash equivalents and short-term investments	(1,073)	—	—
Miscellaneous proceeds	866	8,068	7,603

Total investment proceeds	799,541	1,163,517	723,460

Cost of investments acquired:
Bonds	(821,160)	(1,188,564)	(804,135)
Stocks	(47,614)	(97,410)	(37,301)
Other invested assets	—	—	(16,426)
Miscellaneous applications	(13)	(7,767)	(4,426)

Total investments acquired	(868,787)	(1,293,741)	(862,288)

Net increase in contract loans	(6,769)	(7,358)	(7,215)

Total for investments acquired	(875,556)	(1,301,099)	(869,503)

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Cash Flow
Years ended December 31, 2008, 2007, and 2006
(In thousands)

	2008	2007	2006

Net cash used for investments	(76,015)	(137,582)	(146,043)

Cash from financing and miscellaneous:
Cash provided (applied):
Securities lending	(76,850)	(221,365)	114,631
Net deposits on deposit-type contract funds and other liabilities without life or disability contingencies	(9,463)	(3,653)	(2,593)
Dividends to stockholders	(24,000)	—	—
Other cash (applied) provided	(15,979)	5,830	(5,000)

Net cash (used for) from financing and miscellaneous	(126,292)	(219,188)	107,038

Net change in cash and short-term investments	19,386	(211,297)	138,732
Cash and short-term investments at beginning of year	120,092	331,389	192,657

Cash and short-term investments at end of year	$139,478	$120,092	$331,389

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
December 31, 2008, 2007, and 2006
(In thousands)
(1)	Background and Significant Accounting Policies
Organization
Horace Mann Life Insurance Company (the Company), an Illinois domiciled company, markets and underwrites tax-qualified retirement annuities, individual life, group disability income, and group life insurance products primarily to K-12 teachers, administrators and other employees of public schools and their families.

The Company is a subsidiary of Horace Mann Educators Corporation (HMEC), which indirectly owns 100% of the outstanding shares. The Company is a wholly owned subsidiary of Allegiance Life Insurance Company (ALIC). Other affiliated companies include Horace Mann Investors, Inc., Horace Mann Insurance Company, Teachers Insurance Company, Horace Mann Property & Casualty Insurance Company, Horace Mann Lloyds, and Horace Mann Service Corporation (HMSC). HMSC performs certain fiscal and administrative services for all the affiliated companies in the group.

During 2008, 2007 and 2006, the Company has not participated in any business combinations nor discontinued any operations.
Basis of Presentation
The accompanying statutory financial statements have been prepared in conformity with the accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulation — Division of Insurance and the National Association of Insurance Commissioners (NAIC), which differ materially in some respects from United States (U.S.) generally accepted accounting principles (GAAP) as more fully discussed in note 8. The state of Illinois has adopted the prescribed accounting practices as stated in NAIC SAP without modification. At December 31, 2008 and 2007 the Company has no material statutory accounting practices that differ from those of the state of Illinois or the NAIC accounting practices. The significant statutory accounting practices and the Company’s related accounting policies follow.
Investments
Investments are valued in accordance with the requirements of the NAIC.

Bonds, other than NAIC class 6, not backed by other loans are carried at amortized cost, adjusted for the amortization of premiums, accretion of discounts and any impairment. Premiums and discounts are amortized and accreted over the estimated lives of the related bonds based on the interest yield method. NAIC class 6 bonds are carried at lower of cost or NAIC fair value. Fair value is derived from the NAIC Valuation of Securities Manual for securities listed. Fair value of bonds not listed is determined considering factors including quality of issuer, interest rates, and maturity dates.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Loan-backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Loan backed securities that have been assigned the NAIC category 6 designation are written down to the appropriate NAIC carrying value. The Company used a pricing service in determining the fair value of its loan-backed securities when NAIC fair value was not available. Prepayment assumptions were obtained from broker dealer survey values and are consistent with the current interest rate and economic environment. Significant changes in estimated cash flows from the original purchase assumptions for loan backed and structured securities are accounted for using the retrospective method. The Company had no negative yield situations requiring a change from the retrospective to prospective method.

Common stocks are carried at NAIC fair value. Fair value is derived from the NAIC Valuation of Securities Manual for securities listed.

Preferred stocks are carried at cost, less any impairment adjustments or at the lower of cost or fair value, depending on the NAIC designation of the security.

Hybrid securities are investments structured to have characteristics of both stocks and bonds. Hybrid securities totaled $53,717 and $53,550 at December 31, 2008 and 2007, respectively, all of which were classified as preferred stock on the statutory statements of admitted assets, liabilities, and capital and surplus.

Mortgage loans are carried at the unpaid principal balance less unamortized discount and were issued at a value of no more than 75% of the appraised value of the mortgaged property. No new mortgage loans were issued during 2008, 2007 and 2006. The Company did not reduce interest rates of any outstanding mortgage loans during 2008, 2007 and 2006. During 2008, 2007 and 2006, the Company had no non-performing mortgage loans or loans with past due interest or principal payments.

Contract loans are carried at the unpaid principal balance.

At December 31, 2008 and 2007, the Company had no investments in derivative financial instruments, joint ventures or partnerships, reverse mortgages, repurchase agreements and holds no loans or debt that has been restructured.

The Company has elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date.

Cash and short-term securities have a maturity of one year or less at the time of acquisition. Short-term investments are carried at amortized cost which approximates fair value.

Interest income is recognized as earned. Investment income reflects amortization of premiums and accrual of discounts on an effective-yield basis.

Net realized investment gains and losses are determined on the basis of specific identification on the trade date.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The Company’s methodology of assessing other-than-temporary impairments is based on security-specific facts and circumstances as of the date of the reporting period. Based on these facts, if management believes it is probable that amounts due will not be collected according to the contractual terms of a debt security, or if the Company does not have the intent to sell a debt or equity security with an unrealized loss until it matures or recovers in value, an other-than-temporary impairment is considered to have occurred. As a general rule, if the fair value of a debt security has fallen below 80% of book value, this security will be reviewed for an other-than-temporary impairment. Also as a general rule, if the fair value of an equity security has declined below cost, this security will be reviewed for an other-than-temporary impairment including an assessment of whether recovery in fair value is likely to occur within a reasonable period of time. Additionally, if events become known that call into question whether the security issuer has the ability to honor its contractual commitments, whether or not such security has been trading above an 80% fair value to book value relationship, such security holding will be evaluated to determine whether or not such security has suffered an other-than-temporary decline in value. With respect to fixed income securities involving securitized financial assets, a comparison is made of expected undiscounted cash flows to current book value to determine whether an other-than-temporary impairment has occurred.

A decline in fair value below amortized cost is not assumed to be other-than-temporary for fixed maturity investments with unrealized losses due to changes in interest rates, spread widening or market illiquidity where there exists a reasonable expectation based on the Company’s consideration of all objective information available that the Company will recover all amounts due under the contractual terms of the security and the Company does not have the intent to sell. Management considers the following items: the length of time and the extent to which the fair value has been less than cost, the financial condition and short-term prospects of the issuer including any specific events that may influence the operations of the issuer, and the intent and ability to retain the investment for a period of time sufficient to allow for any anticipated recovery in value. Based on these facts, if management believes it is probable that amounts due will not be collected according to the contractual terms of a debt security, or if the Company has the intent to sell the investment before recovery of the cost of the investment, an other-than-temporary impairment shall be considered to have occurred resulting in a write-down of carrying value, with a realized investment loss charged to operations for the period. For loan-backed securities, the Company analyzes undiscounted cash flows on a quarterly basis to determine if additional other-than-temporary impairment write-downs are necessary.
Asset Valuation Reserve
The Asset Valuation Reserve (AVR) was calculated as prescribed and required by the NAIC. This reserve is maintained for the purpose of stabilizing surplus against the effects of fluctuations in the value of certain bond, stock, mortgage loan and real estate investments. Changes in the AVR reserve are charged or credited to surplus.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The balance of the AVR by component at December 31, is as follows:

	2008	2007

Bonds, preferred stock and short-term investments	$67	$19,400
Mortgage loans	25	28

Total AVR	$92	$19,428

At December 31, 2008 and 2007 the AVR was held at a level equal to .44% and 88.6%, respectively of the maximum reserve level allowed by the NAIC.
Interest Maintenance Reserve
The Interest Maintenance Reserve (IMR) was calculated as prescribed by the NAIC. This reserve is designed to capture the realized capital gains and losses which result from changes in the overall level of interest rates and amortize them into operations over the approximate remaining life of the investment sold.
Variable Annuities Assets and Liabilities Held in Separate Accounts
Assets held in trust for purchasers of variable annuity contracts and the related liabilities are included in the statutory statements of admitted assets, liabilities and capital and surplus. Variable annuity assets, carried at fair value, and liabilities represent tax-qualified variable annuity funds invested in various mutual funds.

The investment income, gains and losses of these accounts accrue directly to the policyholders and are not included in the operations of the Company.

Reconciliation of transfers to (from) separate account is as follows:

	2008	2007

Transfers to separate account	$135,194	$150,298
Transfers from separate account	(148,406)	(151,196)

Net transfers to separate account	$(13,212)	$(898)

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Subprime Mortgage Related Risk Exposure
The Company has three securities with direct sub-prime exposure. One security is a collateralized debt obligation with original cost of $4,908, book adjusted carrying value of $329, fair value of $329 and other than temporary impairment losses to date of $4,290. The other two securities are AAA rated home equity asset-backed securities with a book adjusted carrying value of $3,492 and a fair value of $3,607. The characteristics of the Company’s sub-prime mortgage loan, a collateralized debt obligation, include the following: low average Fair Isaac Credit Organization (“FICO”) score (less than 650), high weighted average coupon relative to other mortgage-backed securities of similar loan age and issue date, high prepayment penalties, and a high percentage of hybrid loans or negative amortizing loans.
Aggregate Reserves
Applicable state insurance laws require that the Company set up reserves in accordance with statutory regulations, carried as liabilities to meet future obligations under outstanding policies. These reserves are the amount that, with the additional premiums to be received and interest thereon compounded annually at certain rates, is calculated to be sufficient to meet the various policy and contract obligations as they occur.

Premium deficiency reserves at December 31, 2008 and 2007 were $3,104 and $5,720, respectively.

The Company waives deduction of deferred fractional premiums upon death of insured and returns any portion of the final premiums beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

The tabular interest, tabular less actual reserve released and tabular cost have been determined by formula as prescribed in the annual statement instructions. Tabular interest on funds not involving life contingencies is determined as the sum of the products of each valuation rate of interest and the mean of the funds subject to such rate held at the beginning and end of the valuation year.

Aggregate reserves for life policies, annuity contracts, and supplementary contracts with life contingencies are based on statutory mortality tables and interest assumptions using either the net level, or commissioners’ reserve valuation method or commissioners’ annuity reserve valuation method. The annuity reserves include the current declared interest rates through the valuation date.
Reserve for Supplementary Contracts Without Life Contingencies
This reserve represents the present value of future payments discounted with interest only. At December 31, 2008 and 2007 this liability was $127,139 and $136,602 respectively, based on average credited interest rates of 3.75% and 3.05% in 2008 and 2007, respectively and is included in “policyholder funds on deposit.”
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Life Premiums
Life premiums are reflected as earned on the coverage anniversary date. Annuity and supplementary contracts with life contingencies premiums are reflected as earned when collected. Accident and health premiums are reported as revenue when due and earned on a pro rata basis over the period covered by the policy.

Deferred life premiums represent modal premiums (other than annual) to be billed in the year subsequent to the commencement of the policy year.

Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2008, were as follows:

	Gross	Net of Loading

Ordinary new business	$1,835	$1,005
Ordinary renewal	39,364	45,746
Group life	139	139

Total	$41,338	$46,890

Mutual Fund Service Fee Income
The Company has a service agreement where the Company provides certain services to the Wilshire VIT Funds (Funds) necessary to coordinate the Funds activities with those of the separate account of the Company. For these services the Company receives a mutual fund service fee, accrued daily and paid to the Company monthly, based upon the combined assets for the Funds.
Fees From Sales of Partner Products
The Company has programs to offer long-term care policies, variable universal life policies and fixed interest rate universal life insurance with three third-party vendors underwriting such insurance. Under these programs, the third-party vendors underwrite and bear the risk of these insurance policies and the Company receives a commission on the sale of that business.

The Company has entered into a third-party vendor agreement with American Funds Distributors, Inc. (“AFD”) to market their retail mutual funds. In addition to retail mutual funds accounts, the Company’s agents can also offer a 529 college savings program and Coverdell Education Savings Accounts through this marketing alliance. The Company has also expanded its product offerings to include fixed indexed annuities and single premium immediate annuities through additional marketing alliances. These third-party vendors underwrite these accounts or contracts and the Company receives commissions on the sales of these products.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Income Taxes
The Company is included in the consolidated federal income tax return of its parent, ALIC, and its ultimate parent, HMEC and its subsidiaries. The tax sharing agreements between the Company and HMEC, as approved by the Board of Directors of the Company, provide that tax on operating income is charged to the Company as if it were filing a separate federal income tax return. The Company is reimbursed for any losses or tax credits to the extent utilized in the consolidated return. Intercompany tax balances are settled quarterly with a subsequent final annual settlement upon filing the consolidated federal income tax return.

Federal income taxes are charged to operations based on current taxable income. Current year federal income tax expense or benefit is based on financial reporting income or loss adjusted for certain temporary differences, which are the result of dissimilar financial reporting and tax basis accounting methods. A deferred tax asset, for the tax effect of temporary differences between financial reporting and the tax basis of assets, is only reported as an admitted asset to the extent of the sum of federal income taxes paid in prior years that can be recovered through loss carrybacks from temporary differences that reverse within one year; gross deferred tax assets expected to be realized within one year but limited to 10% of adjusted surplus; and gross deferred tax liabilities. The change in net deferred income taxes is included directly in surplus.

The Company records liabilities for potential tax contingencies where it is not probable that the position will be sustainable upon audit by taxing authorities. These liabilities are reevaluated routinely and are adjusted appropriately based upon change in facts or law.

The Company classifies all interest and penalties as income tax expense.
Acquisition Expenses
The cost of acquiring new business, principally commissions, underwriting salaries, and related expenses, is charged to expense as incurred.
Non-admitted Assets
Assets prescribed by the Illinois Insurance Code and the NAIC as “non-admitted” (principally non-admitted deferred tax assets) are charged to unassigned surplus.
Use of Estimates
The preparation of statutory financial statements requires management to make estimates and assumptions that affect (1) the reported amounts of assets and liabilities, (2) disclosure of contingent assets and liabilities at the date of the financial statements, and (3) the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Correction of Immaterial Error
During 2008, the Company discovered that X-factors were incorrectly applied to the mortality tables past the end of the select period for the alternative minimum reserve calculation. As a result, the December 31, 2007 miscellaneous reserve for “Excess of valuation net premiums over corresponding gross premiums” reflected within Aggregate Life and Annuity Reserves was understated by $2,636. Liabilities and Capital and Surplus and Statutory Statements of Capital and Surplus have been adjusted in 2008 to correct this immaterial error.
Actuarial Valuation Basis Changes
Three changes in reserve valuation bases were recorded by the Company during 2008 due to refinements in the reserve calculations. The first change was related to reserves calculated using “Excess of valuation net premiums over corresponding gross premiums”. In accordance with Section 8 of the Standard Valuation Law, deficiency reserves are calculated at the contract level. The 2007 deficiency reserves on supplemental benefits were recalculated by comparing net and gross premiums at the contract level instead of on a benefit level and the resulting decrease in Aggregate Life and Annuity Reserves due to this valuation basis change was $2,343.

The Company also changed the mortality table used for the alternative minimum reserve calculation from the 2001 CSO composite mortality table to the tobacco-distinct 2001 CSO table for plans utilizing X-factors to more closely reflect the risk of the underlying business. The 2007 reserves were recalculated using the tobacco-distinct mortality table and the resulting decrease in Aggregate Life and Annuity Reserves was $1,675.

There was also a change in the valuation basis for Supplementary Contracts with Life Contingencies recorded in Aggregate Life and Annuity reserves. Historically, the Company held the greater of the calculated statutory reserve and the GAAP reserve for the reported statutory reserve on supplemental contracts with life contingencies. Due to refinements in the reserve calculations implemented during 2008, the 2007 reserves were recalculated removing the GAAP reserve constraint and the resulting decrease due to the valuation basis change was $7,419.

Liabilities and Capital and Surplus and Statutory Statements of Capital and Surplus were adjusted in 2008 to reflect these valuation basis changes.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
(2)	Investments
Net Investment Income
The components of net investment income were as follows:

	2008	2007	2006

Interest on bonds	$181,946	$173,074	$165,463
Preferred stock income	7,200	4,094	562
Interest on mortgage loans	1,426	1,475	1,521
Interest on short-term investments	1,330	2,734	1,621
Interest on contract loans	6,130	5,826	5,430
Other investment income	1,121	1,120	843

Gross investment income	199,153	188,323	175,440
Investment expenses	4,454	3,274	2,972

Net investment income	$194,699	$185,049	$172,468

The Company nonadmits investment income due and accrued if amounts are over 90 days past due. The Company had no amounts non-admitted at December 31, 2008 and 2007.
Net Realized Investment Gains (Losses) Net of Tax and Transfers to IMR
Realized investment gains (losses) which result from changes in the overall level of interest rates, excluding securities whose NAIC rating classification at the end of the holding period is different from its NAIC rating classification at the beginning of the holding period by more than one NAIC rating classification, are transferred to IMR. Realized investment gains (losses) on most fixed income securities are transferred on an after tax basis to the IMR and amortized into operations over the average remaining lives of the assets sold.

The IMR at December 31 is as follows:

	2008	2007	2006

Reserve balance, beginning of year	$30,383	$31,014	$29,675
Current year capital (losses) gains, net of tax	(2,711)	1,399	3,810
Amortization of IMR	(1,561)	(2,030)	(2,471)

Reserve balance, end of year	$26,111	$30,383	$31,014

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Net realized investment gains (losses) reported in the statutory statements of operations net of tax and transfers to IMR were as follows:

	2008	2007	2006

Bonds	$(39,422)	$(2,336)	$9,755
Common stocks	(1,259)	—	—
Preferred stocks	(5,088)	(642)	—
Short-term	(1,074)	—	—

Net realized investment gains (losses)	(46,843)	(2,978)	9,755

Less federal income tax expense	(2,211)	413	2,180
Transferred to IMR	2,711	(1,399)	(3,810)

Net realized investment gains (losses) net of tax and transfers to IMR	$(41,921)	$(4,790)	$3,765

Net realized losses were $41,921 in 2008 compared to net realized losses of $4,790 in 2007. The net losses were realized from recording of other-than-temporary impairment charges and ongoing investment portfolio management activity. The Company recorded other-than-temporary impairment write-downs of $42,333 in 2008 compared to $8,054 in 2007. The 2008 other-than-temporary impairment losses included $36,395 of bonds, $3,605 of preferred stocks, $1,259 of common stocks and $1,074 of the Reserve Fund money market fund. The bond impairments consisted of 29 issues with loss amounts ranging from less than $1 to $7,330. These were primarily comprised of financial institution securities, high yield bonds and CDO holdings. Total losses from Lehman Brothers issues, the largest loss issuer in this category, amounted to $19,725. The preferred stock impairments consisted of 15 issues with loss amounts ranging from less than $1 to $1,234. This category was primarily comprised of financial institution securities and real estate related securities. Total losses from KBC Bank, the largest preferred stock, loss amounted to $1,234. The common stock impairments consisted of 3 issues with loss amounts ranging from less than $12 to $1,044. These securities were in the cable TV industry. Losses realized in 2008 included $1,510 from the sale of securities that had been previously impaired. A gain of $866 was recorded due to recovery from litigation proceeds for a security that was other-than-temporary impaired and totally disposed of during 2002. Gains realized in 2007 included $289 due to recovery from litigation proceeds for a security that was other-than-temporary impaired and totally disposed of during 2002. In each of the periods, the other-than-temporary impaired securities were marked to fair value, and the write-downs were recorded as realized investment losses in the statutory statements of operations.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Change in Net Unrealized Capital Gains (Losses)
Common stocks are carried at fair value. The resulting unrealized capital gains or losses are reflected as credits or charges directly to unassigned surplus. The unrealized capital gains also include the impact of deferred tax assets. This amount was $(151) and $(341) at December 31, 2008 and 2007, respectively.

	2008	2007

Net unrealized capital gains (losses):
Beginning	$635	$—
End of year	280	635

Change in net unrealized capital gains (losses)	$355	$(635)

Bonds and Preferred Stock
At December 31, 2008 and 2007, the fair value and gross unrealized capital losses of investments in bonds and preferred stock segregated between securities having an unrealized loss for less than 12 months and securities having an unrealized capital loss for 12 months or longer were as follows:

	Less than 12 months		12 months or longer		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
As of December 31, 2008
U.S. government and agency obligations:
Mortgage-backed securities	$37,982	$212	$6,542	$135	$44,524	$347
Other	2,317	83	—	—	2,317	83
Municipal bonds	27,717	2,878	—	—	27,717	2,878
Foreign government bonds	2,835	156	—	—	2,835	156
Corporate bonds	696,952	99,272	385,511	79,954	1,082,463	179,226
Other mortgage-backed securities	163,818	58,806	69,453	70,006	233,271	128,812
Preferred stocks	25,921	9,090	30,458	22,610	56,379	31,700

Totals	$957,542	$170,497	$491,964	$172,705	$1,449,506	$343,202

	Less than 12 months		12 months or longer		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
As of December 31, 2007
U.S. government and agency obligations:
Mortgage-backed securities	$72,311	$185	$370,965	$5,195	$443,276	$5,380
Other	64,423	40	22,830	77	87,253	117
Municipal bonds	—	—	14,463	537	14,463	537
Foreign government bonds	—	—	3,911	35	3,911	35
Corporate bonds	328,863	10,555	480,593	15,567	809,456	26,122
Other mortgage-backed securities	142,569	9,013	44,742	1,385	187,311	10,398
Preferred stocks	60,424	7,989	4,139	346	64,563	8,335

Totals	$668,590	$27,782	$941,643	$23,142	$1,610,233	$50,924

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
At December 31, 2008, the gross unrealized capital loss position in the investment portfolio was $343,202 (681 positions and less than 12% of the investment portfolio’s fair value). Securities with an investment grade rating represented 93% of the gross unrealized capital losses. The largest single unrealized capital loss was $6,262 on a Teck Cominco Limited preferred stock. The portfolio included 282 securities that have been in an unrealized capital loss position for greater than 12 months, totaling $172,705 (of which $22,202 was from securities purchased in 2003 when interest rates were at record lows). The Company views the decrease in value of all of the securities with unrealized capital losses at December 31, 2008 as temporary, expects recovery in fair value, anticipates continued payments under the terms of the securities, and does not intend to sell the investments before recovery of the cost of the investment. Therefore, no impairment of these securities was recorded at December 31, 2008.

At December 31, 2008 and 2007, 1.7% and 2.3% of the total bond portfolio (at amortized cost) consisted of private placement bonds, respectively. The fair value of private placement bonds is estimated based upon factors including credit quality, interest rates and maturity dates.

The carrying value and NAIC fair value of investments in bonds, preferred and common stocks as of December 31, 2008 and 2007 are as follows:

		Gross	Gross	NAIC
	Carrying	Unrealized	Unrealized	Fair
December 31, 2008	Value	Gains	Losses	Value

U.S. government and agency obligations:
Mortgage-backed securities	$795,553	$19,659	$(347)	$814,865
Other	120,455	4,172	(83)	124,544
Municipal bonds	49,483	1,455	(2,878)	48,060
Foreign government bonds	13,188	716	(156)	13,748
Corporate securities	1,621,564	19,503	(179,226)	1,461,841
Other mortgage-backed securities	465,929	9,130	(128,812)	346,247
Preferred stocks	105,579	450	(31,700)	74,329
Common stocks	14,572	—	—	14,572

Total	$3,186,323	$55,085	$(343,202)	$2,898,206

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

		Gross	Gross	NAIC
	Carrying	Unrealized	Unrealized	Fair
December 31, 2007	Value	Gains	Losses	Value

U.S. government and agency obligations:
Mortgage-backed securities	$868,124	$5,874	$(5,380)	$868,618
Other	228,777	2,308	(117)	230,968
Municipal bonds	25,519	883	(537)	25,865
Foreign government bonds	13,229	1,465	(35)	14,659
Corporate securities	1,662,542	29,093	(26,122)	1,665,513
Other mortgage-backed securities	268,285	2,690	(10,398)	260,577
Preferred stocks	94,082	555	(8,335)	86,302
Common stocks	2,379	—	—	2,379

Total	$3,162,937	$42,868	$(50,924)	$3,154,881

U.S. government and agency obligations include securities issued by Federal National Mortgage Association of $452,740 and $676,009; Federal Home Loan Mortgage Association of $419,126 and $366,217; Government National Mortgage Association of $32,263 and $27,327; and Other Government of $11,879 and $27,348 as of December 31, 2008 and 2007, respectively.

Bonds by NAIC class at December 31 are as follows:

	2008		2007
		NAIC		NAIC
	Statement	Fair	Statement	Fair
	Value	Value	Value	Value

Class 1	$2,220,063	$2,091,967	$2,268,131	$2,264,624
Class 2	740,709	635,158	677,409	683,452
Class 3	51,085	39,917	40,447	39,521
Class 4	50,007	38,142	78,958	76,872
Class 5	2,689	2,455	1,530	1,561
Class 6	1,619	1,666	1	170

Total by class	$3,066,172	$2,809,305	$3,066,476	$3,066,200

At December 31, 2008, .65% of the Company’s investment portfolio was invested in collateralized mortgage obligations (CMOs) excluding mortgage obligations of United States governmental agencies. The average credit quality rating of the Company’s investment in CMOs was AAA and NAIC 1 -the highest ratings. The fair value of CMOs at December 31, 2008 was $156,621 compared to a $156,657 carrying value. The average duration of the Company’s investment in CMOs was 5.2 years at December 31, 2008.

The carrying value and NAIC fair value of bonds by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

		NAIC
	Carrying	Fair
December 31, 2008	Value	Value

Due in one year or less	$245,374	$224,818
Due after one year through five years	903,396	827,714
Due after five years through ten years	921,765	844,545
Due after ten years through twenty years	310,480	284,470
Due after twenty years	685,157	627,758

Total bonds	$3,066,172	$2,809,305

Proceeds from the sale of investments in bonds and stocks during 2008, 2007 and 2006 were $485,953, $639,498 and $484,288, respectively. Gross gains of $8,203, $10,738 and $9,592 and gross losses of $13,961, $8,470 and $4,847 were realized on those sales for 2008, 2007 and 2006, respectively.
Deposits
Included in bonds is the carrying value of securities on deposit with governmental authorities, as required by law, as of December 31 were as follows:

	2008	2007

Held for all policyholders	$1,674	$1,672
Held for policyholders in certain states	1,104	971

Total deposits	$2,778	$2,643

Securities Lending
The Company loans fixed income securities to third parties, primarily major brokerage firms. Beginning in the third quarter of 2007, the Company reduced the amount of fixed income securities that it loans compared to the previous levels and at December 31, 2008 the Company’s securities lending program is suspended. As of December 31, 2008 and 2007, fixed maturities with a fair value of $0 and $74,599, respectively, were on loan. The Company maintains effective control over the loaned securities and therefore reports them as bonds in the statutory statements of admitted assets, liabilities and capital and surplus. Securities lending collateral is classified as short-term investments with a corresponding liability in the Company’s statutory statements of admitted assets, liabilities and capital and surplus. Acceptable collateral for this program is U.S. Government securities, U.S. Government Agency securities and cash. The collateral is not restricted. The initial collateral received is 102% of the fair value of the loan, and the collateral is maintaining at 102% of the fair value of the loan. The separate account of the Company does not participate in any securities lending program.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Investments in Entities Exceeding 10% of Capital and Surplus
The names of entities (other than the U.S. Government and government agencies and authorities) in which the total amount invested exceeds 10% of total capital and surplus at December 31, 2008 is as follows:

	Standard & Poors	Carrying
Bonds:	rating	value

AT&T	A	$31,089

(3)	Reserves

The composition of aggregate reserves for life policies, annuity contracts, and supplementary contracts with life contingencies at December 31 was as follows:

	Aggregate reserves		Mortality	Interest
	2008	2007	table	rates

Life	$770,233	$737,860	1980 CSO	4.0-6.0%
	1,425	1,379	1958 CET	2.5-4.5
	150,015	153,180	1958 CSO	2.5-4.5
	71,793	66,173	Various	2.5-5.5
	6,823	7,103	1941 CSO	2.5-3.0

Annuity	1,383,121	1,313,072	1971 IAM	3.0-5.5
	68,780	70,676	a-1949	3.0-5.5
	1,130	1,152	1937 SAT	3.0
	558	80	Various	3.0
	415,896	339,309	a-2000	1.5-3.5
	150,008	143,547	1983a	3.0-4.5

Supplementary contract with life contingencies	41,462	46,500	1983a	6.25-11.0
	62,983	65,779	a-2000	5.25-7.0
	1,481	1,775	1971 IAM	4.5-11.25
	253	362	1937 SAT	3.5

Total	$3,125,961	$2,947,947

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Analysis of Annuity Reserves and Deposit Liabilities by Withdrawal Characteristics

	2008		2007
		% of		% of
	Amount	Total	Amount	Total

Subject to discretionary withdrawal

With fair value adjustment	$38,152	1%	$41,388	1%
At book value less current surrender charge of 5% or more	1,178,589	37%	1,108,014	30%
At fair value	954,618	30%	1,546,783	43%

Total with adjustment or at fair value	2,171,359		2,696,185

At book value without adjustment (minimal or no charge or adjustment)	929,930	29%	855,037	23%
Not subject to discretionary withdrawal	106,179	3%	114,415	3%

Total (gross)	3,207,468	100%	3,665,637	100%

Reinsurance ceded	39		—

Total (net)*	$3,207,429		$3,665,637

*	Reconciliation of total annuity actuarial reserves and deposit fund liabilities.

	2008	2007

Life & Accident & Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$2,019,493	$1,867,836
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	106,179	114,415
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1	127,139	136,603

Subtotal	2,252,811	2,118,854

Separate Accounts Annual Statement:

Exhibit 3, Line 0299999, Column 2	952,235	1,543,399
Exhibit 3, Line 0399999, Column 2	2,383	3,384

Subtotal	954,618	1,546,783

Combined Total	$3,207,429	$3,665,637

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Policy reserves for losses for accident and health contracts are estimated by the Company’s valuation actuary using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates specified by regulatory authorities for disability income business.
Aggregate reserves for accident and health policies include the present value of amounts not yet due on existing claims and unearned premiums at December 31 as follows:

	Aggregate reserves
	2008	2007

Present value of amounts not yet due on claims (3% interest rate)	$5,911	$6,222
Additional contract reserves	222	280
Unearned premiums and other	162	168

Aggregate accident and health reserves	$6,295	$6,670

The Company discounts the liabilities for certain cancelable disability insurance business. The liabilities included $5,495 and $5,611 of such discounted reserves at December 31, 2008 and 2007, respectively. The aggregate amount of discount at December 31, 2008 and 2007 were $1,029 and $1,063, respectively.
Unpaid Benefits
Unpaid benefits consists of case basis reserves and estimates of losses incurred but not reported. Estimates for losses incurred but not reported are based on prior experience modified for current trends.
Accident and health claim reserves and liabilities include the following:

	2008	2007

Aggregate reserves for accident and health	$6,295	$6,670
Unpaid benefits for accident and health	273	243
Less: Additional contract reserves	(222)	(280)
Unearned premiums and other	(162)	(168)

Accident and health claim reserves and liabilities	$6,184	$6,465

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The following table sets forth an analysis of accident and health claim reserves and liabilities and provides a reconciliation of beginning and ending reserves for the periods indicated.

	2008	2007	2006

Net balance at January 1	$6,465	$7,304	$7,875

Incurred related to:
Current year	1,989	2,207	2,142
Prior years	69	(642)	(203)

Total incurred	2,058	1,565	1,939

Paid related to:
Current year	679	798	670
Prior years	1,660	1,606	1,840

Total paid	2,339	2,404	2,510

Net balance at December 31	$6,184	$6,465	$7,304

As a result of changes in estimates of claims incurred in prior years, the accident and health claims and claim adjustment expenses incurred increased by $69 and decreased by $642 in 2008 and 2007, respectively. These changes in estimates are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims and claim and loss adjustment expenses.
(4)	Related Party Transactions
The Company has common management and shares office facilities with HMEC and other affiliates and is a party to several intercompany service agreements. Under these agreements, the Company paid $83,748, $107,316, and $99,130 for management, administrative, data processing, commissions and agency services, utilization of personnel, and investment advisory services in 2008, 2007 and 2006, respectively. The Company holds a mortgage loan on the home office property from HMSC in the amount of $13,374 and $13,625 as of December 31, 2008 and 2007, respectively.
The Company had net balances receivable from affiliates of $11,447 and net payable to affiliates of $488 at December 31, 2008 and 2007, respectively.
ALIC reinsures all of the Company’s life insurance business in the state of Arizona. Effective January 1, 2001, ALIC also assumed a small block of Florida whole life business from the Company (see note 8).
The Company has no common stock investments in any upstream companies or affiliates.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
(5)	Federal Income Taxes
Federal income tax expense (benefit) for the years ended December 31, 2008, 2007 and 2006, consist of the following major components:

	2008	2007	2006

Current income tax expense from operations	$6,630	$11,361	$5,873
Prior year over accrual of tax reserves	(2,232)	(785)	(1,385)
Resolution of contingent tax liabilities	(2,697)	—	—

Federal income tax expense from operations	1,701	10,576	4,488

Tax expense (benefit) from net realized capital (losses) gains	(2,211)	413	2,179

Federal income tax (benefit) expense	$(510)	$10,989	$6,667

The components of the net admitted deferred tax assets (DTAs) and deferred tax liabilities (DTLs) as of December 31, 2008 and 2007 are as follows:

	2008	2007	Change

Total of all DTAs (admitted and nonadmitted)	$60,079	$54,433	$5,646
Total of all DTLs	20,326	20,340	(14)

Net DTAs	39,753	34,093	5,660
Total DTAs non-admitted	35,817	30,003	5,814

Net admitted DTAs	$3,936	$4,090	$(154)

The change in deferred income taxes reported in surplus before consideration of nonadmitted assets is comprised of the following components:

	2008	2007	Change

Net DTA	$39,753	$34,093	$5,660
Net tax effect of unrealized gains and losses	150	341	(191)

Net tax effect without unrealized gains and losses	$39,603	$33,752	$5,851

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The net DTAs at December 31, 2008 and 2007, is included in deferred tax assets on the accompanying statutory statements of admitted assets, liabilities, capital and surplus. There are no temporary differences for which DTLs have not been recognized.
DTAs resulting from book/tax differences in:

	2008	2007

Benefit reserves	$28,885	$35,645
Deferred acquisition costs	10,148	10,323
Impairments	15,666	1,939
Unrealized losses	150	341
Operating expense accruals	4,799	6,185
Capital loss carryforward	431	—

Total DTAs	$60,079	$54,433

Total DTAs non-admitted	$35,817	$30,003

Admitted DTAs	$24,262	$24,430

DTLs resulting from book/tax differences in:

	2008	2007

Bonds	$2,313	$1,359
Premiums deferred and uncollected	16,427	16,400
Policy benefits	1,302	2,250
Other	284	331

Total DTLs	$20,326	$20,340

Net admitted DTAs	$3,936	$4,090

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The Company’s income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income (loss) before income taxes as follows:

	2008	2007	2006

Current income tax (benefit) expense incurred	$(510)	$10,989	$6,667
Change in deferred income tax (without tax on unrealized gains and losses)	(5,851)	1,225	357

Total income tax (benefit) expense reported	(6,361)	12,214	7,024

Income (loss) before taxes	(13,964)	38,458	38,893

Expected income tax expense (benefit) at 35% statutory rate	(4,887)	13,460	13,613

Increase (decrease) in actual tax reported resulting from:
Dividends received deduction	(1,179)	(981)	(1,542)
Nondeductible expense for meals, penalties and lobbying	112	118	91
Tax adjustment for IMR	(546)	(729)	(865)
Deferred tax benefit on non-admitted assets	12	134	59
Prior year surplus reserve adjustment	222	—	(4,149)
Resolution of contingent tax liabilities	(2,697)	—	—
Provision to return	(208)	(47)	(197)
Reserve basis change	3,101	—	—
Other	(291)	259	14

Total income tax (benefit) expense	$(6,361)	$12,214	$7,024

As of December 31, 2008, the Company had no unused net operating loss carryforwards. The Company has available capital loss carryforwards of $1,232 to offset future taxable capital gains.
The amount of federal income taxes incurred that are available for recoupment in the event of future net losses are $6,117, $8,821 and $6,533 for 2008, 2007, and 2006 respectively.
As of December 31, 2008, the Company had no deposits reported as admitted assets under Section 6603 of the Internal Revenue Code.
At December 31, 2008, the Company had federal income tax returns for the 2005 through 2007 tax years still open and subject to examination by all major tax authorities. The Internal Revenue Service (IRS) completed its examination of tax years 2002, 2004, 2005 and 2006. As a result, the Company recorded a reduction in its liability for uncertain tax positions including interest of $2,993.
The Company records liabilities for potential tax contingencies where it is not probable that the position will be sustainable upon audit by taxing authorities. These liabilities are reevaluated routinely and are adjusted appropriately based upon change in facts or law. The Company has no unrecorded tax contingencies.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
A reconciliation of the beginning and ending amount of tax contingencies is as follows:

	2008	2007

Balance as of the beginning of the year	$3,089	$2,643
Additions based on tax contingencies related to the current year	505	420
Additions for tax contingencies for prior years	—	26
Settlements	(2,697)	—

Balance as of the end of the year	$897	$3,089

All of the liability for tax contingencies would affect income tax incurred if not realized. There are no contingencies for which it is reasonably possible the total tax contingency will significantly increase or decrease within the next 12 months.

The Company classifies all interest and penalties as income tax expense. The 2008 expense for interest and penalties was $12 ($8 net of tax benefit); for 2007, this amount was $396 ($258 net of tax); for 2006, this amount was $93 ($61 net of tax). The Company has recorded $160 and $543 in gross liabilities for tax related interest and penalties on its Statutory Statement of Admitted Assets, Liabilities and Capital and Surplus at December 31, 2008 and 2007, respectively.

(6)	Restrictions of Surplus

The amount of dividends which can be paid by Illinois insurance companies without prior approval of the State Insurance Commissioner is subject to restrictions relating to profitability and statutory surplus. Dividends which may be paid to the Parent Company during 2009 without prior approval are approximately $27,000. Ordinary dividends of $24,000, $0 and $0 were paid in 2008, 2007 and 2006, respectively.

(7)	Fair Value of Financial Instruments

The Company’s financial assets and financial liabilities carried at fair value have been classified, for disclosure purposes, in accordance with Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. SFAS No. 157 also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities (both common stocks and preferred stocks) that are traded in an active exchange market, as well as U.S. Treasury securities.

Level 2	Unadjusted observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for the assets or liabilities. Level 2 assets and liabilities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments. This category generally includes certain U.S. Government and agency mortgage-backed debt securities, non-agency structured securities, corporate debt securities, preferred stocks, and separate account assets.

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation. This category generally includes certain private debt and equity investments.
As required by SFAS No. 157, when the inputs used to measure fair value fall within different levels of the hierarchy, the level within which fair value measurement is categorized is based on the lowest level input that is significant to the fair value measurement in its entirety. As a result, a Level 3 fair value measurement may include inputs that are observable (Level 1 or Level 2) and unobservable (Level 3). Net transfers in (out) of Level 3 are reported as having occurred at the end of the reporting period in which the transfers were determined.
The following discussion describes the valuation methodologies used for financial assets measured at fair value. For fixed maturities, equity securities, and short-term and other investments, fair value equals quoted market value, if available. If a quoted market price is not available, fair value is estimated using quoted market prices for similar securities, adjusted for differences between the quoted securities and the securities being valued. The fair value of mortgage loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and the same remaining maturities. The fair value of contract loans is based on estimates using discounted cash flow analysis and current interest rates being offered for new loans.
The fair values of annuity contract liabilities and policyholder account balances on interest-sensitive life contracts are equal to the discounted estimated future cash flows (using the Company’s current interest rates earned on its investments) including an adjustment for risk that the timing or amount of cash flows will vary from management’s estimate.
Policyholder funds on deposit are supplementary contract reserves and dividend accumulations which represent deposits that do not have defined maturities. The carrying value of these funds is used as a reasonable estimate of fair value.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The following table presents the Company’s fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2008 and other assets and liabilities not carried at fair value but for which the disclosure is meaningful. In addition, the table includes the carrying amounts and fair values of financial instruments at December 31, 2007.

			Fair Value Measurements at
	Carrying	Fair	Reporting Date Using (1)
	Amount	Value	Level 1	Level 2	Level 3
December 31, 2008
Financial Assets
Investments
Fixed maturities (3)	$3,134,911	$2,868,159	$33,196	$2,804,933	$30,030
Equity securities (4)	67,841	50,957	37,899	13,059	—
Short-term and other investments (2)(5)	260,139	263,922	136,766	748	—

Total investments	3,462,891	3,183,038	207,861	2,818,740	30,030

Separate Account (variable annuity) assets	965,217	965,217	—	965,217	—

Financial Liabilities
Policyholder account balances on interest- sensitive life contracts	80,250	70,580
Annuity contract liabilities	2,125,672	1,877,400
Other policyholder funds	127,854	127,854

Separate Account liability	965,217	965,217

December 31, 2007
Financial Assets
Investments
Fixed maturities (3)	$3,125,000	$3,123,375
Equity securities (4)	54,365	50,559
Short-term and other investments (2)(5)	147,757	150,762
Short-term investments, loaned securities collateral	76,848	76,711

Total investments	3,403,970	3,401,407

Separate Account (variable annuity) assets	$1,562,210	$1,562,210

Financial Liabilities
Policyholder account balances on interest- sensitive life contracts	80,751	73,848
Annuity contract liabilities	1,982,252	1,768,074
Other policyholder funds	137,263	137,263

Separate Account liability	1,562,210	1,562,210

(1)	At December 31, 2008, this information is not required for financial liabilities or for periods prior to the adoption of SFAS No. 157.

(2)	Fair value of “Short-term and other investments” includes investments for which inputs to fair value measurements are not required. Inputs to fair value measurements are provided only for those investments carried at fair value.

(3)	Fixed maturities include bonds, preferred stocks with sinking funds, and surplus debentures (other assets).

(4)	Equities include preferred stocks without sinking funds and common stocks.

(5)	Short-term and other investments include mortgage loans, contract loans, and short-term investments.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The following table presents a reconciliation for all Level 3 assets measured at fair value on a recurring basis for the period January 1, 2008 to December 31, 2008.

	Level 3 Assets
	Fixed	Equity
	Maturities	Securities	Total
Financial Assets
Beginning balance, January 1, 2008	$657	$—	$657
Total net gains (losses) (unrealized)	2	—	2
Paydowns and maturities	(596)	—	(596)
Purchases, sales, issuances and settlements	—	—	—
Transfers in (out) of Level 3	29,967	—	29,967

Ending balance, December 31, 2008	$30,030	$—	$30,030

(8)	Differences Between U.S. Generally Accepted Accounting Principles and Statutory Accounting Practices

Statutory accounting practices differ in some respects from U.S. generally accepted accounting principles (GAAP). The most significant differences between statutory accounting practices and GAAP are highlighted by the following descriptions of the GAAP treatment:
(a)	Aggregate reserves for future life benefits are computed on the net level premium method using estimates of future investment yield, mortality, and withdrawal.

(b)	Aggregate reserve for annuity contracts are carried at accumulated policyholder values without reduction for potential surrender or withdrawal charges.

(c)	Annuity considerations and other fund deposits are reflected as deposits rather than revenue.

(d)	Acquisition costs are deferred and amortized in proportion to anticipated premiums over the terms of the insurance policies for individual life contracts and amortized over 20 years in proportion to estimated gross profits for interest-sensitive life and investment (annuity) contracts.

(e)	Non-admitted assets are restored to the balance sheet less applicable allowance accounts.

(f)	Asset valuation and interest maintenance reserves are not provided.

(g)	The assets and liabilities are revalued as of the date of acquisition of HMEC and its subsidiaries in August, 1989.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
(h)	Realized investment gains (losses) resulting from changes in interest rates are recognized in operations when the related security is sold.

(i)	Reinsurance ceded credits are recognized as assets in GAAP basis financial statements.

(j)	Fixed maturity investments (bonds) categorized as available for sale. Such investments are carried at fair value with changes in fair value charged or credited to shareholder’s equity, net of deferred income taxes and the amortization of capitalized acquisition costs.

(k)	The statement of cash flows is presented in a format as prescribed by Statement of Financial Accounting Standards No. 95.

(l)	A statement of comprehensive income (loss) is required.

(m)	The realization of DTAs under GAAP is evaluated utilizing a “more likely than not” standard. A valuation allowance is established for DTAs deemed not realizable using this standard. Changes in the balances of DTAs and DTLs result in increases or decreases of operations under GAAP.

(n)	Deferred premium assets are not provided.

(o)	Tax liabilities are recorded only if it is more likely than not the position will not be sustainable upon audit by taxing authorities.

(p)	Policy and contract fees are recognized through the statements of operations when due. Under GAAP, these amounts are reported as unearned revenue and are recognized in income over the period in which the services are provided.
The aggregate effect of the foregoing differences has not been determined separately for the Company.

(9)	Reinsurance

The Company cedes reinsurance primarily to limit losses from large exposures and to permit recovery of a portion of direct losses; however, such a transfer does not relieve the Company of its primary obligation to the policyholders.

Information with respect to reinsurance ceded and assumed by the Company is set forth below.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

	2008	2007	2006

Direct life insurance premiums	$101,789	$101,435	$102,978
Life insurance premiums ceded:
To ALIC	1,531	1,518	1,558
Other	3,222	3,160	3,256

Net life insurance premiums as reported	97,036	96,757	98,164

Life insurance reserves ceded:
To ALIC	13,362	12,751	12,070
To other companies	4,196	4,591	4,434
Accident and health premiums ceded:
To other companies	1,856	2,043	2,112
Amounts recoverable from reinsurers on paid losses	238	440	754
The maximum amount of direct individual ordinary insurance retained on any standard life is $200 and a maximum of $100 or $125 is retained on each group life policy depending on the type of coverage. Amounts in excess of the retained portion are ceded on a yearly renewable term basis of reinsurance. The Company also maintains a life catastrophe reinsurance program. The Company reinsures 100% of the catastrophe risk in excess of $1,000 up to $15,000 per occurrence, with one reinstatement. The Company’s catastrophe risk reinsurance program covers acts of terrorism and includes nuclear, biological and chemical explosions but excludes other acts of war.

The Company has a quota share reinsurance agreement with Hartford Life and Accident Insurance Company and cedes 50% of the Company’s disability income policies.

(10)	Pension Plans and Other Postretirement Benefits

The Company is a member of the Horace Mann group of insurance companies. All the Company’s personnel are employees of HMSC. Salaries, pension and related benefits are allocated to the Company for these services.
Pension Plans
HMSC has the following retirement plans: a defined contribution plan; a 401(k) plan; a defined benefit plan for employees hired on or before December 31, 1998; and certain employees participate in a supplemental defined benefit plan or a supplemental defined contribution plan or both.

After completing the first year of employment, all employees of HMSC participate in the defined contribution plan. Under the defined contribution plan, HMSC makes contributions to each participant’s account based on eligible compensation and years of service. Through December 31, 2006, participants were 100% vested in this plan after 5 years of service. Effective January 1, 2007, participants are 100% vested in this plan after 3 years of service.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
All employees of HMSC participate in a 401(k) plan. HMSC contributes 3% of eligible compensation to each employee’s account, which is 100% vested at the time of the contribution. In addition, employees may voluntarily contribute up to 20% of their eligible compensation into their account.

Effective April 1, 2002, participants stopped accruing benefits under the defined benefit and supplemental defined benefit plans but continue to retain the benefits they had accrued to date. Amounts earned under the defined benefit and supplemental defined benefit plans have been based on years of service and the highest 36 consecutive months of earnings while under the plan (through March 31, 2002). Participants were 100% vested in these defined benefit plans effective April 1, 2007.

HMSC’s policy with respect to funding the defined benefit plan is to contribute to the plan trust amounts which are actuarially determined to provide the plan with sufficient assets to meet future benefit payments consistent with the funding requirements of federal laws and regulations. For the defined contribution, 401(k) and defined benefit plans, investments have been set aside in separate trust funds; whereas the supplemental retirement plans are unfunded non-qualified plans.

Employees whose compensation exceeds the limits covered under the qualified plans participate in an unfunded, non-qualified defined contribution plan. HMSC accrues an amount for each participant based on their compensation, years of service and account balance. Participants are 100% vested in this plan after 5 years of service.

The Company has no obligations to current or former employees for benefits after their employment but before their retirement.

Total pension expense allocated to the Company was $4,777, $4,811, and $5,609 for 2008, 2007 and 2006, respectively.
Postemployment Benefits
In addition to providing pension benefits, HMSC also provides certain health care and life insurance benefits to retired employees and eligible dependents. Effective January 1, 2004, only employees who were at least age 50 with a minimum of 15 years of service in 2004 were eligible to continue in this program. Postretirement benefits other than pensions of active and retired employees were accrued as expense over the employees’ service years. The allocated cost of these benefits totaled $(1,044), $(1,773), and $(495) for the years ended December 31, 2008, 2007 and 2006, respectively.

Effective January 1, 2007, HMSC eliminated the previous health care benefits for individuals 65 years of age and over and established a Health Reimbursement Account (HRA) for each eligible participant. Also, the new plan does not provide life insurance benefits to individuals who retired after December 31, 1993.

(11)	Lawsuits and Legal Proceedings

There are various lawsuits and legal proceedings against the Company. Management and legal counsel are of the opinion that the ultimate disposition of such litigation will have no material adverse effect on the Company’s financial position or results of operation.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The Company is subject to guaranty fund and other assessments by the states in which it writes business. Guaranty fund assessments are accrued at the time of insolvencies. Other assessments are accrued either at the time of assessment or in the case of loss based assessments, at the time the losses are incurred.
Extra Contractual Obligations
The Company paid claims-related extra contractual obligations and bad faith losses of $201, $275, and $226 during 2008, 2007, and 2006 respectively. The number of claims paid to settle claims-related extra contractual obligations or bad faith losses resulting from lawsuits was between 51-100 in 2008, 2007, and 2006 respectively.

(12)	Risk-Based Capital

The insurance departments of various states, including the Company’s domiciliary state of Illinois impose risk-based capital (RBC) requirements on insurance enterprises. The RBC calculation serves as a benchmark for the regulation of insurance companies by state insurance regulators. The requirements apply various weighted factors to financial balances or activity levels based on their perceived degree of risk.

The RBC guidelines define specific capital levels where regulatory intervention is required based on the ratio of a company’s actual total adjusted capital (sum of capital and surplus and AVR) to control levels determined by the RBC formula. At December 31, 2008, the Company’s actual total adjusted capital was $270,525 and the authorized control level risk-based capital was $27,063.

(13)	Risk Disclosures

The Company’s business involves various risks and uncertainties which are based on general business and insurance industry environments. The following are some of the risk factors that could affect the Company:

Investment Risks

The Company’s fixed income portfolio is subject to a number of risks including:
•	market value risk, which is the risk that invested assets will decrease in value due to a change in the yields realized on assets and prevailing market yields for similar assets, an unfavorable change in the liquidity of the investment or an unfavorable change in the financial prospects or a downgrade in the credit rating of the issuer of the investment;

•	credit risk, which is the risk that the value of certain investments becomes impaired due to deterioration in financial condition of one or more issuers of those instruments or the deterioration in performance or credit quality of the underlying collateral of certain structured securities and, ultimately, the risk of permanent loss in the event of default by an issuer or underlying credit;

•	market fundamentals risk, which is the risk that there are changes in the market that can have an unfavorable impact on securities valuation such as availability of credit in the capital markets, re-pricing of credit risk, reduced market liquidity, and increased market volatility;

•	reinvestment risk, which is the risk that interest rates will decline and funds reinvested will earn less than expected;
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
•	concentration risk, which is the risk that the portfolio may be too heavily concentrated in the securities of one or more issuers, sectors or industries, which could result in a significant decrease in the value of the portfolio in the event of deterioration in the financial condition of those issuers or the market value of their securities;
•	liquidity risk, which is the risk that liabilities are surrendered or mature sooner than anticipated requiring the Company to sell assets at an undesirable time to provide for policyholder surrenders, withdrawals or claims; and
•	regulatory risk, which is the risk that regulatory bodies or governments, in the U.S. or in other countries, may make substantial investments or take significant ownership positions in, or ultimately nationalize, financial institutions or other issuers of securities held in the Company’s investment portfolio, which could adversely impact the seniority or contractual terms of the securities.
Interest Rate Risk
Significant changes in interest rates expose the Company to the risk of not earning income or experiencing losses based on the differences between the interest rates earned on investments and the credited interest rates paid on outstanding fixed annuity and interest-sensitive life contracts. Significant changes in interest rates may affect:
•	the unrealized gains and losses in the investment portfolio

•	the book yield of the investment portfolio; and

•	the ability of the Company to maintain appropriate interest rate spreads over the fixed rates guaranteed in their life and annuity products.
Credit Risk
Third parties that owe money, securities or other assets to the Company may not pay or perform their obligations. These parties may include the issuers of securities, customers, reinsurers, and other financial intermediaries
Ratings Risk
Claims-paying ratings and financial strength ratings have become an increasingly important factor in establishing the competitive position of insurance companies. Each rating agency reviews its ratings periodically and from time to time may modify its rating criteria including, among other factors, its expectations regarding capital adequacy, profitability and revenue growth. A downgrade in the ratings or adverse change in the ratings outlook of the Company could result in a substantial loss of business.
Legal/Regulatory Risk
The Company is subject to extensive regulation and supervision designed to protect the interests of policyholders. The ability to comply with laws and regulations, at a reasonable cost, and to obtain necessary regulatory action in a timely manner, is and will continue to be critical. Legal/regulatory risk also includes risks related to market conduct and appropriate product sales to policyholders.

HORACE MANN LIFE INSURANCE COMPANY
SUMMARY OF INVESTMENTS — OTHER THAN INVESTMENTS IN RELATED PARTIES — SCHEDULE I
DECEMBER 31, 2008
(AMOUNTS IN THOUSANDS)

			Amount
			shown in
		NAIC	Balance
Type of investments	Cost(1)	Fair Value	Sheet

Debt securities:
Bonds:
U.S. Government and government agencies and authorities	$916,008	$939,409	$916,008
State, municipalities and political subdivisions	49,483	48,061	49,483
Foreign government bonds	13,188	13,748	13,188
Public utilities	252,308	238,406	252,308
Other corporate bonds	1,835,185	1,569,681	1,835,185

Total debt securities	$3,066,172	$2,809,305	$3,066,172

Equity securities:

Preferred stocks:
Industrial and miscellaneous	105,579	—	105,579
Common stocks	14,572	—	14,572

Total equity securities	$120,151	$—	$120,151

Mortgage loans on real estate	16,142	XXX	16,142
Real estate	—	XXX	—
Contract loans	106,481	XXX	106,481
Short-term investments	137,516	XXX	137,516
Receivable for securities	—	XXX	—
Other investments	16,429	XXX	16,429

Total investments	$3,462,891	XXX	$3,462,891

(1)	Debt securities are carried at amortized cost or investment values prescribed by the National Association of Insurance Commissioners.

(2)	Real estate acquired in satisfaction of indebtedness is $0.

(3)	Differences between cost and amounts shown in the balance sheet for investments, other than equity securities, represent non-admitted investments.
See accompanying report of independent auditors’ report.

HORACE MANN LIFE INSURANCE COMPANY
SUPPLEMENTARY INSURANCE INFORMATION — SCHEDULE III & VI
For the years ended December 31, 2008, 2007 and 2006
(Amounts in thousands)

	As of December 31,				For the years ended December 31,
		Future policy			Premium revenue			Amortization
	Deferred	benefits		Other policy	and annuity,		Benefits,	of deferred
	policy	losses, claims		claims and	pension and	Net	claims, losses	policy	Other
	acquisition	and loss	Unearned	benefits	other contract	investment	and settlement	acquisition	operating	Premiums
Segment	cost(1)	expenses(3)	premiums(3)	payable	considerations	income	expenses	costs(1)	expenses	written(2)
2008:
Life		$1,007,395		$3,272	$97,036	$57,947	$102,026		$37,322
Annuity		2,025,288		—	311,747	121,028	398,377		43,700
Supplementary Contracts		106,399		124,529	6,753	15,131	17,685		2,208
Accident and Health		6,568		53	3,911	593	1,994		2,702

Total		$3,145,650		$127,854	$419,447	$194,699	$520,082		$85,932

2007:
Life		$970,767		$3,368	$96,757	$55,284	$96,388		$39,038
Annuity		1,871,643		—	337,148	111,181	411,731		45,352
Supplementary Contracts		114,444		133,863	9,044	17,696	21,215		2,425
Accident and Health		6,912		32	4,105	888	1,492		2,661

Total		$2,963,766		$137,263	$447,054	$185,049	$530,826		$89,476

2006:
Life		$938,754		$3,461	$98,164	$51,617	$95,438		$42,100
Annuity		1,804,470		—	325,691	102,944	395,171		45,776
Supplementary Contracts		111,851		137,435	9,017	16,968	21,904		2,757
Accident and Health		7,824		62	4,219	939	1,859		3,268

Total		$2,862,899		$140,958	$437,091	$172,468	$514,372		$93,901

(1)	Does not apply to financial statements of life insurance companies which are prepared on a statutory basis.

(2)	Does not apply to life insurance.

(3)	Unearned premiums and other deposit funds are included in future policy benefits, losses, claims and loss expenses.
See accompanying report of independent auditors’ report.

HORACE MANN LIFE INSURANCE COMPANY
REINSURANCE — SCHEDULE IV
For the years ended December 31, 2008, 2007 and 2006
(Amounts in thousands)

					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	To net

2008: Life insurance in force	$13,671,845	$2,181,008	$—	$11,490,837	0.0%

Premiums and annuity, pension and other contract considerations:
Life insurance	$101,789	$4,753	$—	$97,036	0.0%
Annuity	311,747	—	—	311,747	0.0%
Supplementary contracts	6,753	—	—	6,753
Accident and health	5,767	1,856	—	3,911	0.0%

Total premiums	$426,056	$6,609	$—	$419,447	0.0%

2007: Life insurance in force	$13,576,538	$1,957,797	$—	$11,618,741	0.0%

Premiums and annuity, pension and other contract considerations:
Life insurance	$101,435	$4,678	$—	$96,757	0.0%
Annuity	337,148	—	—	337,148	0.0%
Supplementary contracts	9,044	—	—	9,044
Accident and health	6,148	2,043	—	4,105	0.0%

Total premiums	$453,775	$6,721	$—	$447,054	0.0%

2006: Life insurance in force	$13,400,292	$1,869,947	$—	$11,530,345	0.0%

Premiums and annuity, pension and other contract considerations:
Life insurance	$102,978	$4,814	$—	$98,164	0.0%
Annuity	325,691	—	—	325,691	0.0%
Supplementary contracts	9,017	—	—	9,017
Accident and health	6,331	2,112	—	4,219	0.0%

Total premiums	$444,017	$6,926	$—	$437,091	0.0%

See accompanying report of independent auditors’ report.

PART C
OTHER INFORMATION
HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
Item 24. Financial Statements and Exhibits
(a) Financial Statements
     The following financial statements are included in Part B hereof
Horace Mann Life Insurance Company Separate Account
     -Report of Independent Registered Public Accounting Firm, dated April 29, 2009
     -Statements of Net Assets — December 31, 2008
     -Statements of Operations — For the Year Ended December 31, 2008
     -Statements of Changes in Net Assets For the Year Ended December 31, 2008
     -Statements of Changes in Net Assets For the Year Ended December 31, 2007
     -Notes to Financial Statements — December 31, 2008
Horace Mann Life Insurance Company
     -Report of Independent Registered Public Accounting Firm, dated April 29, 2009
     -Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus -As of December 31, 2008 and 2007
     -Statutory Statements of Operations — For the Years Ended December 31, 2008, 2007 and 2006
     -Statutory Statements of Capital and Surplus — For the Years Ended December 31, 2008, 2007 and 2006
     -Statutory Statements of Cash Flow — For the Years Ended December 31, 2008, 2007 and 2006
     -Notes to Statutory Financial Statements — December 31, 2008, 2007 and 2006
(b) Exhibits

(1) Resolution of Board of Directors(1)
(2) Not Applicable
(3) Underwriting Agreement(1)
(4) Form of Variable Annuity Contract(2)
(5) Form of application
(6) Certificate of incorporation and bylaws (2)
(7) Not Applicable
(8) Not Applicable
(9) Opinion and Consent of Counsel            Filed Herewith
(10) Independent Auditors Consent            Filed Herewith
(11) Financial Statement Schedules for Horace Mann Life Insurance Company and the Independent Auditors’ Report thereon            Filed Herewith
(12) Not Applicable

(1)	Incorporated by reference to Horace Mann Life Insurance Separate Account Post-Effective Amendment No. 63 to Form N-4 Registration Statement, dated April 30, 1998 (File No. 811-1343).
(2) Incorporated by reference to Horace Mann Life Insurance Separate Account Pre-Effective Amendment No. 1 to Form N-4 Registration Statement, dated February 14, 2006 (File No. 811-1343).
Item 25. Directors and Officers of the Depositor
The directors and officers of Horace Mann Life Insurance Company, who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant, are listed below. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.

Name	Position and Office with Depositor
Peter H. Heckman	Director and Executive Vice President, Chief Financial Officer
Ann M. Caparros	Director, Vice President, General Counsel, Corporate Secretary & Chief Compliance Officer
Louis G. Lower II	Director, Chairman, President & Chief Executive Officer
Paul D. Andrews	Director and Senior Vice President
Angela S. Christian	Vice President & Treasurer
Brent Hamann	Senior Vice President
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Registrant is a separate account of Horace Mann Life Insurance Company. Horace Mann Life Insurance Company (an Illinois Corporation) is a wholly owned subsidiary of Allegiance Life Insurance Company (an Illinois Corporation). Allegiance Life Insurance Company and Horace Mann Investors, Inc. (a Maryland Corporation), principal underwriter of the Registrant, are wholly-owned subsidiaries of Horace Mann Educators Corporation (a Delaware Corporation), a publicly held corporation.
Item 27. Number of Contract Owners
As of March 27, 2009, the number of Contract Owners of Horace Mann Life Insurance Company Separate Account was 120,693 of which 117,349 were qualified Contract Owners and 3,344 were non-qualified Contract Owners.
Item 28. Indemnification

According to Section 21 of the Distribution Agreement, Horace Mann Life Insurance Company agrees to indemnify Horace Mann Investors, Inc. for any liability Horace Mann Investors, Inc. may incur to a Contract Owner or party-in-interest under a Contract (i) arising out of any act or omission in the course of, or in the connection with, rendering services under this Agreement, or (ii) arising out of the purchase, retention or surrender of a Contract; provided however the Horace Mann Life Insurance Company will not indemnify Horace Mann Investors, Inc. for any such liability that results from the willful misfeasance, bad faith or gross negligence of Horace Mann Investors, Inc., or from the reckless disregard, by Horace Mann Investors, Inc., of its duties and obligations arising under the Distribution Agreement.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Act, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriters
(a) Horace Mann Investors, Inc., the underwriter of Horace Mann Life Insurance Company Separate Account, acts as principal underwriter for Horace Mann Life Insurance Company Separate Account B, Horace Mann Life Insurance Company Allegiance Separate Account A, Horace Mann Life Insurance Company Qualified Group Annuity Separate Account and Horace Mann Life Insurance Group Annuity Separate Account.
(b) The following are the directors and officers of Horace Mann Investors, Inc. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.

Name	Position with Underwriter
Harry L. Mitchell	President
Joseph D. Terry	Chief Compliance Officer
Peter H. Heckman	Director
Rhonda R. Armstead	Secretary
Diane M. Barnett	Tax Compliance Officer

Name	Position with Underwriter
Angela S. Christian	Treasurer
Bret A. Conklin	Controller
Paul D. Andrews	Director
Ann M. Caparros	Director
(c) The following is a listing of the commissions and other compensation received by the principal underwriter from the Registrant, Horace Mann Life Insurance Company Separate Account B, Horace Mann Life Insurance Company Allegiance Separate Account A, Horace Mann Life Insurance Group Annuity Separate Account and the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account during the fiscal year ended December 31, 2008:

Name of		Compensation
Principal	Net Underwriting Discounts	on	Brokerage
Underwriter	and Commission	Redemption	Commission	Compensation
Horace Mann Investors, Inc.	$5,478,911	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Horace Mann Investors, Inc., underwriter of the Registrant, is located at One Horace Mann Plaza, Springfield, Illinois 62715. Horace Mann Investors, Inc. maintains those accounts and records associated with its duties as underwriter required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.
Horace Mann Life Insurance Company, the depositor, is located at One Horace Mann Plaza, Springfield, Illinois 62715. Horace Mann Life Insurance Company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder that are not maintained by Horace Mann Investors, Inc.
Item 31. Management Services
     Not applicable.
Item 32. Undertakings

(a) Horace Mann Life Insurance Company and the Registrant are relying on a no-action letter from the Securities and Exchange Commission that was issued to the American Council of Life Insurance and made publicly available on November 28, 1988. That letter outlines conditions that must be met if a company offering registered annuity contracts imposes the limitations on surrenders and withdrawals on section 403(b) contracts as required by the Internal Revenue Code. Horace Mann Life Insurance Company and the Registrant are in compliance with the conditions of that no-action letter.
(b) Horace Mann Life Insurance Company represents that the fees and charges deducted under the variable annuity contract described in the prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.
(c) The Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments may be accepted under the variable annuity contracts described in the prospectus.
(d) The Registrant undertakes to include either: (i) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information; or (ii) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.
(e) The Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written request.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Amendment to the Registration Statement meets the requirements of Securities Act Rule 485(b) for effectiveness and has duly caused this Registration Statement to be signed on its behalf in the City of Springfield, and State of Illinois, on this 28th day of April, 2009.
BY: HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

(Registrant)
By: Horace Mann Life Insurance Company

(Depositor)

Attest: /s/ ANN M. CAPARROS	By:	/s/ LOUIS G. LOWER II
Ann M. Caparros		Louis G. Lower II,
Corporate Secretary of the Depositor		President and Chief Executive Officer of the Depositor
     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

/s/ LOUIS G. LOWER II Louis G. Lower II	Director, Chairman, President and Chief Executive Officer	April 28, 2009

/s/ PETER H. HECKMAN Peter H. Heckman	Director, Executive Vice President and Chief Financial Officer	April 28, 2009

/s/ ANN M. CAPARROS Ann M. Caparros	Director, Vice President, General Counsel, Corporate Secretary and Chief Compliance Officer	April 28, 2009

/s/ BRENT HAMANN Brent Hamann	Senior Vice President	April 28, 2009

C-5

Exhibit Index
(9)	Opinion and Consent of Counsel

(10)	Independent Auditors Consent

(11)	Financial Statement Schedules for Horace Mann Life Insurance Company and the Independent Auditors’ Report thereon)